Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
350218627	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		3	D	D	D	D						[3] Application / Processing - Missing Valuation:	Missing appraisal required for FIRREA										3	D	D	D	D
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2005 which is 30 days prior to the note date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to determine disbursement date
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to determine disbursement date.
																																												Yes	TR Indeterminable
350218622	XXX	XXX	XXX	XXX	XXX	$XXX	IN	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218442	XXX	XXX	XXX	XXX	XXX	$XXX	MD	7/XX/2009	4/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																													-
350218441	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Per the approval, lender used an index value of 2.39% which is not in the lookback period					-
350218450	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the $XXX broker processing fee as a prepaid finance charge.					-
350218446	XXX	XXX	XXX	XXX	XXX	$XXX	WI	7/XX/1997	6/XX/1997	Primary	Purchase		2	B	B	B	B						[2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218451	XXX	XXX	XXX	XXX	XXX	$XXX	LA	8/XX/1997	7/XX/1997	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1997.						-
350218453	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/1997	2/XX/1997	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
350218452	XXX	XXX	XXX	XXX	XXX	$XXX	ME	5/XX/1998	3/XX/1998	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
350218454	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/1998	5/XX/1998	Primary	Purchase		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																																												No	TNR Testing Not Required
350218457	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	1/XX/2008	11/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 254 months, however, the audited TIL indicates MI should drop off after 252 months.					-
350218458	XXX	XXX	XXX	XXX	XXX	$XXX	MI	9/XX/2008	8/XX/2008	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization and system match amount of $XXX and appears the mi drop off as the under disclosure.					-
350218459	XXX	XXX	XXX	XXX	XXX	$XXX	GA	12/XX/2001	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A						[3] Application / Processing - Missing Document: Missing Final 1003											1	A	A	A	A							-
350218460	XXX	XXX	XXX	XXX	XXX	$XXX	NC	11/XX/2002	10/XX/2002	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
																																													-
350218498	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/1999	9/XX/1999	Primary	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																												Yes	TR Indeterminable
350218461	XXX	XXX	XXX	XXX	XXX	$XXX	NC	9/XX/2002	8/XX/2002	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 51 months, however, the audited TIL indicates MI should drop off after 70 months.					-
350218462	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2015	7/XX/2015	Second Home	Purchase	Safe Harbor QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/16/2015 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: The Final Hud has a Cure in the amount of $XXX on the front page.					TILA ATR/QM
350218443	XXX	XXX	XXX	XXX	XXX	$XXX	IN	7/XX/2000	2/XX/2000	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXX Inspection Date:	Loan documents from 2000, no inspection date post 2008 available										2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
350218463	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2007	3/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																																								Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received					-
350218469	XXX	XXX	XXX	XXX	XXX	$XXX	OH	11/XX/2000	10/XX/2000	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.
																																													-
350218470	XXX	XXX	XXX	XXX	XXX	$XXX	OH	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
																																													-
350218464	XXX	XXX	XXX	XXX	XXX	$XXX	MI	7/XX/2007	5/XX/2007	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218465	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2006	5/XX/2006	Investment	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.						-
350218466	XXX	XXX	XXX	XXX	XXX	$XXX	MI	8/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.						-
350218467	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2012	5/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																													-
350218468	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47600% is underdisclosed from calculated APR of 5.75286% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure due to the Approval indicating the Index the Lender used was 1.693% and closest index at look back period is reflecting 1.99583%. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to the Approval indicating the Index the Lender used was 1.693% and closest index at look back period is reflecting 1.99583%.					-
350218495	XXX	XXX	XXX	XXX	XXX	$XXX	NC	10/XX/1997	9/XX/1997	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1997, prior to three (3) business days from transaction date of 10/XX/1997.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Recording Service Fee of $XXX and a Settlement/Closing Fee of $XXX as prepaid finance charges. Also, the TIL Itemization erroneously disclosed a Credit Report Fee of $XXX as a prepaid finance charge.					-
350218501	XXX	XXX	XXX	XXX	XXX	$XXX	NC	4/XX/2005	3/XX/2005	Primary	Purchase		2	B	B	B	B						[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218489	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2014	1/XX/2014	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																													-
350218490	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003								[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 10/28/2016			3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016)
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 21.00000%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																												Yes	TR Indeterminable
350218487	XXX	XXX	XXX	XXX	XXX	$XXX	PA	4/XX/2013	1/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.								[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 03/18/2013			2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.						-
350218488	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/2013	7/XX/2013	Primary	Refinance Cash-out - Other		3	D	D	D	D						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003								[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 08/20/2013			3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350218485	XXX	XXX	XXX	XXX	XXX	$XXX	GA	2/XX/2019	12/XX/2018	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																													-
350218491	XXX	XXX	XXX	XXX	XXX	$XXX	IN	10/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
350218497	XXX	XXX	XXX	XXX	XXX	$XXX	GA	2/XX/2000	1/XX/2000	Primary	Purchase		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.						-
350218471	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2003	1/XX/2003	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $XXX settlement fee as prepaid finance charges					-
350218472	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2004	6/XX/2004	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218473	XXX	XXX	XXX	XXX	XXX	$XXX	WI	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218474	XXX	XXX	XXX	XXX	XXX	$XXX	OK	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Loan Tie In Fee of $XXX as prepaid finance charge.					-
350218475	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.				Yes	TR HUD Deficiency
350218477	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2007	12/XX/2006	Primary	Purchase		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218476	XXX	XXX	XXX	XXX	XXX	$XXX	KY	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects no MI, however, the audited TIL indicates MI drop off after 74 months.					-
350218478	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2007	5/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
350218479	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2007	12/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
350218480	XXX	XXX	XXX	XXX	XXX	$XXX	HI	5/XX/2008	4/XX/2008	Primary	Purchase		3	D	D	D	D						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																												No	TNR Testing Not Required
350218481	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2012	1/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218482	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 09/02/2017 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX											1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)						-
350218444	XXX	XXX	XXX	XXX	XXX	$XXX	OH	8/XX/1999	7/XX/1999	Primary	Purchase		3	D	D	D	D						[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																												No	TNR Testing Not Required
350218445	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXX Inspection Date: [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Closing / Title - Title: Evidence of title is missing											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/XX/2005.
																																													-
350218515	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2008	9/XX/2008	Primary	Refinance Rate/Term		2	B	B	B	B						[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[2] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 7.79000% or Final Disclosure APR of 8.01600% is in excess of allowable threshold of Prime Mortgage Market Rate 6.08000 + 1.75%, or 7.83000%.  Non-Compliant SubPrime Loan.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218512	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2007	4/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
350218507	XXX	XXX	XXX	XXX	XXX	$XXX	SC	5/XX/2000	4/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218509	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2006	9/XX/2006	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
350218505	XXX	XXX	XXX	XXX	XXX	$XXX	NC	4/XX/2003	3/XX/2003	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218510	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218508	XXX	XXX	XXX	XXX	XXX	$XXX	PA	12/XX/2005	11/XX/2005	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
350218511	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218513	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2007	3/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218514	XXX	XXX	XXX	XXX	XXX	$XXX	TX	1/XX/2005	11/XX/2004	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218506	XXX	XXX	XXX	XXX	XXX	$XXX	VA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Lien - Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																																													-
350218520	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350218596	XXX	XXX	XXX	XXX	XXX	$XXX	GA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																																													-
350218597	XXX	XXX	XXX	XXX	XXX	$XXX	KY	5/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
																																								Federal Compliance - Cross Collateralized Mortgage Loan: The note and security instrument reflect that 4 separate properties in KY are the collateral for the loan. Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender's TIL does not show ARM adjustments. Prepaid finance charges match itemization.					-
350218598	XXX	XXX	XXX	XXX	XXX	$XXX	CO	9/XX/2020	8/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, CO, Address: XXX, IL Statement
Statement
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/20/2015
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/02/1996, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/20/2015

Loan file missing the initial Loan Application and income documentation required by AUS. (see additional exceptions)
Please provide a Verbal Verification of Employment for both the borrower and co borrower dated no more than 10 days prior to the Note date as well as missing documentation for properties owned.
Please provide evidence of sufficient hazard coverage.
Monthly mortgage statement missing, evidence of hazard insurance and property taxes for all properties owned.
Please provide a Verbal Verification of Employment for both the borrower and co borrower dated no more than 10 days prior to the Note date.
Please provide a Verbal Verification of Employment for both the borrower and co borrower dated no more than 10 days prior to the Note date.
																																		3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11676216)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation  Safe Harbor QM due to missing documentation.  (see additional exceptions)
State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Please provide the First Lien Refinance Notice.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial signed and dated Loan Application.
Federal Compliance - Missing Initial Loan Application Test: Please provide initial signed and dated Loan Application.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Please provide initial signed and dated Loan Application.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Loan file missing Verbal Verification of Employment dated no more than 10 days prior to the Note date for Borrower’s employment.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan application date not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Provide Valid Change of Circumstance with evidence to support change for the increase in the fees, or cure to the borrower with a Post Close Closing Disclosure and evidence it sent to the borrower with an explanation of changes.

SELLER - GENERAL COMMENT (2022/XX/01): See attached initial applications.  Loan was started over telephone interview.  Bottom middle of all pages shows date of 6/XX/20.
REVIEWER - GENERAL COMMENT (2022/XX/07): Date shown at the bottom of 1003 can not be considered as LO signature date for the origination date. Please provide the initial signed and dated Loan Application. Exception remains.
SELLER - GENERAL COMMENT (2022/XX/12): Unable to procure.  Applications provided are the only documents available.  No initial applications signed in file.
REVIEWER - GENERAL COMMENT (2022/XX/13): Initial 1003 is not available

GENERAL COMMENT (2022/XX/01): See attached initial applications.  Loan was started over telephone interview.  Bottom middle of all pages shows date of 6/XX/20.

GENERAL COMMENT (2022/XX/12): Unable to procure.  Applications provided are the only documents available.  No initial applications signed in file.
																																													TILA ATR/QM
350218599	XXX	XXX	XXX	XXX	XXX	$XXX	OR	8/XX/2020	7/XX/2020	Primary	Purchase	Non QM	3	C	C	C	C						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		SELLER - GENERAL COMMENT (2022-12-05): Cert Attached REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate.									3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11676218)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Check Loan Designation Match - QM: AUS required mortgage insurance is missing which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Employment History: AUS required mortgage insurance is missing and the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Missing Initial Loan Application Test: .
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No supporting documentation for Homeownership counseling list provided before 06/XX/2020
																																									SELLER - GENERAL COMMENT (2022/XX/01): See attached initial application. Loan was started over telephone interview. Bottom middle of all pages shows date of 6/XX/20.	GENERAL COMMENT (2022/XX/01): See attached initial application. Loan was started over telephone interview. Bottom middle of all pages shows date of 6/XX/20. GENERAL COMMENT (2022/XX/05): Cert Attached			TILA ATR/QM
350218600	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		SELLER - GENERAL COMMENT (2022-12-05): Cert Attached REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate. REVIEWER - GENERAL COMMENT (2022-12-15): New cert was the same cert that was already in the file. Monthly premium is not outlined on the certificate.									3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 6,399.36 on Final Closing Disclosure provided on 08/XX/2020 not accurate. (Final/08/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2070633)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2070632)

Federal Compliance - Unknown Loan Designation Test: Lender did not provide loan designation.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: New exception generated after receipt of trailing document.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Evidence of mortgage insurance payment is missing.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Evidence of mortgage insurance payment is missing.

SELLER - GENERAL COMMENT (2022/XX/05): Agree : Unable to verify monthly payment due to missing the Mortgage Insurance information.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC received rebuttal regarding MI.  However, the issue appears related to the homeowner's insurance, which file documentation reflects premium of $XXX annual or 76.25/mo but final CD disclosed at $XXX/mo or $XXX annual.  Provide proof of the lower insurance HO6 premium.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. See attached MI Cert.
REVIEWER - GENERAL COMMENT (2022/XX/15): Issue related to the HOI on the CD not the MI
SELLER - GENERAL COMMENT (2022/XX/05): Agree : Unable to verify monthly payment due to missing the Mortgage Insurance information.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC received rebuttal regarding MI.  However, the issue appears related to the homeowner's insurance, which file documentation reflects premium of $XXX annual or 76.25/mo but final CD disclosed at $XXX/mo or $XXX annual.  Provide proof of the lower insurance HO6 premium.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. See attached MI Cert.
REVIEWER - GENERAL COMMENT (2022/XX/15): Exception remains. Mortgage insurance certificate does not provide the premium
REVIEWER - GENERAL COMMENT (2022/XX/15): Issue on CD connect to HOI which was not provided.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Homeowners insurance policy showing $XXX annual premium was an old policy effective 4/XX/2019 to 4/XX/2020. Updated homeowners insurance policy in file with effective dates 4/XX/2020 to 4/XX/2021 shows annual premium of $XXX or $XXX per month.
REVIEWER - GENERAL COMMENT (2022/XX/17): The disclosure provided to the borrower has incorrect information.  Final Disclosure Dated 8/XX/20 did not accurately reflect escrow payments. Exception remains.

GENERAL COMMENT (2022/XX/05): Agree : Unable to verify monthly payment due to missing the Mortgage Insurance information.

GENERAL COMMENT (2022/XX/05): Agree : Unable to verify monthly payment due to missing the Mortgage Insurance information.

GENERAL COMMENT (2022/XX/05): Cert Attached

GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. See attached MI Cert.

GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. See attached MI Cert.

GENERAL COMMENT (2022/XX/16): Disagree: Homeowners insurance policy showing $XXX annual premium was an old policy effective 4/XX/2019 to 4/XX/2020. Updated homeowners insurance policy in file with effective dates 4/XX/2020 to 4/XX/2021 shows annual premium of $XXX or $XXX per month.
																																													TILA ATR/QM
350218601	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2020	6/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file.	Loan amount on Final Title Policy reflects $XXX. Final loan amount is $XXX.										2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7335)

Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial Loan Application not provided.
State Compliance - New York Late Charge Percent Testing: Late charged reflected on Note of 5% exceeds New York Late Charge maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge Variation on Final Closing Disclosure provided on 12/XX/202 reflects a difference in actual amount financed in  he amount of $XXX for Section H Fee for CEMA-Servicing Lndr Attorney Fee.

SELLER - GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is understated by $XXX and is acceptable. Fees included: Relock at Market Rate $XXX Title-courier $XXX, Title-Patriot Act Search $XXX and prepaid interest $XXX. CEMA-Servicing Lndr Attorney is a non-APR fee.
REVIEWER - GENERAL COMMENT (2022/XX/07): The CEMA Lender Attorney Fee and the CEMA  Processing fee in section H are considered loan costs and finance charges.  Cure is required.
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: Per XXX methodology for the sate of New York the CEMA - Servicing Lender Attorney and CEMA - Servicing Lender Processing fees are correctly placed in section H and would NOT be considered APR fees.
REVIEWER - GENERAL COMMENT (2022/XX/14): Please provide documentation that the borrower requested CEMA attorney fees and CEMA servicing fees.  A CEMA transaction does indicate these fees as borrower requested fees, but as loan costs that should be disclosed in section A, B or C.  As the fees are a requirement of financing they would be tested as finance charges.  A cure is required.
REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing
																																										GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is understated by $XXX and is acceptable. Fees included: Relock at Market Rate $XXX Title-courier $XXX, Title-Patriot Act Search $XXX and prepaid interest $XXX. CEMA-Servicing Lndr Attorney is a non-APR fee. GENERAL COMMENT (2022/XX/12): Disagree: Per XXX methodology for the sate of New York the CEMA - Servicing Lender Attorney and CEMA - Servicing Lender Processing fees are correctly placed in section H and would NOT be considered APR fees.			-
350218579	XXX	XXX	XXX	XXX	XXX	$XXX	VA	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan was originated with Mortgage Insurance but, the Mortgage Insurance Certificate was included.	SELLER - GENERAL COMMENT (2022-12-05): MI was cancelled effective 6/30/2022 REVIEWER - GENERAL COMMENT (2022-12-06): Mortgage Insurance cancelled 06/30/2022, however Certificate from origination missing from the loan file.									3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2020 did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2064066)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2064065)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2064066)

Federal Compliance - Check Loan Designation Match - QM: AUS required evidence of mortgage insurance coverage is missing which which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing not in the file.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: A Mortgage Insurance Certificate reflecting the payment and terms is missing.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The loan was originated with Mortgage Insurance but, the Mortgage Insurance Certificate was included.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: A Mortgage Insurance Certificate reflecting the payment and terms is missing.

SELLER - GENERAL COMMENT (2022/XX/05): Agree: Unable to verify monthly mortgage insurance payment and mortgage insurance cut off due to missing Mortgage Insurance Certificate.
REVIEWER - GENERAL COMMENT (2022/XX/07): Please provide MI certificate and agreement for testing.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. Loan met eligibility to cancel MI; MI Cert reflect cancellation. See attached MI Cert.
REVIEWER - GENERAL COMMENT (2022/XX/15): MI Cert provided doesn't list a payment amount.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Unable to verify monthly mortgage insurance payment and mortgage insurance cut off due to missing Mortgage Insurance Certificate.
REVIEWER - GENERAL COMMENT (2022/XX/07): Please provide MI certificate and agreement for testing.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. Loan met eligibility to cancel MI; MI Cert reflect cancellation. See attached MI Cert.
REVIEWER - GENERAL COMMENT (2022/XX/15): MI Cert provided doesn't list a payment amount.
SELLER - GENERAL COMMENT (2022/XX/05): Disagree: The Note disclosed that the monthly principal and interest payment will be $XXX throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/07): Please provide MI certificate and agreement for testing.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: The Note disclosed that the monthly principal and interest payment will be $XXX throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/15): MI Cert provided doesn't list a payment amount.

GENERAL COMMENT (2022/XX/05): Disagree: The Note disclosed that the monthly principal and interest payment will be $XXX throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. No corrective action required.

GENERAL COMMENT (2022/XX/05): Agree: Unable to verify monthly mortgage insurance payment and mortgage insurance cut off due to missing Mortgage Insurance Certificate.

GENERAL COMMENT (2022/XX/05): Agree: Unable to verify monthly mortgage insurance payment and mortgage insurance cut off due to missing Mortgage Insurance Certificate.

GENERAL COMMENT (2022/XX/05): MI was cancelled effective 6/XX/2022

GENERAL COMMENT (2022/XX/14): Disagree: The Note disclosed that the monthly principal and interest payment will be $XXX throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. No corrective action required.

GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. Loan met eligibility to cancel MI; MI Cert reflect cancellation. See attached MI Cert.

GENERAL COMMENT (2022/XX/14): Disagree: Received copy of Mortgage Insurance. Loan met eligibility to cancel MI; MI Cert reflect cancellation. See attached MI Cert.
																																													TILA ATR/QM
350218580	XXX	XXX	XXX	XXX	XXX	$XXX	MO	12/XX/2020	10/XX/2020	Primary	Refinance Limited Cash-out XXX E	Non QM	3	C	C	B	B																	3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2020 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/12/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2020 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2065912)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by Seller.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated 1003 not found at time of review, 11/XX/2022
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Loan Terms: Final Closing Disclosure provided on 12/XX/2020 disclosed a Principal and Interest Payment($XXX) that does not match the actual payment($XXX).
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Projected Payments: Final Closing Disclosure provided on 12/XX/2020 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence the initial CD was provided to the Borrower timely is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2022/XX/05): Disagree: The Note that disclosed the monthly principal and interest payment as $XXX disclosed the loan amount as $XXX and not the actual loan amount of $XXX. A corrected Note indicating principal and interest of $XXX was provided to the borrower and signed 4/XX/2021. The final CD disclosed the correct loan amount of $XXX and principal and interest of $XXX. Correspondence regarding the revised Note was mailed to the borrower. See attached documentation.
REVIEWER - GENERAL COMMENT (2022/XX/07): If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:
1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.
6. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  Provide the missing LOE to borrower, proof of delivery and th
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: Loan modification was not and does not need completed. Two notes were generated on 12/XX/2020. The borrower simply signed the incorrect Note. The Note with loan amount $XXX that matches the CD signed at closing was acknowledged by the borrowers on 4/XX/21 and remedies the issue. No TOP, Finance Charge or APR issues as the CD signed at closing contained the correct loan information.
REVIEWER - GENERAL COMMENT (2022/XX/14): SitusAMC received 12/XX/20 CD with P&I of $XXX and 8/XX/21 CD with P&I of $XXX & LOE to borrower.  Appears the incorrect Note was signed at closing on 12/XX/20 with P&I of $XXX.  File reflects a modified Note signed on 4/XX/21 with P&I of $XXX which matches to the CD's. In order to utilize the modified Note signed on 4/XX/21, must be provide proof of delivery to borrower and the reopening of rescission as the resicssion at the initial closing reflected incorrect loan terms to borrower. We have received the LOE to borrower explaining the correction, but require proof it was delivered to borrower along with the reopening of rescission.
SELLER - GENERAL COMMENT (2022/XX/05): Disagree: The Note that disclosed the monthly principal and interest payment as $XXX disclosed the loan amount as $XXX and not the actual loan amount of $XXX. A corrected Note indicating principal and interest of $XXX was provided to the borrower and signed 4/XX/2021. The final CD disclosed the correct loan amount of $XXX and principal and interest of $XXX. Correspondence regarding the revised Note was mailed to the borrower. Information disclosed in the Projected Payments table of the final CD is accurate. See attached documentation.
REVIEWER - GENERAL COMMENT (2022/XX/07): If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:
1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.
6. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  Provide the missing LOE to borrower, proof of delivery and the reopening of rescission in order to utilize the modified Note.
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: Loan modification was not and does not need completed. Two notes were generated on 12/XX/2020. The borrower simply signed the incorrect Note. The Note with loan amount $XXX that matches the CD signed at closing was acknowledged by the borrowers on 4/XX/21 and remedies the issue. No TOP, Finance Charge or APR issues as the CD signed at closing contained the correct loan information.
REVIEWER - GENERAL COMMENT (2022/XX/14): SitusAMC received 12/XX/20 CD with P&I of $XXX and 8/XX/21 CD with P&I of $XXX & LOE to borrower.  Appears the incorrect Note was signed at closing on 12/XX/20 with P&I of $XXX.  File reflects a modified Note signed on 4/XX/21 with P&I of $XXX which matches to the CD's. In order to utilize the modified Note signed on 4/XX/21, must be provide proof of delivery to borrower and the reopening of rescission as the resicssion at the initial closing reflected incorrect loan terms to borrower. We have received the LOE to borrower explaining the correction, but require proof it was delivered to borrower along with the reopening of rescission.

GENERAL COMMENT (2022/XX/05): Disagree: The Note that disclosed the monthly principal and interest payment as $XXX disclosed the loan amount as $XXX and not the actual loan amount of $XXX. A corrected Note indicating principal and interest of $XXX was provided to the borrower and signed 4/XX/2021. The final CD disclosed the correct loan amount of $XXX and principal and interest of $XXX. Correspondence regarding the revised Note was mailed to the borrower. Information disclosed in the Projected Payments table of the final CD is accurate. See attached documentation.

GENERAL COMMENT (2022/XX/05): Disagree: The Note that disclosed the monthly principal and interest payment as $XXX disclosed the loan amount as $XXX and not the actual loan amount of $XXX. A corrected Note indicating principal and interest of $XXX was provided to the borrower and signed 4/XX/2021. The final CD disclosed the correct loan amount of $XXX and principal and interest of $XXX. Correspondence regarding the revised Note was mailed to the borrower. See attached documentation.

GENERAL COMMENT (2022/XX/12): Disagree: Loan modification was not and does not need completed. Two notes were generated on 12/XX/2020. The borrower simply signed the incorrect Note. The Note with loan amount $XXX that matches the CD signed at closing was acknowledged by the borrowers on 4/XX/21 and remedies the issue. No TOP, Finance Charge or APR issues as the CD signed at closing contained the correct loan information.

GENERAL COMMENT (2022/XX/12): Disagree: Loan modification was not and does not need completed. Two notes were generated on 12/XX/2020. The borrower simply signed the incorrect Note. The Note with loan amount $XXX that matches the CD signed at closing was acknowledged by the borrowers on 4/XX/21 and remedies the issue. No TOP, Finance Charge or APR issues as the CD signed at closing contained the correct loan information.
																																													TILA ATR/QM
350218581	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2021	3/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2021 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan Application is missing from the file.
Federal Compliance - Missing Initial Loan Application Test: The Initial 1003 is missing from the file and there is no other documentation reflecting the application date.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: The Initial 1003 is missing from the file and there is no other documentation reflecting the application date.
Federal Compliance - (Missing Data) Last Rate Set Date: The file does not contain a rate lock conformation or evidence of the lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Initial 1003 is missing from the file and there is no other documentation reflecting the application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain evidence the initial CD was delivered to the borrower at least 3 days prior to closing.
																																									REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing				-
350218582	XXX	XXX	XXX	XXX	XXX	$XXX	TX	3/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien.											2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,486.65 on Final Closing Disclosure provided on 03/XX/2021 not accurate. (Final/03/XX/2021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335)
																																								Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure was provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure was provided.					-
350218583	XXX	XXX	XXX	XXX	XXX	$XXX	DC	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing hazard insurance policy declarations and evidence of premium for hazard insurance being collected in escrows. The file contains only the blanket Condo policy and the HO-6 policy.										2	B	B	B	B	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021)	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: B1 is a non-occupant borrower but has ownership interest and is married and spouse did not sign the RTC. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 1/XX/2021 is only executed by one of the borrowers on 1/XX/2021 and no documentation was found in the file to evidence receipt date by both borrowers. Using the 3 day mail receipt date the CD was deemed received on 1/XX/2021 which is not 3 business days prior to the closing date of 1/XX/2021.					-
350218584	XXX	XXX	XXX	XXX	XXX	$XXX	NY	3/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-C (2019), 4506-C (2020) [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ Tax Verification	The AUS required 4506 - C(T) for the Co-Borrower was not provided in the loan file										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2021, prior to three (3) business days from transaction date of 03/XX/2021.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2021)

Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing the AUS required 4506-C(T) for the Co-Borrower the loan is waterfalling to a Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of earlier receipt

SELLER - GENERAL COMMENT (2022/XX/05): Agree: Per system of record, funds disbursed correctly on 3/XX/2021 after rescission expiration 3/XX/2021. Re-opening rescission is not required. TRID does not require redisclosure if the only changes that would be required to be disclosed in the corrected disclosure are changes to per-diem interest and any disclosures affected by the change in per-diem interest, even if the amount of per-diem interest actually paid by the consumer differs from the amount disclosed under § 1026.38(g)(2) and (o) 2. Here, XXX Legal interprets disclosures to include dates (disbursement/per diem dates).
XXX Legal interprets the TRID requirements to say the dates themselves (disbursement and prepaid per-diem interest) do not require redisclosure, but rather changes to the prepaid amounts or finance charges would require redisclosure. Therefore, XXX Legal takes the position that the requirement to redisclose the dates is not a TRID requirement, but rather a purchaser requirement.
REVIEWER - GENERAL COMMENT (2022/XX/07): File only contains evidence of disbursement on 03/XX/21. Provide evidence of later disbursement date.
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: See attached confirmation of disbursement on 3/XX/2021 from internal XXX system.
REVIEWER - GENERAL COMMENT (2022/XX/13): Please provide a PCCD or settlement statement from settlement agent Nicole Cardiello, Esq documenting the disbursement date.

GENERAL COMMENT (2022/XX/05): Agree: Per system of record, funds disbursed correctly on 3/XX/2021 after rescission expiration 3/XX/2021. Re-opening rescission is not required. TRID does not require redisclosure if the only changes that would be required to be disclosed in the corrected disclosure are changes to per-diem interest and any disclosures affected by the change in per-diem interest, even if the amount of per-diem interest actually paid by the consumer differs from the amount disclosed under § 1026.38(g)(2) and (o) 2. Here, XXX Legal interprets disclosures to include dates (disbursement/per diem dates).
XXX Legal interprets the TRID requirements to say the dates themselves (disbursement and prepaid per-diem interest) do not require redisclosure, but rather changes to the prepaid amounts or finance charges would require redisclosure. Therefore, XXX Legal takes the position that the requirement to redisclose the dates is not a TRID requirement, but rather a purchaser requirement.

GENERAL COMMENT (2022/XX/12): Disagree: See attached confirmation of disbursement on 3/XX/2021 from internal XXX system.
																																													TILA ATR/QM
350218585	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MI certificate is missing.	SELLER - GENERAL COMMENT (2022-12-05): Cert Attached REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate.									2	B	B	B	B
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The final CD was executed by the borrower on 3/XX/20 which changed the transaction date to 3/2/21. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased with no COC
SELLER - GENERAL COMMENT (2022/XX/05): Disagree: Per system of record, funds disbursed appropriately on 3/XX/2021. Closing date is 2/XX/2021. Transaction date on RTC is 2/XX/2021. How to Cancel midnight date is 3/XX/2021. Final CD was signed 3/XX/2021. Third business date is 3/XX/2021. PC CD issued to borrower correcting disbursement date and per diem date to 3/XX/2021. No additional remediation required. See attached PC CD.
REVIEWER - GENERAL COMMENT (2022/XX/06): The RTC reflects transaction date of 2/XX/21, the actual transaction date is 3/XX/21 as this is the date the borrower signed the final CD. Per the RTC, the expiration date is 3/XX/21 which is prior to the transaction date of 3/XX/21.
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: Borrower XXXXXXX was sent a re-executed Notice of Right to Cancel as well as a letter of explanation. Proper rescission was provided and cancellation was not requested. No further remediation required. See attached documents.
REVIEWER - GENERAL COMMENT (2022/XX/14): Received Right to Cancel document with transaction date of 03/XX/2021 is not signed by borrower, hence require signed Right to Cancel document to clear this exception. Hence Exception Remains.

GENERAL COMMENT (2022/XX/05): Disagree: Per system of record, funds disbursed appropriately on 3/XX/2021. Closing date is 2/XX/2021. Transaction date on RTC is 2/XX/2021. How to Cancel midnight date is 3/XX/2021. Final CD was signed 3/XX/2021. Third business date is 3/XX/2021. PC CD issued to borrower correcting disbursement date and per diem date to 3/XX/2021. No additional remediation required. See attached PC CD.

GENERAL COMMENT (2022/XX/05): Cert Attached

GENERAL COMMENT (2022/XX/12): Disagree: Borrower XXXXXXX was sent a re-executed Notice of Right to Cancel as well as a letter of explanation. Proper rescission was provided and cancellation was not requested. No further remediation required. See attached documents.
																																													-
350218586	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.62900% on Final Closing Disclosure provided on 05/XX/2021 is under-disclosed from the calculated APR of 3.87210% outside of 0.125% tolerance. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2064972)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Final Closing Disclosure Amount Financed: Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan
Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of 3.62900% on Final Closing Disclosure provided on 05/XX/2021 is under-disclosed from the calculated APR of 3.87210% outside of 0.125% tolerance
Federal Compliance - TRID Final Closing Disclosure Finance Charge: oan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021)
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on 05/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/05/XX/2021)
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2064972)
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were last disclosed as $XXX but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC that was submitted in an allowable time for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower, copy of cure for total underdisclosure $XXX (can utilize the TOP violation cure refund for this violation as it is higher), proof of mailing and reopening of rescission is required to cure.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest of $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower, proof of mailing and reopening of rescission is required to cure.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower, copy of cure for total underdisclosure $XXX (can utilize the TOP cure refund as it is higher for this violation also), proof of mailing and reopening of rescission is required to cure.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower,  proof of mailing and reopening of rescission is required to cure.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower,  proof of mailing and reopening of rescission is required to cure.
SELLER - GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
REVIEWER - GENERAL COMMENT (2022/XX/07): SitusAMC did not receive any additional documentation to address.  Final executed CD reflects rate of 3.375% and P&I of $XXX. Executed promissory Note reflects rate of 3.625% and P&I of $XXX.If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD. 6  And as this is a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  However, If Note is correct, then a Corrected CD, LOE to borrower, copy of cure for total underdisclosure $XXX.63, proof of mailing and reopening of rescission is required to cure.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest of $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.

GENERAL COMMENT (2022/XX/05): Agree: Consummation Date is 5/XX/2021. The signed Note disclosed  the Pricipal and Interest as $XXX, however, the consummation CD issued and signed on 5/XX/2021 reflects the Principal and Interest as $XXX. There is no evidence of a signed Note that matched the Consummation CD.  Remediation: Post CD with corrected Projected Payment Table, LOX to the borrower, and proof of shipping.
																																													-
350218587	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2021	1/XX/2021	Primary	Refinance Limited Cash-out XXX E	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance Verification, Tax Verification [3] Income Documentation - REO Documents are missing.: Address: XXX, MI, Address: XXX, IL Insurance Verification, Tax Verification Insurance Verification, Tax Verification											2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2021 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing initial loan application date.
SELLER - GENERAL COMMENT (2022/XX/05): Disagree: Per system of record, application date is 11/XX/2020. NMLS website indicates Loan Originator with NMLS ID XXX had active Federal license at time of application. Please see attached documentation.
REVIEWER - GENERAL COMMENT (2022/XX/07): 1003 in the file is missing application date. Generation status provided confirms that Face to face application was shared on 12/02 and Respa time started on 11/30; however it still does not provide the date on which initial application was taken with the borrower. To mitigate this exception provide documented source for initial application date. Exception remains
SELLER - GENERAL COMMENT (2022/XX/12): Disagree: System screenshot provided also shows Initial Disclosures were eDelivered to the borrower on 12/XX/2020 and opened at acknowledged by the borrower on 12/XX/2020.  NMLS website indicates Loan Originator with NMLS ID XXX had active Federal license at time of application.
REVIEWER - GENERAL COMMENT (2022/XX/13): 1003 in the file is missing application date. Generation status provided confirms that Face to face application was shared on 12/02 and Respa time started on 11/30; however it still does not provide the date on which initial application was taken with the borrower. To mitigate this exception provide documented source for initial application date. Exception remains
																																										GENERAL COMMENT (2022/XX/05): Disagree: Per system of record, application date is 11/XX/2020. NMLS website indicates Loan Originator with NMLS ID XXX had active Federal license at time of application. Please see attached documentation. GENERAL COMMENT (2022/XX/12): Disagree: System screenshot provided also shows Initial Disclosures were eDelivered to the borrower on 12/XX/2020 and opened at acknowledged by the borrower on 12/XX/2020. NMLS website indicates Loan Originator with NMLS ID XXX had active Federal license at time of application.			-
350218588	XXX	XXX	XXX	XXX	XXX	$XXX	TN	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing Hazard Insurance Policy.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.					-
350218602	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2021)

Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan Application is missing from the file.
State Compliance - New York Late Charge Percent Testing: The Note reflects a late charge of 5%, which exceeds the NY state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock confirmation is missing from the file.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final CD reflects Finance Charge of $XXX but calculated Finance Charge of $XXX, a variance of $XXX and the file does not contain an Itemization of Amount Financed or a compliance report.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file is missing verification the initial CD was provided to the borrower within 3 business days of closing.
																																													-
350218603	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2021	12/XX/2020	Primary	Refinance Limited Cash-out XXX E	Non QM	3	C	C	B	B
[3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/01/2018
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/01/2018 Note Date:  XXXXXXXXX;
Calendar End Date:  12/31/2020;
[3] Document Error - YTD P&L Statement does not include the  most recent month preceding the application date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/01/2018 Application Date:  04/03/2021;
YTD P&L Date:
[3] Document Error - YTD P&L Statement does not include the  most recent month preceding the application date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 01/01/2016 Application Date:  04/03/2021;
YTD P&L Date:
																																		3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2021, prior to three (3) business days from transaction date of 05/XX/2021.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Unknown Loan Designation Test: Unable to determine guidelines used at the time of origination. Guidelines not provided for review.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 2020 1040, K1 and 1120s.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX. No valid COC provided; cure provided at closing.

SELLER - GENERAL COMMENT (2022/XX/07): Agree: The Notice of Right to Cancel for the Trust was signed 05/XX/2021. Rescission expiration date on Notice of Right to Cancel should be 05/XX/2021. Disbursement date confirmed within XXX system is 05/XX/2021, which would be acceptable. Re-executed Notice of Right to Cancel required to remdedy.
REVIEWER - GENERAL COMMENT (2022/XX/09): Client agrees with exception. Exception remains
SELLER - GENERAL COMMENT (2022/XX/07): Agree: The Notice of Right to Cancel for the Trust was signed 05/XX/2021. Rescission expiration date on Notice of Right to Cancel should be 05/XX/2021. Disbursement date confirmed within XXX system is 05/XX/2021, which would be acceptable. Re-executed Notice of Right to Cancel required to remdedy.
REVIEWER - GENERAL COMMENT (2022/XX/09): Client agrees with exception. Exception remains

GENERAL COMMENT (2022/XX/07): Agree: The Notice of Right to Cancel for the Trust was signed 05/XX/2021. Rescission expiration date on Notice of Right to Cancel should be 05/XX/2021. Disbursement date confirmed within XXX system is 05/XX/2021, which would be acceptable. Re-executed Notice of Right to Cancel required to remdedy.

GENERAL COMMENT (2022/XX/07): Agree: The Notice of Right to Cancel for the Trust was signed 05/XX/2021. Rescission expiration date on Notice of Right to Cancel should be 05/XX/2021. Disbursement date confirmed within XXX system is 05/XX/2021, which would be acceptable. Re-executed Notice of Right to Cancel required to remdedy.
																																													TILA ATR/QM
350218604	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						-
350218605	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2021, prior to three (3) business days from transaction date of 02/XX/2021.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

State Compliance - New York Late Charge Percent Testing: Late Charge of 5% is more than the 2% allowed in NY State.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Loan was disbursed prior to midnight of third business day after consummation.  Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery.  Note:  This exception will not be cleared until expiration of new rescission period.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Final CD is dated 2.10.21 is unsigned and dated by the Borrower at closing therefore 3 days are added for delivery which would then reflect a Closing/transaction date of 2.13.21 and rtc expiration date of 2.16.17
																																													-
350218606	XXX	XXX	XXX	XXX	XXX	$XXX	HI	4/XX/2021	2/XX/2021	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.53425% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .53425%).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2021, prior to three (3) business days from transaction date of 04/XX/2021.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 170.04 on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and fees exceed maximum threshold of 3% by .53997%.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: RTC disclosed incorrect transaction and/or expiration date.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC disclosed incorrect transaction and/or expiration date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Per system of record, funds disbursed correctly on 05/XX/2021 after original rescission expiration. Closing date is 04/XX/2021. Transaction date on Right to Cancel is 04/XX/2021. How to Cancel midnight date is 04/XX/2021. Final CD issued 04/XX/2021 and signed 04/XX/2021 reflects accurate disbursement date of 04/XX/2021. See attached Disbursement.
REVIEWER - GENERAL COMMENT (2022/XX/09): Final CD Issued on 04/XX/2021 is signed & dated on 04/XX/2021 (Doc id 0115) however there was a new CD Issued on 04/XX/2021 with Disbursement date 04/XX/2021 (Doc id 0122) is not signed & Dated. please provide executed copy of CD with Issued on 04/XX/2021  (Executed at closing). Exception Remains
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: CD #007 issued 4/XX/2021 and signed 4/XX/2021 is considered the final or closing CD. CD #008 issued 4/XX/2021 is a duplicate of the final CD and does not require acknowledgement by borrower. CD #007 was executed and signed at consummation. This is a non-material issue.
REVIEWER - GENERAL COMMENT (2022/XX/17): Final CD Issued on 04/XX/2021 is signed & dated on 04/XX/2021 (Doc id 0115) however there was a new CD Issued on 04/XX/2021 with Disbursement date 04/XX/2021 (Doc id 0122) is not signed & Dated. please provide executed copy of CD with Issued on 04/XX/2021  (Executed at closing). Exception Remains
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Per system of record, funds disbursed correctly on 05/XX/2021 after original rescission expiration. Closing date is 04/XX/2021. Transaction date on Right to Cancel is 04/XX/2021. How to Cancel midnight date is 04/XX/2021. Final CD issued 04/XX/2021 and signed 04/XX/2021 reflects accurate disbursement date of 04/XX/2021. See attached Disbursement.
REVIEWER - GENERAL COMMENT (2022/XX/09): Final CD Issued on 04/XX/2021 is signed & dated on 04/XX/2021 (Doc id 0115) however there was a new CD Issued on 04/XX/2021 with Disbursement date 04/XX/2021 (Doc id 0122) is not signed & Dated. please provide executed copy of CD with Issued on 04/XX/2021  (Executed at closing). Exception Remains
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: CD #007 issued 4/XX/2021 and signed 4/XX/2021 is considered the final or closing CD. CD #008 issued 4/XX/2021 is a duplicate of the final CD and does not require acknowledgement by borrower. CD #007 was executed and signed at consummation. This is a non-material issue.
REVIEWER - GENERAL COMMENT (2022/XX/19): There are 2 CD's in file dated 4/XX/22.  While one has identical numbers as the CD dated 4/23, the disbursement date differs.  The second CD has different Cash to close at $XXX.  Exception remains as there is no evidence of the actual final CD to be used at close.

GENERAL COMMENT (2022/XX/07): Disagree: Per system of record, funds disbursed correctly on 05/XX/2021 after original rescission expiration. Closing date is 04/XX/2021. Transaction date on Right to Cancel is 04/XX/2021. How to Cancel midnight date is 04/XX/2021. Final CD issued 04/XX/2021 and signed 04/XX/2021 reflects accurate disbursement date of 04/XX/2021. See attached Disbursement.

GENERAL COMMENT (2022/XX/07): Disagree: Per system of record, funds disbursed correctly on 05/XX/2021 after original rescission expiration. Closing date is 04/XX/2021. Transaction date on Right to Cancel is 04/XX/2021. How to Cancel midnight date is 04/XX/2021. Final CD issued 04/XX/2021 and signed 04/XX/2021 reflects accurate disbursement date of 04/XX/2021. See attached Disbursement.

GENERAL COMMENT (2022/XX/16): Disagree: CD #007 issued 4/XX/2021 and signed 4/XX/2021 is considered the final or closing CD. CD #008 issued 4/XX/2021 is a duplicate of the final CD and does not require acknowledgement by borrower. CD #007 was executed and signed at consummation. This is a non-material issue.

GENERAL COMMENT (2022/XX/16): Disagree: CD #007 issued 4/XX/2021 and signed 4/XX/2021 is considered the final or closing CD. CD #008 issued 4/XX/2021 is a duplicate of the final CD and does not require acknowledgement by borrower. CD #007 was executed and signed at consummation. This is a non-material issue.
																																													TILA ATR/QM
350218589	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2021	2/XX/2021	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to increase of Title Settlement Title Insurance, Title Abstract and Recording Fee.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Consummation CD signature date is 5/XX/2021. Transaction date is 5/XX/2021. Third business date is 5/XX/2021. How to Cancel midnight date is 6/XX/2021. Disbursement date of 5/XX/2021 is accurate and acceptable.  Re-executed Notice of Right to Cancel provided proper rescission period to borrower. No corrective action required. Please see the attached copy of new notice of right to cancel as well as lender correspondence to borrower.
REVIEWER - GENERAL COMMENT (2022/XX/12): We have received the updated Right to cancel however this is not signed by borrower. In order to mitigate the exception please provide an executed copy signed at closing. Exception Remains
SELLER - GENERAL COMMENT (2022/XX/16): Agree: Please see attached re-executed Notice of Right to Cancel signed by borrower.
REVIEWER - GENERAL COMMENT (2022/XX/17): Documentation provided is the same documentation that was in the original file.  Exception remains.

GENERAL COMMENT (2022/XX/07): Disagree: Consummation CD signature date is 5/XX/2021. Transaction date is 5/XX/2021. Third business date is 5/XX/2021. How to Cancel midnight date is 6/XX/2021. Disbursement date of 5/XX/2021 is accurate and acceptable.  Re-executed Notice of Right to Cancel provided proper rescission period to borrower. No corrective action required. Please see the attached copy of new notice of right to cancel as well as lender correspondence to borrower.

GENERAL COMMENT (2022/XX/16): Agree: Please see attached re-executed Notice of Right to Cancel signed by borrower.
																																													TILA ATR/QM
350218590	XXX	XXX	XXX	XXX	XXX	$XXX	IN	3/XX/2021	3/XX/2021	Primary	Refinance Limited Cash-out XXX E	Temporary SHQM (GSE/Agency Eligible)	3	C	C	C	C						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											3	C	C	C	C
[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Miscellaneous Compliance - Other Compliance Exception (Manual Add): Final CD issued 3/XX/2021 disclosed a Disbursement Date of 3/XX/2021. File contains a Post-Closing CD issued 7/XX/2021 with a revised Disbursement Date of 5/XX/2021. Unable to complete testing as the revised disbursement date of 5/XX/2021 conflicts with the first payment date disclosed on the Note of 5/XX/2021. A final closing statement initialed by the closer to verify the disbursement date will be required to confirm disbursement date and re-test compliance.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CG not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points without a valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points without a valid change of circumstance.
																																										GENERAL COMMENT (2022/XX/07): Disagree: Per XXX internal system it appears an incorrect version of a title document was signed at closing. XXX had the title company reach out to the borrower to sign the correct version and the disbursement had to be delayed until completed. Disbursement has been confirmed to be 5/XX/21. New Note in file signed by borrower shows new first payment date of 6/XX/21. Please see attached documentation.			-
350218607	XXX	XXX	XXX	XXX	XXX	$XXX	PA	5/XX/2022	4/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	3	C	C	B	B
[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 97.01448% exceeds AUS high loan to value percentage of 95.00000%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 97.01448% exceeds AUS combined loan to value percentage of 95.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 97.01448% exceeds AUS loan to value percentage of 95.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Note Date: XXXXXXX;  Notary Date: 05/31/2022
Note Date: XXXXXXX;  Notary Date: 05/31/2022
Note Date: XXXXXXX;  Notary Date: 05/31/2022
Note Date: XXXXXXX;  Notary Date: 05/31/2022
Note Date: XXXXXXX;  Notary Date: 05/31/2022
																								MI Cert not provided in the loan file	SELLER - GENERAL COMMENT (2022-12-05): Cert Attached REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate.									3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,156.44 on Final Closing Disclosure provided on 05/XX/2022 not accurate. (Final/05/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2067114)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2067113)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2022). (Final/05/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2022). (Final/05/XX/2022)

Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of Safe Harbor QM (43-Q).
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: Tax certificate indicates school taxes in the amount of $XXX are required for this property.  Please provide PCCD, LOE and proof of mailing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed.  Rate lock fee is tested as finance charge.  Cure is required.  Please provide; PCCD, LOE, copy of refund check and proof of mailing.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments is under disclosed.  Rate lock fee is tested as finance charge.  Cure is required.  Please provide; PCCD, LOE, copy of refund check and proof of mailing.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The Mortgage Insurance certificate is not required for the determination of the Monthly Escrow Payment. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/08): BPMI should be accounted for in escrows as well as school tax. Please provide PCCD, LOE, and proof of mailing.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The Mortgage Insurance certificate is not required for the determination of the Monthly Escrow Payment. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/15): Payment information is not able to be verified due to missing correct MI Cert
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Property is considered new construction. Closing Disclosure, IEAD and payment letter all show the escrows were set up using the unimproved school property tax amount and borrower was aware the payments would increase in the future.
REVIEWER - GENERAL COMMENT (2022/XX/16): Exception remains, Final CD provided does not disclose the correct escrow payment as required,
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The MI cert is not required for the determination of the Monthly Escrow Payment. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/08): BPMI should be accounted for in escrows as well as school tax. Please provide PCCD, LOE, and proof of mailing.
SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The MI cert is not required for the determination of the Monthly Escrow Payment. No corrective action required.
REVIEWER - GENERAL COMMENT (2022/XX/15): New cert was the same cert that was already in the file.  Monthly premium is not outlined on the certificate.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Property is considered new construction. Closing Disclosure, IEAD and payment letter all show the escrows were set up using the unimproved school property tax amount and borrower was aware the payments would increase in the future.
REVIEWER - GENERAL COMMENT (2022/XX/16): Exception remains as Final CD does not reflect actual payment for the loan.

GENERAL COMMENT (2022/XX/05): Cert Attached

GENERAL COMMENT (2022/XX/07): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The Mortgage Insurance certificate is not required for the determination of the Monthly Escrow Payment. No corrective action required.

GENERAL COMMENT (2022/XX/07): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The MI cert is not required for the determination of the Monthly Escrow Payment. No corrective action required.

GENERAL COMMENT (2022/XX/14): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The Mortgage Insurance certificate is not required for the determination of the Monthly Escrow Payment. No corrective action required.

GENERAL COMMENT (2022/XX/14): Disagree: Payment Letter and Initial Escrow Account Disclosure indicate monthly $XXX escrow payment. Final CD issued 5/XX/2022 disclosed Estimated Escrow payment of $XXX and Mortgage Insurance of $XXX for a total of $XXX monthly. The Monthly Escrow Payment on page 4 is disclosed as $XXX and Escrowed Property Costs over Year 1 is correctly disclosed as $XXX ($XXX X 12). The MI cert is not required for the determination of the Monthly Escrow Payment. No corrective action required.

GENERAL COMMENT (2022/XX/16): Disagree: Property is considered new construction. Closing Disclosure, IEAD and payment letter all show the escrows were set up using the unimproved school property tax amount and borrower was aware the payments would increase in the future.

GENERAL COMMENT (2022/XX/16): Disagree: Property is considered new construction. Closing Disclosure, IEAD and payment letter all show the escrows were set up using the unimproved school property tax amount and borrower was aware the payments would increase in the future.
																																													TILA ATR/QM
350218591	XXX	XXX	XXX	XXX	XXX	$XXX	TX	10/XX/2021	7/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met. [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/05/2013	Missing within 10 days from closing for current employer, XXX, along with the Sch. C income. Missing for the subject REO. Missing the mortgage insurance certificate. Missing within 10 days from closing for current employer, XXX, along with the Sch. C income.	SELLER - GENERAL COMMENT (2022-12-05): Cert Attached REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate.						[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 08/31/2021	Appraisal effective date is 7-28-21 and report date is 8-31-21. Effective date for the appraiser's license is 4-1-22.		2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 852.00 on Final Closing Disclosure provided on 10/XX/2021 not accurate. (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,028.49 on Final Closing Disclosure provided on 10/XX/2021 not accurate. (Final/10/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: This is due to the HOA dues. the annual amount is $XXX / 12 = $XXX. the final closing disclosure reflects the monthly amount to be $XXX.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: This is due to the mortgage insurance missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Increased fee with no cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Increased fee with no cure.
																																										GENERAL COMMENT (2022/XX/05): Cert Attached GENERAL COMMENT (2022/XX/07): Disagree: Closing CD Total of Payments disclosed is $XXX. Total of Payments calculated is $XXX. Total of Payments is understated by $XXX and is acceptable. Please see attached Brooks Calculations. GENERAL COMMENT (2022/XX/16): Disagree: Total of Payment = PIMI $XXX + Total Loan Cost $XXX + Prepaid Interest $XXX + Escrowed MI $XXX = $XXX. See attached BrooksWebCalcs and CD.			-
350218592	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2021	11/XX/2021	Primary	Purchase	Non QM	3	C	C	B	B						[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/03/2002 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/03/2002	The Borrowers Employment was not verified within 10 days of the Note. The Borrowers Employment was not verified within 10 days of the Note.										3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																																								Federal Compliance - Unknown Loan Designation Test: The Loan Designation is not provided.
GENERAL COMMENT (2022/XX/07): Disagree: No TRID fee tolerance issue related to the stated fees. All Title fees in question were added to section C on the CD, meaning they were shopped for and are held to an unlimited tolerance. This is not a testing defect. No corrective action required.

GENERAL COMMENT (2022/XX/07): Disagree: No TRID fee tolerance issue related to the stated fees. All Title fees in question were added to section C on the CD, meaning they were shopped for and are held to an unlimited tolerance. This is not a testing defect. No corrective action required.
																																													TILA ATR/QM
350218608	XXX	XXX	XXX	XXX	XXX	$XXX	PA	2/XX/2022	10/XX/2021	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing a copy of the Hazard insurance verification										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.
[3] Federal Compliance - Not Eligible to be XXX E Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under XXX E requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21).
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,329.00 on Final Closing Disclosure provided on 02/XX/2022 not accurate. (Final/02/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Manufactured Housing Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75240)

Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to not being eligible under the XXX E requirements (application date is on or after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan Designation of Fails Temporary (GSE) QM Testing.
Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the lenders initial 1003
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOI dues total $XXXper year  Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded by $XXX.   File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Inspection Fee  was not disclosed on LE but disclosed on Final Closing Disclosure as $XXX. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the Final CD were charged at consummation in the amount of $XXX. This is not a testing defect so no corrective action is required..
REVIEWER - GENERAL COMMENT (2022/XX/08): Lender states the baseline should be $XXX vs SitusAMC calculated amount of $XXX + 10% = $XXX. Lender has included the Title-Closing, Title-Doc Preparation & Title-Recording Service fee(s) in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Also, Title-Courier Fee, Title-E Doc Delivery fee, Title-Notary fee, Title-Tax Certificate fee, Title-Wire fee were added directly on CD which caused the 10% Tolerance to exceed by $XXX.
Also, after updating 'Manufacturing Home Title Elimination' fee as a 'title' fee $XXX would be added to existing cure amount ie $XXX + $XXX = $XXX.5. Provide a Corrected CD disclosing the tolerance cure of $XXX, a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of $XXX was not exceeded so no refund is due. Total aggregate 10% fees from initial LE include All Endorsements fee $XXX Closing/Escrow fee $XXX Clsg Protect Letter $XXX Document Prep $XXX Title - Lender's Policy fee $XXX Recording Service fee $XXX and Recording fee $XXX. XXX considers all title fees disclosed on the initial LE included in the aggregate 10% fees. This is not a testing defect and no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/19): Lender states the baseline should be $XXX vs SitusAMC calculated amount of $XXX + 10% = $XXX. Lender has included the Title-Closing, Title-Doc Preparation & Title-Recording Service fees in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Also, Title-Courier Fee, Title-E Doc Delivery fee, Title-Notary fee, Title-Tax Certificate fee, Title-Wire fee were added directly on CD which caused the 10% Tolerance to exceed by $XXX. After updating 'Manufacturing Home Title Elimination' fee as a 'title' fee $XXX would be added to existing cure amount ie $XXX + $XXX = $XXX.5. Provide a Corrected CD disclosing the tolerance cure of $XXX, a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: The Final CD issued 02/XX/2022 and signed by the borrwers disclosed a $XXX fee for Manufactured Home Title Elimination. This is a title related fee.
REVIEWER - GENERAL COMMENT (2022/XX/08): "Title' prefix is missing in the fee name. Please provide a corrected PCCD with a 'Title' prefix added to fee, so that it can be considered as a title fee for compliance testing purposes.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: The Final CD issued 02/XX/2022 and signed by the borrowers disclosed a $XXX fee for Manufactured Home Title Elimination. This is a title related fee as it is paid to the Settlement Agent of Keystone Premier Settlement Service as all other title fees are paid to on the final CD. This is a non-material issue.
REVIEWER - GENERAL COMMENT (2022/XX/19): SitusAMC: As it is a Title related Fee it has to be updated as 'Title - Manufactured Home Title Elimination'. Please provide a corrected PCCD and LOE with Title prefix added to the fee, so that it can be tested as a title fee for compliance testing purposes.

GENERAL COMMENT (2022/XX/07): Disagree: The Final CD issued 02/XX/2022 and signed by the borrwers disclosed a $XXX fee for Manufactured Home Title Elimination. This is a title related fee.

GENERAL COMMENT (2022/XX/07): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the Final CD were charged at consummation in the amount of $XXX. This is not a testing defect so no corrective action is required..

GENERAL COMMENT (2022/XX/16): Disagree: The Final CD issued 02/XX/2022 and signed by the borrowers disclosed a $XXX fee for Manufactured Home Title Elimination. This is a title related fee as it is paid to the Settlement Agent of Keystone Premier Settlement Service as all other title fees are paid to on the final CD. This is a non-material issue.

GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of $XXX was not exceeded so no refund is due. Total aggregate 10% fees from initial LE include All Endorsements fee $XXX Closing/Escrow fee $XXX Clsg Protect Letter $XXX Document Prep $XXX Title - Lender's Policy fee $XXX Recording Service fee $XXX and Recording fee $XXX. XXX considers all title fees disclosed on the initial LE included in the aggregate 10% fees. This is not a testing defect and no corrective action is required.
																																													TILA ATR/QM
350218609	XXX	XXX	XXX	XXX	XXX	$XXX	DE	2/XX/2022	10/XX/2021	Second Home	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/12/2003	Un-audited P&L provided without 2 months business account statements.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.
[3] Federal Compliance - Not Eligible to be XXX E Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under XXX E requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21).
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Loan Designation Match - QM: : Loan is not eligible for Temp QM status under XXX E requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21).
Federal Compliance - Not Eligible to be XXX E Temporary QM: : Loan is not eligible for Temp QM status under XXX E requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21).
Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the Final CD were charged at consummation in the amount of $XXX. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/08): Lender states the baseline should be $XXX vs SitusAMC calculated amount of $XXX.  Lender has included the Title - Closing/Escrow fee $XXX and Title - Updt Title/Abstract Fee of $XXX  in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Provide a Corrected CD disclosing the tolerance cure of $XXX a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of $XXX was not exceeded so no refund is due. Total aggregate 10% fees from initial LE include All Endorsements fee $XXX Closing/Escrow fee $XXX Clsg Protect Letter $XXX Document Prep $XXX Title - Lender's Policy fee $XXX Update Title/Abstract fee $XXX and Recording fee $XXX. XXX considers all title fees disclosed on the initial LE included in the aggregate 10% fees. This is not a testing defect and no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/19): A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Hence, Title - Closing/Escrow fee $XXX and Title - Updt Title/Abstract Fee of $XXX will not be considered for the 10% baseline. Provide a Corrected CD disclosing the tolerance cure of $XXX a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

GENERAL COMMENT (2022/XX/07): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the Final CD were charged at consummation in the amount of $XXX. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of $XXX was not exceeded so no refund is due. Total aggregate 10% fees from initial LE include All Endorsements fee $XXX Closing/Escrow fee $XXX Clsg Protect Letter $XXX Document Prep $XXX Title - Lender's Policy fee $XXX Update Title/Abstract fee $XXX and Recording fee $XXX. XXX considers all title fees disclosed on the initial LE included in the aggregate 10% fees. This is not a testing defect and no corrective action is required.
																																													TILA ATR/QM
350218610	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2022	12/XX/2021	Primary	Purchase	Non QM	3	C	C	B	B																	3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2022)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2022)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by Seller
State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the Note exceeds the maximum allowable for NY state.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Interim LE's were issued after interim CD's were issued.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Interim LE's were issued after interim CD's were issued.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Interim LE's were issued after interim CD's were issued.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or cure is required.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.
REVIEWER - GENERAL COMMENT (2022/XX/08): In order to remove the CD dated 2/XX/22 from the review, SitusAMC requires a lender attestation indicating it was not provided to the consumer.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/19): SitusAMC reviews loans in accordance with SFA TRID Grid 3.0. In order to exclude a LE or CD from consideration, a lender attesation that the disclosure was not provided to the consumer is requried.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.
REVIEWER - GENERAL COMMENT (2022/XX/08): In order to remove the CD dated 2/XX/22 from the review, SitusAMC requires a lender attestation indicating it was not provided to the consumer.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/19): SitusAMC reviews loans in accordance with SFA TRID Grid 3.0. In order to exclude a LE or CD from consideration, a lender attesation that the disclosure was not provided to the consumer is requried.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.
REVIEWER - GENERAL COMMENT (2022/XX/08): In order to remove the CD dated 2/XX/22 from the review, SitusAMC requires a lender attestation indicating it was not provided to the consumer.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/19): SitusAMC reviews loans in accordance with SFA TRID Grid 3.0. In order to exclude a LE or CD from consideration, a lender attesation that the disclosure was not provided to the consumer is requried.

GENERAL COMMENT (2022/XX/07): Disagree: Title - Survey fee was not held to a zero percent tolerance. The title - survey fee was not disclosed in section C of the Initial LE and was added to section B on the Final CD. Title related fees added to Section B of the CD are considered ten percent category fees. Initial LE disclosed $XXX Closing Endorsement and $XXX Recording fees, resulting in $XXX 10% baseline.  The total 10% Fees on the Consumation CD totaled $XXX, resulting in $XXX variance, with a refund of $XXX required. Consumation CD disclosed Lender Credit in the amount of $XXX for the increase in closing costs above the legal limits (Over Tolerance Cure). Not a testing defect. No corrective action required.

GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.

GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.

GENERAL COMMENT (2022/XX/07): Disagree: Closing Disclosure with date issued 2/XX/2022 and blank APR calculation on page 5 was not provided to the borrower. This Closing Disclosure was part of a closing prep package and was used by Title for fee itemization only. CD#009 with issue date 4/XX/2022 is the true initial CD and was provided after all Loan Estimates.

GENERAL COMMENT (2022/XX/16): Disagree: The movement of fees on the Closing Disclosure is not necessary. The title - survey fee was not disclosed in section C of the Initial LE and was added to section B on the Final CD. Title related fees added to Section B of the CD are considered ten percent category fees. Initial LE disclosed $XXX Closing Escrow and $XXX Recording fees, resulting in $XXX 10% baseline.  The total 10% Fees on the Consumation CD equaled $XXX, resulting in $XXX variance, with a refund of $XXX required. Consumation CD disclosed Lender Credit in the amount of $XXX for the increase in closing costs above the legal limits (Over Tolerance Cure). Not a testing defect. No corrective action required.

GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.

GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.

GENERAL COMMENT (2022/XX/16): Disagree: It is clear the document in question is not a true borrower CD and was used by Title for fee itemization only. Several fields are blank and loan calculations were not completed. This document is unsigned indicating it was never provided to borrower. True CDs provided by XXX contain a sequencing number in the bottom right corner, which is not present on the document in question. No further documentation required to remedy.
																																													TILA ATR/QM
350218611	XXX	XXX	XXX	XXX	XXX	$XXX	TX	1/XX/2022	12/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX [3] General - Missing Document: COVID-19 Attestation not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, TX Insurance Verification, Statement, Tax Verification											2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 8,400.00 on Final Closing Disclosure provided on 01/XX/2022 not accurate. (Final/01/XX/2022)
																																										GENERAL COMMENT (2022/XX/07): Disagree: The Finance Charge on the Consummation CD issued 1/XX/2022 and the Post CDs issued 3/XX/2022 and 9/XX/2022 is $XXX. Calculated finance charge is $XXX. Finance charge is understated by $XXX and is acceptable. Fees include Prepaid Interest of $XXX. Fees from post closing CD issued 3/XX/2022 are not used to calculate finance charge at consummation.			-
350218612	XXX	XXX	XXX	XXX	XXX	$XXX	CT	2/XX/2022	11/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	B	B	B	B
[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 84.14634% exceeds AUS high loan to value percentage of 75.00000%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 84.14634% exceeds AUS combined loan to value percentage of 75.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 84.14634% exceeds AUS loan to value percentage of 75.00000%.
[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
																								Hazard Insurance Premium is not in file.										2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2022 not accurate. (Final/02/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Ammount of Escrowed Property Cost over Year 1 of XXX provided on 02/XX/2022 are accurate. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: otal amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: The aggregate ten percent fees increased from $XXX on the initial LE to $XXX on the final CD issued 2/XX/2022 with no valid change circumstance. The ten percent category fees were under-disclosed by $XXX which would result in an Over Tolerance refund due to the borrower in the amount of $XXX to cure the variance in the ten percent category. Borrower was provided a refund in Block J of consummation CD in the amount of $XXX for the increase in closing costs above legal limit (over tolerance cure.) This is not a testing defect so corrective action is not required.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC: On final CD recording fee is $XXX however on PCCD dated 05/XX/2022 recording fee has been decreased to $XXX. Please  provide copy of refund check & proof of mailing if the amount was refunded to borrower or please provide true & certified copy of final settlement statement to verify the fees charged at closing.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: All title fees moved to section B on the CD; therefore, all title fees initially disclosed in section C of the LE can be counted in the aggregate 10% fee baseline. The aggregate ten percent fees increased from $XXX on the initial LE to $XXX on the consummation CD issued 2/XX/2022 with no valid change circumstance. The ten percent category fees were under-disclosed by $XXX which would result in an Over Tolerance refund due to the borrower in the amount of $XXX to cure the variance in the ten percent category. Borrower was provided a refund in Block J of consummation CD in the amount of $XXX for the increase in closing costs above legal limit (over tolerance cure.) This is not a testing defect so corrective action is not required.
REVIEWER - GENERAL COMMENT (2022/XX/19): Lender states the baseline should be $XXX vs SitusAMC calculated amount of $XXX. Lender has included the 'Title-Courier fee' & 'Title-Mobile Notary fee(s)' in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Provide a Corrected CD disclosing the remaining tolerance cure of $XXX a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

GENERAL COMMENT (2022/XX/07): Disagree: The aggregate ten percent fees increased from $XXX on the initial LE to $XXX on the final CD issued 2/XX/2022 with no valid change circumstance. The ten percent category fees were under-disclosed by $XXX which would result in an Over Tolerance refund due to the borrower in the amount of $XXX to cure the variance in the ten percent category. Borrower was provided a refund in Block J of consummation CD in the amount of $XXX for the increase in closing costs above legal limit (over tolerance cure.) This is not a testing defect so corrective action is not required.

GENERAL COMMENT (2022/XX/16): Disagree: All title fees moved to section B on the CD; therefore, all title fees initially disclosed in section C of the LE can be counted in the aggregate 10% fee baseline. The aggregate ten percent fees increased from $XXX on the initial LE to $XXX on the consummation CD issued 2/XX/2022 with no valid change circumstance. The ten percent category fees were under-disclosed by $XXX which would result in an Over Tolerance refund due to the borrower in the amount of $XXX to cure the variance in the ten percent category. Borrower was provided a refund in Block J of consummation CD in the amount of $XXX for the increase in closing costs above legal limit (over tolerance cure.) This is not a testing defect so corrective action is not required.
																																													-
350218613	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2022	12/XX/2021	Primary	Refinance Cash-out - Other	Non QM	3	C	C	B	B																	3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7729)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)

Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: A CD issued 2/XX/2022, which was after the closing date of 2/XX/2022, indicated an initial escrow fee of $XXX, which did not match the initial escrow disclosure of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance was not provided and a tolerance cure was not included on the closing disclosures.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance was not provided and a tolerance cure was not included on the closing disclosures.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/08): Fee was disclosed as 'Title-Lender's Title Insurance' in section C on CD issued 2/XX/2022 & was moved to section B as 'Title-Lender's Policy' Fee on PCCD issued 4/XX/2022. Please provide true/certified copy of final settlement statement to verify & reconcile fees for compliance testing purposes.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Deferred to Original Response: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/17): Please provide true/certified copy of final settlement statement to verify & reconcile fees for compliance testing purposes.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/08): Fee was disclosed as 'Settlement Fee' in section C on CD issued 2/XX/2022 & was moved to section B as 'Title-Settlement' Fee again on PCCD issued 4/XX/2022. Please provide true/certified copy of final settlement statement to verify & reconcile fees for compliance testing purposes.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Deferred to Original Response: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/17): Please provide true/certified copy of final settlement statement to verify & reconcile fees for compliance testing purposes.

GENERAL COMMENT (2022/XX/07): Disagree: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2022/XX/07): Disagree: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2022/XX/16): Disagree: Deferred to Original Response: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.

GENERAL COMMENT (2022/XX/16): Disagree: Deferred to Original Response: Title-Closing/Escrow and Title-Lender's Policy were disclosed in Section C on the initial LE and moved to Section B on the final Closing Discloure. Title related fees that are added or moved to section B of the CD are placed in the ten percent tolerance category. The increase in the Title-Closing/Escrow Fee and decrease in the Title-Lender's Policy do not require a tolerance cure as it does not increase enough to create a 10% Over Tolerance. This is not a testing defect so no corrective action is required.
																																													TILA ATR/QM
350218614	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2022	2/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	3	C	C	C	C						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/28/2022, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/21/2021, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/17/2020	VOE timing requirements were met
SELLER - GENERAL COMMENT (2022-12-02): Cert Attached.
REVIEWER - GENERAL COMMENT (2022-12-02): Cert provided does not indicate the MI monthly Premium.
REVIEWER - GENERAL COMMENT (2022-12-06): The MI certificate was provided evidencing MI insurance is in place at origination however the monthly premium is not outlined on the certificate. The premium amount appears on the first payment letter, 1008 and/or CD and matches the amount calculated from the rates on the certificate.
REVIEWER - GENERAL COMMENT (2022-12-15): Cert provided does not indicate the MI monthly Premium.
REVIEWER - RE-OPEN COMMENT (2022-12-20): Timing requirements were not met.
																																		3	C	C	C	C
[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX/Schedule C)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11677613)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2022 not accurate. (Final/03/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75203)

Federal Compliance - Income Data was not provided: This Income Source was not used to Qualify the loan
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2022 not accurate. (Final/03/XX/2022)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC On further review Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Please provide corrected PC CD, LOX, and Refund of $XXX to remedy.
SELLER - GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/15): SitusAMC awaiting Cure documents for $XXX. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (2022/XX/16): SitusAMC awaiting Cure documents for $XXX. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail was updated on 12/XX/2022 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
SELLER - GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC On further review Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Please provide corrected PC CD, LOX, and Refund of $XXX to remedy.
SELLER - GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.
REVIEWER - GENERAL COMMENT (2022/XX/15): SitusAMC awaiting Cure documents for $XXX. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (2022/XX/16): SitusAMC awaiting Cure documents for $XXX. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

GENERAL COMMENT (2022/XX/02): Cert Attached.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/07): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.

GENERAL COMMENT (2022/XX/14): Agree: Aggregate 10% fees increased from $XXX to $XXX without a valid change of circumstance. Ten percent over tolerance amount $XXX. Final CD disclosed $XXX refund for over tolerance; $XXX over tolerance refund outstanding. Contact XXX for PC CD, LOX, and Refund of $XXX to remedy.
																																													TILA ATR/QM
350218615	XXX	XXX	XXX	XXX	XXX	$XXX	UT	4/XX/2022	3/XX/2022	Primary	Refinance Cash-out - Other	Non QM	3	C	C	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: The 10% aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the CD issued 4/XX/2022 were charged in the amount of $XXX. Fee total on CD does not exceed 10% tolerance total of $XXX therefore no refund would be due. This is not a testing defect and no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC: On review all Title Services were not shopped  from the Settlement Service Providers list hence all Title serve fee falls under unlimited tolerance.
Only Fee under 10% tolerance is Recording fee. A valid Changed Circumstance or cure is required for increase of Recording Fee. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: The 10% aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the CD issued 4/XX/2022 were charged in the amount of $XXX. Fee total on CD does not exceed 10% tolerance total of $XXX therefore no refund would be due. This is not a testing defect and no corrective action is required.
REVIEWER - GENERAL COMMENT (2022/XX/17): Initial LE disclosed the recording fee at $XXX final documentation reflects $XXX.  That is greater than 10% increase as allowed.  Exception remains.

GENERAL COMMENT (2022/XX/07): Disagree:  The final CD disclosed the Date Issued as 4/XX/2022 and was signed at closing on 4/XX/2022. This is not a testing defect and no corrective action is required.

GENERAL COMMENT (2022/XX/07): Disagree: The 10% aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the CD issued 4/XX/2022 were charged in the amount of $XXX. Fee total on CD does not exceed 10% tolerance total of $XXX therefore no refund would be due. This is not a testing defect and no corrective action is required.

GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: The 10% aggregate baseline includes Recording Fees and all Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount of $XXX. Aggregate 10% fees on the CD issued 4/XX/2022 were charged in the amount of $XXX. Fee total on CD does not exceed 10% tolerance total of $XXX therefore no refund would be due. This is not a testing defect and no corrective action is required.
																																													TILA ATR/QM
350218616	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2020	2/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2020, prior to three (3) business days from transaction date of 03/XX/2020.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Borrower not provided with the disclosure within 3 days of application. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Loan disbursed 03/XX/2020 which was prior to 3 business days from transaction date of 03/XX/2020.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Proper rescission was given to the borrowers. Final CD addendum in file was signed by the borrowers on 3/XX/2020. Notice of Right to Cancel transaction date is 3/XX/2020. Third business date is 3/XX/2020. How to Cancel midnight date is 3/XX/2020. Disbursement date is 3/XX/2020 is. See attached copy of mavent form in file for correct disbursement date.
REVIEWER - GENERAL COMMENT (2022/XX/09): As per Final CD disbursement date is updated. Please provide updated CD with the corrected disbursement date. Exception Remains
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: Proper rescission was given to the borrowers. Final CD addendum in file was signed by the borrowers on 3/XX/2020. Notice of Right to Cancel transaction date is 3/XX/2020. Third business date is 3/XX/2020. How to Cancel midnight date is 3/XX/2020. Disbursement date is 3/XX/2020 is. See attached copy of mavent form in file for correct disbursement date.
REVIEWER - GENERAL COMMENT (2022/XX/17): No additional documentation provided, exception remains.
REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail was updated on 12/XX/2022 PRIOR Exception Detail: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2020, prior to three (3) business days from transaction date of 03/XX/2020.

GENERAL COMMENT (2022/XX/07): Disagree: Proper rescission was given to the borrowers. Final CD addendum in file was signed by the borrowers on 3/XX/2020. Notice of Right to Cancel transaction date is 3/XX/2020. Third business date is 3/XX/2020. How to Cancel midnight date is 3/XX/2020. Disbursement date is 3/XX/2020 is. See attached copy of mavent form in file for correct disbursement date.

GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: Proper rescission was given to the borrowers. Final CD addendum in file was signed by the borrowers on 3/XX/2020. Notice of Right to Cancel transaction date is 3/XX/2020. Third business date is 3/XX/2020. How to Cancel midnight date is 3/XX/2020. Disbursement date is 3/XX/2020 is. See attached copy of mavent form in file for correct disbursement date.
																																													-
350218617	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	2/XX/2020	1/XX/2020	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC Expiration Date (2012-02-22) and the Expected RTC Expiration Date (2020-02-22).					-
350218593	XXX	XXX	XXX	XXX	XXX	$XXX	VA	2/XX/2020	1/XX/2020	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7334)

Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Application indicates the subject will be occupied by the borrower as the primary residence.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid change of circumstance was not provided for the increase in this fee and there was no tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
																																									REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing				Other Exceptions
350218594	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insufficient hazard insurance coverage. Coverage amount is $XXX which does not include any additional coverage. Loan approved with a property inspection waiver so the estimated cost new was nor provided and the loan amount is $XXX. There is no evidence of guaranteed or full replacement cost. A replacement cost estimator was not provided.										2	B	B	B	B
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): A lender to lender refi per title commitment.  Lender used the incorrect form.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges under disclosed by $XXX exceeding the max allowable tolerance.  A fee itemization was not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was disclosed as $XXX on the binding CD issued 12/XX/2020 but was lowered to $XXX on the Final CD.  A valid COC for the lender credit decrease was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cured on the Final CD.

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Finance Charge disclosed on CD signed at Consummation 12/XX/2020 is $XXX. Finance charge calculated is $XXX. Finance charge overstated by $XXX and acceptable. Fees included in calculation: Application $XXX Flood cert $XXX Tax service $XXX Settlement $XXX Title closer $XXX and prepaid interest $XXX.
REVIEWER - GENERAL COMMENT (2022/XX/09): CEMA assignment fee and Title Closer Fee are being tested as a finance charge.  Please provide PCCD, LOE, copy of refund check, proof of delivery and re-opening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: Finance Charge disclosed on CD signed at Consummation 12/XX/2020 is $XXX. Finance charge calculated is $XXX. Finance charge overstated by $XXX and acceptable. Fees included in calculation: Application $XXX Flood cert $XXX Tax service $XXX Settlement $XXX Title closer $XXX and prepaid interest $XXX.
REVIEWER - GENERAL COMMENT (2022/XX/17): CEMA assignment fee and Title Closer Fee are being tested as a finance charge.  Please provide PCCD, LOE, copy of refund check, proof of delivery and re-opening of RTC.

GENERAL COMMENT (2022/XX/07): Disagree: Finance Charge disclosed on CD signed at Consummation 12/XX/2020 is $XXX. Finance charge calculated is $XXX. Finance charge overstated by $XXX and acceptable. Fees included in calculation: Application $XXX Flood cert $XXX Tax service $XXX Settlement $XXX Title closer $XXX and prepaid interest $XXX.

GENERAL COMMENT (2022/XX/16): Disagree: Deferred to original Response: Finance Charge disclosed on CD signed at Consummation 12/XX/2020 is $XXX. Finance charge calculated is $XXX. Finance charge overstated by $XXX and acceptable. Fees included in calculation: Application $XXX Flood cert $XXX Tax service $XXX Settlement $XXX Title closer $XXX and prepaid interest $XXX.
																																													-
350218595	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	C	C	C	C																	3	C	C	C	C
[3] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.

State Compliance - Illinois SB 1894: Certificate of compliance document is missing in file.
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Loan Originator status was expired.
																																													State - NC
350218618	XXX	XXX	XXX	XXX	XXX	$XXX	KS	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
350218746	XXX	XXX	XXX	XXX	XXX	$XXX	UT	4/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Other	VA Safe Harbor QM	2	B	B	B	B						[3] Miscellaneous - Credit Exception: [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)	VA uninsurable. Borrowers dos dot meet NTB requirement on refi - payment not lower. New P&I 995 and old P&I 806.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
350218747	XXX	XXX	XXX	XXX	XXX	$XXX	IN	8/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Other	VA Safe Harbor QM	2	B	B	B	B						[3] Miscellaneous - Credit Exception:	Loan is NOT insured- does not meet the cash out net tangible benefit requirements to borrower.							[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2019 did not disclose number of months for Property Tax under Prepaids. (Final/08/XX/2019)
																																								Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Borrower is 40 % disabled and has a deliquient property tax of $XXX which is not escrowed, being paid per approval and title commitment	REVIEWER - WAIVED COMMENT (2019/XX/12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A				-
350218750	XXX	XXX	XXX	XXX	XXX	$XXX	WV	1/XX/2018	12/XX/2017	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 01/15/2018 Appraisal [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 01/15/2018 [3] Miscellaneous - Asset verification indicated different balance from statements sumbitted [3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, WV Tax Verification	The Credit report dated XXXXXXX reveal two accounts are closed with balances. (XXXXXXXXX). The original UW used the post credit report dated XXXXXXX showing these accounts opened. Therefore, unable to exclude these debts from the DTI. Please provide the tax verification for : XXX, WV										2	B	B	B	B	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Federal Compliance - Disparity in Occupancy - Not High Cost: Initial application page 1 indicates primary residence however, pg 4 indicates borrower will not occupy as primary home.					-
350218710	XXX	XXX	XXX	XXX	XXX	$XXX	NH	1/XX/2015	12/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: <empty>	Existing tax lien not paid off prior to closing.										2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The initial GFE provided on 12/08/14 has interest rate available through date of 12/08/14 and estimate available through date 12/19/14 which is 9 business days.					-
350218748	XXX	XXX	XXX	XXX	XXX	$XXX	IN	9/XX/2019	7/XX/2019	Primary	Purchase	HUD Safe Harbor QM	1	A	A	A	A
[3] Miscellaneous - Credit Exception:
[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 1.00.
[3] Credit Calculation / Analysis - Missing Document: Alternative credit requirements are not satisfied.: Credit Report: Original // Borrower: XXX
[3] Insurance Documentation - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.

Business decision to close the loan - loan was cleared for closing in error. The UW had requested as a condition of loan approval, that non traditional credit report be verified for the borrower since the onset of the UW of this loan on 8/14 with 4 trade lines with 12 month history.  Condition remained outstanding 8/28 conditions review. Unfortunately, everything is in the wife's name and the borrower was only able to provide 1 alternate tradeline.
File contains only one month's statement for asset account used for cash to close.
FHA guidelines require four non-traditional credit references, however only two were provided- insurance and utility bills.
																															[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			1	A	A	A	A							-
350218797	XXX	XXX	XXX	XXX	XXX	$XXX	AL	5/XX/2015	4/XX/2015	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	C	C	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/21/2015
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/07/2007
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/07/2007
																																		3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																																								Federal Compliance - Check Loan Designation Match - QM: An AUS required VVOE is missing and the loan is water falling to ATR/QM standard documentation requirements.					TILA ATR/QM
350218779	XXX	XXX	XXX	XXX	XXX	$XXX	TN	3/XX/2017	2/XX/2017	Primary	Purchase	Non QM	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/10/2017 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: AUS not provided	The 1008 reflects DU Approve/Eligible. However, the DU provided is Refer with Caution. File is missing final AUS; final 1008 showing AUS approved was used for review.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7575)

Federal Compliance - Check Loan Designation Match - QM: The 1008 reflects loan was DU Approve/Eligible.  However, the DU provided reflects Refer with Caution.  The loan tested to a Loan Designation of Non QM.
Federal Compliance - QM DTI: The 1008 reflects loan was DU Approve/Eligible.  However, the DU provided reflects Refer with Caution and the loan is water falling to ATR/QM standard documentation requirements.
																																									REVIEWER - CURED COMMENT (2022/XX/27): Sufficient Cure Provided At Closing				TILA ATR/QM
350218788	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2016	6/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/15/2016 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided											1	A	A	A	A							-
350218771	XXX	XXX	XXX	XXX	XXX	$XXX	TX	10/XX/2016	9/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 10/04/2016 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided	File requires a complete fraud report. None was provided for review.										1	A	A	A	A							-
350218720	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2019	4/XX/2019	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B						[3] Asset Documentation - Missing Document: Gift Letter not provided	Gift letter in the file discloses a gift of $XXX. Transfer of only $XXX in gift funds is documented in the file.										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax  Fee was disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure, which included seller paid of $XXX.   File does not contain a valid COC for this fee.  A $XXX cure was provided at closing, which was insufficient to cure all fee tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.    File does not contain a valid COC for this fee.  A $XXX cure was provided at closing, which was insufficient to cure all fee tolerance violations.
																																													-
350218781	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2016	2/XX/2016	Primary	Purchase	HUD Safe Harbor QM	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 02/01/2016 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX											1	A	A	A	A							-
350218774	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2017	2/XX/2017	Primary	Refinance Cash-out - Other	VA Safe Harbor QM	3	C	C	C	C
[3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, TX Statement
[3] Guideline Issue - The file does not contain evidence the lender complied with the VA Required Search Requirements for and Treatment of Debts Owed to the Federal Government.
[3] Federal Compliance - VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX.
																								Verification of PITIA on other REO, XXXXXXX is missing.										3	C	C	C	C
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.06384% moderately exceeds the guideline maximum of 43.06%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.07500% is in excess of the allowable maximum of  3.00000% of the Original Loan Amount. Points and Fees total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .07500%).
[3] Federal Compliance - VA Closing Costs - TRID: VA Qualified Mortgage (Dodd-Frank 2014) - The total of all financed fees exceeds the amount allowed. Max allowed Financed Fees: $XXX.  Actual Financed Fees: $XXX.
																																								Federal Compliance - QM DTI: This loan was DU approved with a DTI of 43.06% Federal Compliance - QM Points and Fees: Loan Points and Fees exceeded the maximum by .0375%.					TILA ATR/QM
350218646	XXX	XXX	XXX	XXX	XXX	$XXX	OR	12/XX/2014	11/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 11/19/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX											2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-
350218749	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2016	10/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS Refer or Ineligible findings; issues not resolved. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Copy of AUS provided in file is incomplete; Addendum to 1008 reflects LP is a streamlined accept.										2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated XXXXXXX is not signed and dated; calculated received date is 12/20/16; closing date is XXXXXXX.					-
350218751	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2018	11/XX/2018	Investment	Purchase	N/A	1	A	A	A	A						[3] Application / Processing - Missing Document: AUS not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	AUS submission #5 is missing which shows approve eligible.										1	A	A	A	A							-
350218752	XXX	XXX	XXX	XXX	XXX	$XXX	FL	9/XX/2018	8/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2018) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (77169)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD should have been disclosed on 08/XX/2018. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE does not reflect any Settlement Fees from the title company. No valid COC or cure provided to borrower					-
350218643	XXX	XXX	XXX	XXX	XXX	$XXX	GA	1/XX/2015	10/XX/2014	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is 10/XX/2014 and disclosure was provided on 12/XX/2014.					-
350218753	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: AUS not provided	1008 states the loan is DU approved with the case number however, the AUS is not in the loan file.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																											726 representative credit score. Borrower has employment stability for 6.5 years in the Medical Field as an MD. Borrower has owned the subject property for 5.5 years		-
350218765	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	1/XX/2020	12/XX/2019	Primary	Purchase	HUD Safe Harbor QM	1	A	A	A	A						[3] Miscellaneous - Credit Exception: [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	Uninsurable Loan - the subject property has affixed solar panels, subject to a loan agreement that is not freely.							[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.			1	A	A	A	A							-
350218655	XXX	XXX	XXX	XXX	XXX	$XXX	WI	5/XX/2014	3/XX/2014	Primary	Purchase	HUD Safe Harbor QM	3	B	B	B	B																	3	B	B	B	B
[3] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)
[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Broker application date 3/13/14, Counseling disclosure provided 3/20/14. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Broker application date 3/13/14, Booklet provided 3/20/14.					-
350218644	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2014	5/XX/2014	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2014) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal is dated 5/12/14, however the valuation was provided to the borrower 5/5/15. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The earliest Affiliated Business Arrangement Disclosure in file is dated 5/22/14.					-
350218648	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.						-
350218651	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2013	7/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-
350218634	XXX	XXX	XXX	XXX	XXX	$XXX	NC	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218635	XXX	XXX	XXX	XXX	XXX	$XXX	IN	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.					-
350218632	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																												Yes	TR Indeterminable
350218633	XXX	XXX	XXX	XXX	XXX	$XXX	AL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.					-
350218636	XXX	XXX	XXX	XXX	XXX	$XXX	SC	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Attorney fee of $XXX as a prepaid finance charge.					-
350218645	XXX	XXX	XXX	XXX	XXX	$XXX	NM	5/XX/2007	4/XX/2007	Primary	Purchase		1	A	A	A	A						[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)											1	A	A	A	A							-
350218631	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/1998	6/XX/1998	UTD	UTD UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												UTD	Indeterminable
350218647	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2004	12/XX/2003	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
350218637	XXX	XXX	XXX	XXX	XXX	$XXX	NC	8/XX/2009	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		3	C	C	C	C						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 11.25050% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of US Treasury 4.4800% + 3%, or 7.48000% and Conventional Mortgage Rate 5.12000% + 1.75%, or 6.87000%.  Non-Compliant Rate Spread Home Loan.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Miscellaneous Compliance - Alternate source used for application date: Creditor Initial App Date not in file. Alternative documentation used as basis of date creditor received application in lieu of performing a standard 6-month lookback test.

REVIEWER - GENERAL COMMENT (2022/XX/05): Exception Detail Updated from: North Carolina Rate Spread Home Loan: APR on subject loan of 11.25050% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of US Treasury 2.8600% + 3%, or 5.86000% and Conventional Mortgage Rate 4.78000% + 1.75%, or 6.53000%.  Non-Compliant Rate Spread Home Loan.
																																													State - NC
350218650	XXX	XXX	XXX	XXX	XXX	$XXX	OK	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																													-
350218642	XXX	XXX	XXX	XXX	XXX	$XXX	SC	8/XX/2000	6/XX/2000	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.						-
350218649	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218652	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2003	12/XX/2002	UTD	UTD UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												UTD	Indeterminable
350218654	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2010	1/XX/2010	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																																													-
350218776	XXX	XXX	XXX	XXX	XXX	$XXX	MI	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																																													-
350218767	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/1997	2/XX/1997	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218777	XXX	XXX	XXX	XXX	XXX	$XXX	OH	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.						-
350218782	XXX	XXX	XXX	XXX	XXX	$XXX	GA	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-
350218780	XXX	XXX	XXX	XXX	XXX	$XXX	AL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218786	XXX	XXX	XXX	XXX	XXX	$XXX	NC	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		3	C	C	C	C						[3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 11.56020% or Final Disclosure APR of 11.56000% is in excess of allowable threshold of US Treasury 3.6600% + 3%, or 6.66000% and Conventional Mortgage Rate 4.78000% + 1.75%, or 6.53000%.  Non-Compliant Rate Spread Home Loan.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Miscellaneous Compliance - Alternate source used for application date: Alternative source used for application date at direction of Client (GFE and Lender Application Disclosure Cover Letter).  Using alternative source, loan is no longer high cost.

REVIEWER - GENERAL COMMENT (2022/XX/05): Exception Detail Updated from: North Carolina Rate Spread Home Loan: APR on subject loan of 11.56020% or Final Disclosure APR of 11.56000% is in excess of allowable threshold of US Treasury 2.8600% + 3%, or 5.86000% and Conventional Mortgage Rate 4.78000% + 1.75%, or 6.53000%.  Non-Compliant Rate Spread Home Loan.
																																													State - NC
350218784	XXX	XXX	XXX	XXX	XXX	$XXX	GA	5/XX/1997	4/XX/1997	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218714	XXX	XXX	XXX	XXX	XXX	$XXX	NC	4/XX/2001	3/XX/2001	Primary	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																												Yes	TR Indeterminable
350218723	XXX	XXX	XXX	XXX	XXX	$XXX	KS	3/XX/2000	2/XX/2000	Primary	Refinance UTD		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																												Yes	TR Indeterminable
350218640	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/1995	7/XX/1995	Primary	Purchase		3	D	D	D	D						[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																												No	TNR Testing Not Required
350218641	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2009	11/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2009.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
																																													-
350218653	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/1998	7/XX/1998	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a document signing fee of $XXX as a prepaid finance charge.					-
350218638	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2010	3/XX/2010	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/XX/2010 which is 1 month(s) prior to consummation.  A 4 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																													-
350218639	XXX	XXX	XXX	XXX	XXX	$XXX	LA	7/XX/2009	11/XX/2008	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
350218657	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2007	4/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
350218656	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/1999	4/XX/1999	Primary	Purchase		1	A	A	A	A						[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 09/15/1999; Consummation Date: 09/15/1999 [2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: 09/15/1999; Consummation Date: 09/15/1999											1	A	A	A	A							-
350218663	XXX	XXX	XXX	XXX	XXX	$XXX	AL	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
350218661	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2007	6/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218660	XXX	XXX	XXX	XXX	XXX	$XXX	GA	12/XX/2006	12/XX/2006	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.						-
350218662	XXX	XXX	XXX	XXX	XXX	$XXX	NC	9/XX/2007	7/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
350218658	XXX	XXX	XXX	XXX	XXX	$XXX	OH	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.						-
350218659	XXX	XXX	XXX	XXX	XXX	$XXX	OR	7/XX/2003	4/XX/2003	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.						-
350218665	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
																																													-
350218666	XXX	XXX	XXX	XXX	XXX	$XXX	SC	5/XX/2008	4/XX/2008	Primary	Purchase		2	B	B	B	B						[2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																													-
350218664	XXX	XXX	XXX	XXX	XXX	$XXX	VA	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.18276% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .18276%).
																																													-
350218667	XXX	XXX	XXX	XXX	XXX	$XXX	VA	11/XX/2006	5/XX/2006	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
350218670	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																													-
350218671	XXX	XXX	XXX	XXX	XXX	$XXX	MD	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to DSI calculation with FLI.					-
350218669	XXX	XXX	XXX	XXX	XXX	$XXX	TN	8/XX/2002	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related. Unable to determine discrepancy due to the index used at closing is missing from the file.					-
350218672	XXX	XXX	XXX	XXX	XXX	$XXX	MN	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218668	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/1998	11/XX/1998	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1998.						-
350218673	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2007	4/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazards provided May 18, 2007 with signature date May 21, 2007.					-
350218675	XXX	XXX	XXX	XXX	XXX	$XXX	WI	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
350218674	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $XXX as prepaid finance charge					-
350218804	XXX	XXX	XXX	XXX	XXX	$XXX	NM	6/XX/2008	5/XX/2008	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218711	XXX	XXX	XXX	XXX	XXX	$XXX	AL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.						-
350218805	XXX	XXX	XXX	XXX	XXX	$XXX	PA	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218677	XXX	XXX	XXX	XXX	XXX	$XXX	MS	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
350218676	XXX	XXX	XXX	XXX	XXX	$XXX	SC	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																													-
350218684	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																																													-
350218680	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2007	4/XX/2007	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218682	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2009	8/XX/2009	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2009. [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-
350218681	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/1998	8/XX/1998	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218683	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2007	6/XX/2007	Second Home	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218712	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2000	9/XX/2000	Primary	Refinance Rate/Term		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																												Yes	TR Indeterminable
350218732	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
350218733	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	8/XX/2007	5/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
350218730	XXX	XXX	XXX	XXX	XXX	$XXX	SC	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																													-
350218731	XXX	XXX	XXX	XXX	XXX	$XXX	MO	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
350218679	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218734	XXX	XXX	XXX	XXX	XXX	$XXX	OH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																													-
350218704	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2008	2/XX/2008	Primary	Purchase		1	A	A	A	A						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											1	A	A	A	A							-
350218744	XXX	XXX	XXX	XXX	XXX	$XXX	OH	4/XX/2007	3/XX/2007	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
																																													-
350218739	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/2009	8/XX/2009	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B
[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218678	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2011	4/XX/2011	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on Final HUD-1 Inaccurate: RESPA (2010): Maximum interest rate on Final HUD-1 does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218735	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
																																													-
350218736	XXX	XXX	XXX	XXX	XXX	$XXX	OH	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																													-
350218745	XXX	XXX	XXX	XXX	XXX	$XXX	NC	1/XX/1997	12/XX/1996	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																																									REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019/XX/17): GFE received does not have dates or loan amount to verify it is for this loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019/XX/17): Unable to determine under disclosure due to missing itemization of amount financed				-
350218743	XXX	XXX	XXX	XXX	XXX	$XXX	TX	3/XX/1998	2/XX/1998	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019/XX/18): Final TIL in file first 24 months payments are lower than the Note P&I				-
350218737	XXX	XXX	XXX	XXX	XXX	$XXX	TN	6/XX/1998	5/XX/1998	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218738	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/1997	10/XX/1997	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender did not include $XXX settlement fee, $XXX courier as prepaid finance charges.					-
350218740	XXX	XXX	XXX	XXX	XXX	$XXX	SC	5/XX/1999	4/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																													-
350218741	XXX	XXX	XXX	XXX	XXX	$XXX	GA	8/XX/2008	8/XX/2008	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																																													-
350218742	XXX	XXX	XXX	XXX	XXX	$XXX	OR	6/XX/2007	4/XX/2007	Primary	Refinance UTD		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																																													-
350218785	XXX	XXX	XXX	XXX	XXX	$XXX	GA	2/XX/2009	1/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
350218713	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2009	2/XX/2009	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218787	XXX	XXX	XXX	XXX	XXX	$XXX	VA	5/XX/2007	4/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
350218757	XXX	XXX	XXX	XXX	XXX	$XXX	PA	6/XX/2008	5/XX/2008	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
350218758	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
350218760	XXX	XXX	XXX	XXX	XXX	$XXX	PA	10/XX/2007	9/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350218759	XXX	XXX	XXX	XXX	XXX	$XXX	PA	11/XX/2006	11/XX/2006	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
350218761	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	1/XX/2009	1/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218762	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2009	3/XX/2009	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218754	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
350218755	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2005	6/XX/2005	Primary	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.						-
350218756	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218763	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	File does not contain either Preliminary or Final Title										2	B	B	B	B
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																																													-
350218764	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2008	7/XX/2008	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218766	XXX	XXX	XXX	XXX	XXX	$XXX	MN	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218773	XXX	XXX	XXX	XXX	XXX	$XXX	KS	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	File does not contain either Preliminary or Final Title										2	B	B	B	B
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																													-
350218770	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/1999	5/XX/1999	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the settlement fee of $XXX or courier fee of $XXX as prepaid finance charges.					-
350218772	XXX	XXX	XXX	XXX	XXX	$XXX	KS	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-
350218769	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2005	4/XX/2005	Primary	Purchase		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not contain either Preliminary or Final Title										2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350218778	XXX	XXX	XXX	XXX	XXX	$XXX	TN	7/XX/1999	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.						-
350218768	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2002	4/XX/2002	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218716	XXX	XXX	XXX	XXX	XXX	$XXX	CT	4/XX/2003	1/XX/2003	Primary	Purchase		1	A	A	A	A						[3] Application / Processing - Missing Document: Flood Certificate not provided											1	A	A	A	A							-
350218783	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/1999	5/XX/1999	Investment	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218715	XXX	XXX	XXX	XXX	XXX	$XXX	PA	7/XX/2005	6/XX/2005	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350218789	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2003	11/XX/2003	UTD	Purchase		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																													-
350218794	XXX	XXX	XXX	XXX	XXX	$XXX	PA	6/XX/2001	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
350218790	XXX	XXX	XXX	XXX	XXX	$XXX	OH	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218792	XXX	XXX	XXX	XXX	XXX	$XXX	NC	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																													-
350218775	XXX	XXX	XXX	XXX	XXX	$XXX	SD	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218793	XXX	XXX	XXX	XXX	XXX	$XXX	OH	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.					-
350218791	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is a payment stream variance due to dsi calculation. Fee Itemization is in line.					-
350218630	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2004	12/XX/2003	Primary	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 3 months interest  ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																												Yes	TR Indeterminable
350218718	XXX	XXX	XXX	XXX	XXX	$XXX	LA	11/XX/2011	10/XX/2011	Primary	Refinance Rate/Term		2	B	B	B	B						[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.50350% or Final Disclosure APR of 9.49000% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 11/XX/2011 Interest Rate Available Through Date is blank for GFE dated 11/XX/2011.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																																									REVIEWER - GENERAL COMMENT (2020/XX/20): No EV3 compliance impact, outside of TILA SOL				-
350218719	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
350218795	XXX	XXX	XXX	XXX	XXX	$XXX	RI	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term		3	C	C	C	C																	3	C	C	C	C
[3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
																																													State - NC
350218717	XXX	XXX	XXX	XXX	XXX	$XXX	MD	1/XX/2007	12/XX/2006	UTD	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																													-
350218796	XXX	XXX	XXX	XXX	XXX	$XXX	OH	6/XX/2001	5/XX/2001	Primary	Refinance UTD		3	D	D	D	D						[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																												Yes	TR Indeterminable
350218798	XXX	XXX	XXX	XXX	XXX	$XXX	AL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													-
350218800	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	3/XX/2009	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Prepaid interest fee of $XXX as prepaid finance charge.					-
350218801	XXX	XXX	XXX	XXX	XXX	$XXX	TX	11/XX/2007	10/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218802	XXX	XXX	XXX	XXX	XXX	$XXX	WV	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
[2] State Compliance - West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty.
																																													-
350218803	XXX	XXX	XXX	XXX	XXX	$XXX	AL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																																													-
350218799	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2006	3/XX/2006	UTD	UTD UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												UTD	Indeterminable (UAL State)
350218722	XXX	XXX	XXX	XXX	XXX	$XXX	PA	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																													-
350218721	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2005	11/XX/2005	Investment	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218724	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																													-
350218725	XXX	XXX	XXX	XXX	XXX	$XXX	IA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350218726	XXX	XXX	XXX	XXX	XXX	$XXX	AL	12/XX/2003	11/XX/2003	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												Yes	TR Indeterminable
350218728	XXX	XXX	XXX	XXX	XXX	$XXX	OH	5/XX/1998	4/XX/1998	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												Yes	TR Indeterminable
350218727	XXX	XXX	XXX	XXX	XXX	$XXX	MO	4/XX/2008	3/XX/2008	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												Yes	TR Indeterminable
350218729	XXX	XXX	XXX	XXX	XXX	$XXX	OH	9/XX/2002	8/XX/2002	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																												Yes	TR Indeterminable
350218693	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file presumed to be the Final TIL is dated the same as the note date and is unsigned.					-
350218686	XXX	XXX	XXX	XXX	XXX	$XXX	AL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
350218705	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
350218691	XXX	XXX	XXX	XXX	XXX	$XXX	GA	5/XX/2006	5/XX/2006	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
350218692	XXX	XXX	XXX	XXX	XXX	$XXX	NC	6/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											2	B	B	B	B	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
350218695	XXX	XXX	XXX	XXX	XXX	$XXX	WV	6/XX/2009	5/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.						-
350218702	XXX	XXX	XXX	XXX	XXX	$XXX	VT	1/XX/2010	12/XX/2009	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218706	XXX	XXX	XXX	XXX	XXX	$XXX	WI	7/XX/2005	6/XX/2005	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 144 months.					-
350218689	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/1999	8/XX/1999	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																																													-
350218687	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2007	6/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - Illinois Late Charge Percent Testing: 6% late charge exceeds 5% maximum per state (IL).					-
350218697	XXX	XXX	XXX	XXX	XXX	$XXX	CT	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2009.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Per Itemization of Amount Financed, lender did not disclose $XXX Payoff Service Fee and $XXX Escrow Service Fee as pre-paid finance charges.					-
350218707	XXX	XXX	XXX	XXX	XXX	$XXX	GA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
350218698	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/2009	8/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																																								Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.					-
350218700	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	3/XX/2008	2/XX/2008	Investment	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-
350218701	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						-
350218690	XXX	XXX	XXX	XXX	XXX	$XXX	WV	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/19/2005 [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
350218699	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2005	5/XX/2005	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-
350218709	XXX	XXX	XXX	XXX	XXX	$XXX	GA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350218688	XXX	XXX	XXX	XXX	XXX	$XXX	MO	12/XX/2004	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment stream on the TIL does not correspond with the loan amount, loan term, and interest rate on the loan.					-
350218703	XXX	XXX	XXX	XXX	XXX	$XXX	IN	10/XX/2009	7/XX/2009	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided											2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
350218708	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2007	11/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.						-
350218685	XXX	XXX	XXX	XXX	XXX	$XXX	NM	5/XX/2001	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001.
																																													-
350218694	XXX	XXX	XXX	XXX	XXX	$XXX	UT	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																													-
350218696	XXX	XXX	XXX	XXX	XXX	$XXX	VA	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided											2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.					-
350218837	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A							-
350218829	XXX	XXX	XXX	XXX	XXX	$XXX	TN	6/XX/2019	4/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)	Federal Compliance - Self-Employed Tax Return Recency - ATR: The business and personal tax returns provided are not the most recent. Loan file contains 2016 and 2017; however, 2018 not provided.	REVIEWER - WAIVED COMMENT (2020/XX/09): Client elects to waive.				-
350218832	XXX	XXX	XXX	XXX	XXX	$XXX	ND	6/XX/2019	3/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																																								Federal Compliance - TRID Final Closing Disclosure Closing Date: The CD reflects a closing date of 06/XX/2019. The CD was electronically signed on 05/XX/2019. The file is missing the final CD signed at closing. The notary date on the Security Instrument is 06/14/219. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure has been provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Appraisal Fee changed without a cure in the loan file from the Initial LE to the Final CD.	REVIEWER - WAIVED COMMENT (2019/XX/13): Client elects to waive. REVIEWER - CURED COMMENT (2019/XX/16): A cure was indicated on the final CD.				-
350218854	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2019	5/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2019)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Actual date of consummation listed as 6/XX/2019 per the Notary Date, but Final CD includes a Closing Date of 06/XX/2019, but signed on 06/XX/2019.	REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive.				-
350218852	XXX	XXX	XXX	XXX	XXX	$XXX	WA	6/XX/2019	5/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2019 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/06/XX/2019)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75104)

Federal Compliance - TRID Final Closing Disclosure Property Value: The Appraisal provided reflects a value of $XXX the Final Closing Disclosure indicates the Appraiser Property Value as $XXX.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The Note Date is 6/XX/2019, the Security Instrument is also dated 6/XX/2019, however is signed and notarized on 6/XX/2019.  The Final Closing Disclosure reflects a Closing Date of 6/XX/2019 and a Disbursement Date of 6/XX/2019, the Post Closing Disclosure indicates the Closing Date is 6/XX/2019 with a 6/XX/2019 Disbursement Date of 6/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: OK
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: OK
																																									REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive. REVIEWER - CURED COMMENT (2019/XX/29): A cure on PCCD reflects closing date of 06/XX/2019.				-
350218816	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2019	6/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 8.68 is less than Guideline PITIA months reserves of 9.00.	Per Guidelines Calculated PITIA months reserves of 8.68 is less than Guideline PITIA months reserves of 9.00. Just slightly. Assets calculated are in-line with Final 1008 though.	SELLER - GENERAL COMMENT (2019-10-31): Agree. See attached exception approval regarding the borrower being shy of the 9 months of reserves. REVIEWER - GENERAL COMMENT (2019-11-06): Client to review REVIEWER - WAIVED COMMENT (2019-11-14): Client elects to waive.									2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/XX/2019)
[2] Federal Compliance - TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There's no evidence borrower's received a copy of the appraisal at least 3-business days prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: There's no evidence of a Rate Lock in the loan file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The borrowers did not receive a copy of the Right to Receive a Copy of the Appraisal within 3-business day of the Application Date or 06/XX/2019.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The actual Closing Date was 08/XX/2019 per the Notary on the Security Instrument. The Closing Date on the CD was 08/XX/2019..
Federal Compliance - TRID Servicing Disclosure Timing: The borrowers did not receive a copy of the Servicing Disclosure within 3-business day of the Application Date or 06/XX/2019.
																																									REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive. REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive. REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive. REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive. REVIEWER - WAIVED COMMENT (2019/XX/01): Client elects to waive.	GENERAL COMMENT (2019/XX/31): Agree. See attached exception approval regarding the borrower being shy of the 9 months of reserves.	FICO, Employment tenure		-
350218825	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2021	12/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Rush Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7543)		REVIEWER - CURED COMMENT (2021/XX/18): Sufficient Cure Provided At Closing				-
350218807	XXX	XXX	XXX	XXX	XXX	$XXX	CT	12/XX/2020	10/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A							-
350218841	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2021/XX/14): Sufficient Cure Provided At Closing				-
350218844	XXX	XXX	XXX	XXX	XXX	$XXX	NC	12/XX/2018	12/XX/2018	Second Home	Purchase	Safe Harbor QM	2	B	B	B	B						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.		REVIEWER - GENERAL COMMENT (2019-03-18): The lender has made an exception approval for a loan amount of $XXX exceeding guidelines allowable of $XXX. Comp factors 15 months reserves, Mid score 780, residual income $XXX, 12 year business, DTI 19% SELLER - GENERAL COMMENT (2019-03-25): Per Reviewer notes an exception was made for loan amount with sufficient comp factors but the Exception Grade remains a 3 - please explain. REVIEWER - WAIVED COMMENT (2019-03-25): Client elects to waive.									2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower signing a document verifying receipt of appraisal within 3 days of closing is missing from the file.	REVIEWER - WAIVED COMMENT (2019/XX/13): Client elects to waive.	GENERAL COMMENT (2019/XX/25): Per Reviewer notes an exception was made for loan amount with sufficient comp factors but the Exception Grade remains a 3 - please explain.	19% DTI 39 months reserves 749 FICO		-
350218820	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 27,291.66 on Final Closing Disclosure provided on 03/XX/2021 not accurate. (Final/03/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75187)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75106)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan re-designated as NON-QM per client directive.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX), homeowners insurance ($XXX) and HOA ($XXX) total are $XXX per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

REVIEWER - WAIVED COMMENT (2021/XX/21): Client elects to waive.
REVIEWER - CURED COMMENT (2021/XX/18): XXXXX received PCCD and LOE; exception is cured.
SELLER - GENERAL COMMENT (2021/XX/11): Cured on PCCD-Lender credit shows $XXX. This includes $XXX cure for appraisal fees done at closing + $XXX cure for courier fee increase
REVIEWER - CURED COMMENT (2021/XX/14): XXXXX received PCCD, LOE, copy of refund check and mailing label reflecting $XXX lender credit to cure appraisal fee, collateral desktop analysis and courier charges.
REVIEWER - CURED COMMENT (2021/XX/14): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2021/XX/14): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2021/XX/14): Sufficient Cure Provided within 60 Days of Closing
																																										GENERAL COMMENT (2021/XX/11): Cured on PCCD-Lender credit shows $XXX. This includes $XXX cure for appraisal fees done at closing + $XXX cure for courier fee increase			-
350218836	XXX	XXX	XXX	XXX	XXX	$XXX	MN	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing Received evaluation.	REVIEWER - WAIVED COMMENT (2021/XX/14): Client elects to waive. REVIEWER - WAIVED COMMENT (2021/XX/14): Client elects to waive.	GENERAL COMMENT (2021/XX/13): The retirement asset was excluded from the 1003 and not used at all. The only assets used were the XXXXXXX and XXXXXXX, aggregate total was $XXX which was more than sufficient to cover the cash to close requirement of $XXX + 12 months reserves of $XXX.			-
350218847	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2021	1/XX/2021	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 42,363.00 on Final Closing Disclosure provided on 03/XX/2021 not accurate. (Final/03/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: PCCD changed escrow amounts, no new IEAD was located in the loan file.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX) and Insurance ($XXX) total $XXX per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit provided at closing

REVIEWER - WAIVED COMMENT (2021/XX/29): Client elects to waive.
REVIEWER - GENERAL COMMENT (2021/XX/23): The annual escrowed costs on page 4 or the final CD do not match the loan file.  Annual escrowed costs per loan file are as follows: Hazard - $XXX Tax - $XXX for a total of $XXX.  Provide PCCD and LOE that reflects the preceding amounts, or documentation of alternative amounts.
SELLER - GENERAL COMMENT (2021/XX/26): (XXXXX) PCCD with matching year 1 calcs attached.
REVIEWER - CURED COMMENT (2021/XX/30): XXXXX received a corrected CD and LOE.
REVIEWER - CURED COMMENT (2021/XX/06): Sufficient Cure Provided At Closing
																																										GENERAL COMMENT (2021/XX/26): (Rate Lock) PCCD with matching year 1 calcs attached.			-
350218842	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A							-
350218826	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2021	3/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2021 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1629869)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1629868)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1629867)

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: The Final Closing Disclosure indicates the Margin, and Minimum Interest Rate, for the Adjustable Rate Mortgage is 3.0%, the Note reflects a 2.75% margin and minimum interest rate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Final Closing Disclosure indicates the principal and interest payment for payment stream 4 is $XXX minimum - $XXX maximum and the calculated amount is $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Final Closing Disclosure indicates the principal and interest payment for payment stream 3 is $XXX minimum - $XXX maximum and the calculated amount is $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The Final Closing Disclosure indicates the principal and interest payment for payment stream 2 is $XXX minimum - $XXX maximum and the calculated amount is $XXX.
																																									REVIEWER - CURED COMMENT (2021/XX/27): XXXXX received Letter of Explanation & Corrected Closing Disclosure. REVIEWER - CURED COMMENT (2021/XX/27): XXXXX received Letter of Explanation & Corrected Closing Disclosure. REVIEWER - CURED COMMENT (2021/XX/27): XXXXX received Letter of Explanation & Corrected Closing Disclosure. REVIEWER - CURED COMMENT (2021/XX/27): XXXXX received Letter of Explanation & Corrected Closing Disclosure.				-
350218845	XXX	XXX	XXX	XXX	XXX	$XXX	UT	5/XX/2021	4/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 05/XX/2021 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1563141)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1563140)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1563138)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: The minimum interest rate on the AIR table is 3% as per the final CD
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Payment stream 4 principle and interest payments reflected on the final CD is $XXX that should reflect $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Payment stream 2 principle and interest payments reflected on the final CD is $XXX that should reflect $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Payment stream 3 principle and interest payments reflected on the final CD is $XXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded.
REVIEWER - CURED COMMENT (2021/XX/24): XXXXX received Letter of Explanation & Corrected Closing Disclosure.
SELLER - GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded.
REVIEWER - CURED COMMENT (2021/XX/24): XXXXX received Letter of Explanation & Corrected Closing Disclosure.
SELLER - GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded.
REVIEWER - CURED COMMENT (2021/XX/24): XXXXX received Letter of Explanation & Corrected Closing Disclosure.
SELLER - GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded.
REVIEWER - CURED COMMENT (2021/XX/24): XXXXX received Letter of Explanation & Corrected Closing Disclosure.
SELLER - GENERAL COMMENT (2021/XX/13): Final CD has the cost to cure of $XXX included.
SELLER - GENERAL COMMENT (2021/XX/13): PCCD Uploaded with LOE and Final settlement statement.  Payee for Notary Fee was updated.
REVIEWER - CURED COMMENT (2021/XX/24): XXXXX received Letter of Explanation & Corrected Closing Disclosure revising Notary fee not paid to SSPL provider and not included in 10% testing.  PCCD over 60 days from closing.
																																										GENERAL COMMENT (2021/XX/13): Final CD has the cost to cure of $XXX included. GENERAL COMMENT (2021/XX/13): PCCD Uploaded with LOE and Final settlement statement. Payee for Notary Fee was updated. GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded. GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded. GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded. GENERAL COMMENT (2021/XX/13): PCCD and LOE uploaded.			-
350218834	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2021	4/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Sarju XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Sarju XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (Thakkar,Jatin XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 38,804.48 on Final Closing Disclosure provided on 06/XX/2021 not accurate. (Final/06/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $340.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (77183)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per investor guidelines, qualified at the note rate.
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: YTD quarterly P&L not provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Business tax returns and K-1's missing from file. 2020 signed and dated P&L Provided
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Hazard insurance is documented at $XXX per year, lender used $XXX per year.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Title Endorsement Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Title Service Charge Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
REVIEWER - WAIVED COMMENT (2021/XX/03): Client elects to waive
SELLER - GENERAL COMMENT (2021/XX/05): Please see attached.
REVIEWER - CURED COMMENT (2021/XX/09): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
SELLER - GENERAL COMMENT (2021/XX/05): Please see attached.
REVIEWER - CURED COMMENT (2021/XX/10): SitusAMC received copy of Refund check, proof of mailing,  Letter of Explanation & Corrected Closing Disclosure
REVIEWER - CURED COMMENT (2021/XX/28): Cure provided on PCCD dated XX/XX/XX, in original TPR file
																																										GENERAL COMMENT (2021/XX/04): Please see attached. GENERAL COMMENT (2021/XX/04): Please see attached. GENERAL COMMENT (2021/XX/04): Please see attached. GENERAL COMMENT (2021/XX/04): Please see attached. GENERAL COMMENT (2021/XX/05): Please see attached. GENERAL COMMENT (2021/XX/05): Please see attached.			-
350218809	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218839	XXX	XXX	XXX	XXX	XXX	$XXX	VA	4/XX/2019	4/XX/2019	Second Home	Purchase	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 204.00 on Final Closing Disclosure provided on 04/XX/2019 not accurate. (Final/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)

Federal Compliance - Check Loan Designation Match - QM: The loan was manually underwritten, and is not agency salable.  Waterfalling  to ATR/QM standard documentation requirements.
Federal Compliance - S-Corp Income Documentation Test: The loan was manually underwritten, and is not agency salable.  Waterfalling  to ATR/QM standard documentation requirements of a balance sheet to support self employment income.
Federal Compliance - S-Corp Income Documentation Test: The loan was manually underwritten, and is not agency salable.  Waterfalling  to ATR/QM standard documentation requirements of a balance sheet to support self employment income.
Federal Compliance - Self-Employed Tax Return Recency: Tax Extension filed for 2018 returns
Federal Compliance - Self-Employed Tax Return Recency: Tax Extension filed for 2018 returns
Federal Compliance - Self-Employed Tax Return Recency - ATR: Tax Extension filed for 2018 return
Federal Compliance - Self-Employed Tax Return Recency - ATR: Tax Extension filed for 2018 return
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Amount of HOA dues per annum is $XXX as stated on the appraisal against $XXX stated on the closing disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
																																													TILA ATR/QM
350218838	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	6/XX/2015	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/22/2015
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 72.91667% exceeds Guideline combined loan to value percentage of 65.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 72.91667% exceeds Guideline loan to value percentage of 65.00000%.
																								Guideline discrepancy; Guidelines indicated to use were Portfolio Full Doc, however document in file indicates Jumbo Direct. Guideline discrepancy; Guidelines indicated to use were Portfolio Full Doc, however document in file indicates Jumbo Direct.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX/Schedule F)
[3] Federal Compliance - Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX/Schedule F)
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
																																								Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.					TILA ATR/QM
350218810	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2016	5/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/27/2016 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure shows signature date of 5/XX/2016. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee and no COC or cure was provided.					-
350218835	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2020	5/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/21/2020
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
[3] General - Loan contains  Impermissible Interest Collection Type: Interest Collection Type:Daily Simple
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, UT Statement
																								The property is located in TX. Provide a post-disaster inspection verifying there was no damage from XXX in XXX. The inspection must include exterior photos and the property must be re-inspected on or after 2/21/21. Mortgage clause does not include "it's successors and/or assigns".							[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing. Sec ID: 2: Note Date: XXXXXXX; Lien Position: 1			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2020)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10093015)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)

Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee of $XXX was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																													-
350218846	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	9/XX/2015	8/XX/2015	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: Approval not provided [3] Closing / Title - Missing Document: Rider - ARM not provided [3] Closing / Title - Missing Document: Rider - PUD not provided	Unable to determine required conditions due to missing Approval, AUS, 1008 and guidelines. A copy of an Approval is missing.							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/14/2015			2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																													-
350218843	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2021	10/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																								Federal Compliance - (Missing Data) Last Rate Set Date: The file was missing a copy of the Rate Lock. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $XXX due to addition of Recording Fee. No valid COC provided, cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	SELLER - GENERAL COMMENT (2022/XX/23): Please see attached. REVIEWER - WAIVED COMMENT (2022/XX/24): Client elects to waive. REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing	GENERAL COMMENT (2022/XX/23): Please see attached.			-
350218830	XXX	XXX	XXX	XXX	XXX	$XXX	CT	12/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218817	XXX	XXX	XXX	XXX	XXX	$XXX	NY	6/XX/2022	4/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.	Document 516 reflects, "XXX exception granted for FICO, loan size, and vesting in LLC".	SELLER - GENERAL COMMENT (2022-06-22): exception approved REVIEWER - GENERAL COMMENT (2022-06-24): XX/XX/XX: There is an Exception Form in the file requesting higher loan amount but am unable to located documentation of approval of this request. SELLER - GENERAL COMMENT (2022-06-28): See attached email from XXXXX of approval. REVIEWER - GENERAL COMMENT (2022-06-29): Client to review. REVIEWER - WAIVED COMMENT (2022-07-01): Client elects to waive. 32% DTI, 60% LTV & 942k (38mo) in reserves.									2	B	B	B	B
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2022). (Final/06/XX/2022)

Federal Compliance - Self-Employed Tax Return Recency: The file is missing the 2021 business tax returns. Evidence of extension provided in file for 2021 business return.  The file contained a copy of the 2019, 2020, and 2021 1040's and 2019 and 2020 business returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the 2021 business tax returns. Evidence of extension provided in file for 2021 business return.  The file contained a copy of the 2019, 2020, and 2021 1040's and 2019 and 2020 business returns.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, Title recording fee, and title service sales tax are not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable

SELLER - GENERAL COMMENT (2022/XX/22): tax extension filed and uploaded.
SELLER - GENERAL COMMENT (2022/XX/24): see uw lox
REVIEWER - GENERAL COMMENT (2022/XX/24): Client to review.
REVIEWER - WAIVED COMMENT (2022/XX/29): Client elects to waive.
SELLER - GENERAL COMMENT (2022/XX/22): tax extensions filed and uploaded.
SELLER - GENERAL COMMENT (2022/XX/24): see uw lox
REVIEWER - GENERAL COMMENT (2022/XX/24): Client to review.
REVIEWER - WAIVED COMMENT (2022/XX/29): Client elects to waive.
SELLER - GENERAL COMMENT (2022/XX/24): See XX/XX/XX upload uw lox
REVIEWER - GENERAL COMMENT (2022/XX/27): XX/XX/XX:  No new documentation has been provided to clear this exception.
SELLER - GENERAL COMMENT (2022/XX/28): post cd attached
REVIEWER - CURED COMMENT (2022/XX/30): XXXXX received Letter of Explanation, Proof of Delivery, Refund check for under-disclosed amount, Corrected CD.
																																										GENERAL COMMENT (2022/XX/22): exception approved GENERAL COMMENT (2022/XX/22): tax extension filed and uploaded. GENERAL COMMENT (2022/XX/22): tax extensions filed and uploaded. GENERAL COMMENT (2022/XX/24): See 6/24 upload uw lox GENERAL COMMENT (2022/XX/24): see uw lox GENERAL COMMENT (2022/XX/24): see uw lox GENERAL COMMENT (2022/XX/24): see uw lox GENERAL COMMENT (2022/XX/24): see uw lox GENERAL COMMENT (2022/XX/24): see uw lox GENERAL COMMENT (2022/XX/28): See attached email from XXX of approval. GENERAL COMMENT (2022/XX/28): post cd attached	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-
350218828	XXX	XXX	XXX	XXX	XXX	$XXX	UT	5/XX/2022	4/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218808	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2022	4/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 45,473.52 on Final Closing Disclosure provided on 05/XX/2022 not accurate. (Final/05/XX/2022)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT (2022/XX/18): Client elects to waive.	GENERAL COMMENT (2022/XX/23): uploading the disclosures that have the correct disclosures GENERAL COMMENT (2022/XX/23): uploading the disclosures that were sent onetime GENERAL COMMENT (2022/XX/26): this loan program changed to an arm. I have uploaded the coc GENERAL COMMENT (2022/XX/26): uploading the coc for the arm			-
350218851	XXX	XXX	XXX	XXX	XXX	$XXX	MD	3/XX/2022	2/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.	Jumbo Loan Limits $XXX over	SELLER - GENERAL COMMENT (2022-04-27): We asked for a particular exception for this loan as it is a conforming ARM, but XXXXX did not offer the coupon for a conforming loan. REVIEWER - GENERAL COMMENT (2022-04-29): Client to review. REVIEWER - WAIVED COMMENT (2022-05-03): Client elects to waive: Please downgrade and waive with these comp factors: 52% LTV, 21% DTI and 15+ years on job									1	A	A	A	A
GENERAL COMMENT (2022/XX/27): We asked for a particular exception for this loan as it is a conforming ARM, but XXX  did not offer the coupon for a conforming loan.

GENERAL COMMENT (2022/XX/27): The CD does indicate the proper loan type.  Please advise.

GENERAL COMMENT (2022/XX/28): eSign Consent 02.11.22  prior to doc sign

GENERAL COMMENT (2022/XX/28): eSign Consent 02.11.22  prior to doc sign

GENERAL COMMENT (2022/XX/29): I believe you are confusing the agent notary with the borrower Notary.  Borrower signature is notarized on security instrument and all other req'd documents as XXXXXXX.  Please note RTC is not required to be notarized.

GENERAL COMMENT (2022/XX/29): Borrower signed all closing documents, including note and security instrument on XXXXXXX, notarized for that date.
																																											Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
350218848	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2022	3/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218821	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2022	5/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2022 disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 29,057.52 on Final Closing Disclosure provided on 06/XX/2022 not accurate. (Final/06/XX/2022)
																																								Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2022 disclosed a First Change frequency that does not match the actual first change frequency for the loan.	REVIEWER - GENERAL COMMENT (2022/XX/18): XXXXX received Corrected CD. Missing LOE to borrower which accompanied to finalize cure. SELLER - GENERAL COMMENT (2022/XX/21): (XXXXX) The LOE for XX/XX/XX was uploaded yesterday. Please advise. REVIEWER - CURED COMMENT (2022/XX/22): XXXXX received Letter of Explanation & Corrected Closing Disclosure. REVIEWER - WAIVED COMMENT (2022/XX/13): Client elects to waive.	GENERAL COMMENT (2022/XX/21): (Rate Lock) The LOE for 7.13 was uploaded yesterday. Please advise.			-
350218824	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2022	6/XX/2022	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
350218818	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2022	1/XX/2022	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A
GENERAL COMMENT (2022/XX/12): Flood Hazard

GENERAL COMMENT (2022/XX/12): 2021 statement not available.  CG income represents less than 1% of overall assets and not used in annual calculation.

GENERAL COMMENT (2022/XX/12): Represent less than 1% of assets.

GENERAL COMMENT (2022/XX/13): App Q requires if the income is used or if assets don’t cover.  This guideline is not applicable in this loan.  See below from the guide.  Capital gains weren’t used as income, therefore three years supporting a gain aren’t required.  Assets cover losses, so three years are not required for capital losses.  2021 taxes would not have even been available/filed when loan closed.  This stipulation does not apply on this loan.

103.2.3 Capital Gains and Losses Capital gains or losses generally occur one-time, and should not be considered when determining effective income. However, if the individual has a consistent turnover of assets resulting in gains or losses, the capital gain or loss must be considered when determining the income. Three (3) years’ tax returns are required to evaluate an earnings trend. If the trend: • Results in a gain, it may be added as effective income OR • Consistently shows a loss, it must be deducted from the total income
																																													-
350218811	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2022	5/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A						[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Preliminary Title Report did not disclose an ALTA Loan Policy amount and Final Title Policy was not provided to verify that sufficient title coverage was obtained.	BUYER - WAIVED COMMENT (2022-06-29): grade 2 cond. please waive									1	A	A	A	A							-
350218823	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2022	6/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 16,137.00 on Final Closing Disclosure provided on 08/XX/2022 not accurate. (Final/08/XX/2022)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
REVIEWER - GENERAL COMMENT (2022/XX/24): Comment updated to: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXXX on page 4; however the annual HOA dues ($XXXXX) and HO6 policy ($XXXXX) total are $XXXXX per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXXX monthly, correct amount is $XXXXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
REVIEWER - WAIVED COMMENT (2022/XX/25): Client elects to waive.
																																													-
350218833	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2022	6/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218815	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2022	6/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
350218814	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2022	5/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
350218827	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2010	4/XX/2010	Primary	Refinance UTD		3	D	D	D	D						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

SELLER - GENERAL COMMENT (2023/XX/09): XXX  does not intend to cure based on the seasoning of the loan and Comp Factors. No Assignee Libility or outside of SOL.  Comp Factor: FICO 721;  DTI < 45%; Reserves >$XXXK;  CLTV <58%; Residual income > $XXXK per month; Reduced housing expense
BUYER - GENERAL COMMENT (2023/XX/09): Missing final HUD

GENERAL COMMENT (2023/XX/09): XXX  does not intend to cure based on the seasoning of the loan and Comp Factors. No Assignee Libility or outside of SOL.  Comp Factor: FICO 721;  DTI < 45%; Reserves >$XXXK;  CLTV <58%; Residual income > $XXXK per month; Reduced housing expense
																																												Yes	TR Indeterminable
350218806	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2013	5/XX/2013	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350218822	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclosed the settlement fee as $XXX whereas the HUD disclosed as $XXX.					-
350218831	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218812	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	11/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
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350218819	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2013	11/XX/2013	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350218850	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2013	9/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350218849	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
																																													-
350218813	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2012	11/XX/2012	Primary	Purchase		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
																																													-
350218840	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2012	8/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350218853	XXX	XXX	XXX	XXX	XXX	$XXX	OH	9/XX/2019	8/XX/2019	Primary	Purchase	Non QM	3	C	C	B	B						[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	Guidelines provided are from the originating lender, XXX. However, they only reference fully amortizing fixed rate loans and the subject transaction is an ARM.										3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - Unknown Loan Designation Test: An Originator Loan Designation was not provided. The loan tested as Non QM.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Initial Ohio Right Not To Close Disclosure is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Credit Report Fee increased from $XXX to $XXX at closing. A $XXX cure was provided.
																																									REVIEWER - CURED COMMENT (2023/XX/02): Sufficient Cure Provided At Closing				TILA ATR/QM
350219273	XXX	XXX	XXX	XXX	XXX	$XXX	PA	4/XX/2014	3/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/24/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	Unable to determine age of documentation requirement due to missing lender guidelines.										2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Loan Amount on Final GFE does not match Note.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Initial payment on GFE does not match actual payment on loan.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																													-
350219314	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2014	3/XX/2014	Second Home	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The Loan Officer was not authorized to conduct business during the subject loan timeframe. Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Evidence that Borrower received a copy of the initial TIL within three days of the application date is missing.					-
350219276	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2014	3/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/07/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date:XXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Loan originator is federally approved with a start date of 5/XX/2017 which is after application date.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE provided on 3/XX/2014 and is available for all other settlement charges through 3/XX/2014.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: No right to receive copy of appraisal disclosure is available in file.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.  A lump sum credit of $XXX was disclosed, but a final Itemization of Amount Financed reflecting which fee credit was applied is missing.
																																													-
350219299	XXX	XXX	XXX	XXX	XXX	$XXX	AL	5/XX/2014	3/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/08/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Approval not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 Changed Circumstance not provided for GFE dated 04/XX/2014 from GFE dated 03/XX/2014
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: A cure was disclosed on the final HUD1.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of homeownership counseling organization provided on 4/XX/2014 was not signed by borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD settlement cost booklet is not provided in file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive copy of appraisal dated on 3/XX/2014 was signed by borrower on 4/XX/2014.
																																									REVIEWER - CURED COMMENT (2023/XX/28): A cure was disclosed on the final HUD1.				-
350219277	XXX	XXX	XXX	XXX	XXX	$XXX	TX	4/XX/2014	2/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed on 4/26/14.					-
350219296	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2014	3/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219348	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 10/07/2017 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: The Loan Officer was not located in the NMLS website.					-
350219318	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/30/2014 Disaster End Date:XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.					-
350219311	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	5/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					-
350219298	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2014	3/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C (2012), 1040 - Schedule C (2013) [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219326	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.											2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					-
350219304	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2014	5/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219301	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2014	2/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 10/12/2017 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2014, prior to three (3) business days from transaction date of 5/XX/2014 12:00:00 AM.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure is dated 5/30/14. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date is 2/XX/2014. However, the disclosure was provided 4/XX/2014.	REVIEWER - CURED COMMENT (2023/XX/01): A cure was disclosed on page 1 of the HUD1. REVIEWER - GENERAL COMMENT (2023/XX/15): EXCEPTION HISTORY - Exception Detail was updated on 11/XX/2023 PRIOR Exception Detail: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2014, prior to three (3) business days from transaction date of 05/XX/2014.				-
350219320	XXX	XXX	XXX	XXX	XXX	$XXX	MD	6/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Lender guidelines and loan designation were not provided which resulted in a calculated Due Diligence Loan Designation of ATR Risk.					-
350219310	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2014	5/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/15/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2014)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219334	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/27/2014
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 08/03/2014; Disbursement Date: XXXXXXX; Note Date: XXXXXXX; Transaction Date: XXXXXXX
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: Loan amount disclosed on the final GFE does not match the final loan amount. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: The payment disclosed on the final GFE does not match the final payment. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to receive copy of appraisal not present in file.					-
350219275	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: "Right to Receive a Copy" appraisal disclosure was not provided to the  within 3 business days.
																																													-
350219325	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/06/2014
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date:  XXX
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Good faith estimate dated on 5/XX/2014 has as estimate for all other settlement charges available through 6/XX/2014 which is not up to  10 business date from GFE document date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated business arrangement provided to borrower and signed on 7/XX/2014.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: No HUD settlement cost booklet is provided in file.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing disclosure provided to borrower on 6/XX/2014 was signed by borrower on 6/XX/2014.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive copy of appraisal provided on 6/XX/2014 was signed by 6/XX/2014.
																																													-
350219328	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XXX Disaster End Date: XXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/S-Corp)
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Self-Employed Tax Return Recency - ATR: Lender guidelines and a loan designation were not provided and the loan default tested to ATR requirements.					-
350219308	XXX	XXX	XXX	XXX	XXX	$XXX	WA	6/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Loan Amount on Final GFE does not match Note.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Initial payment on GFE does not match actual payment on loan.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List Status was not provided
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
																																													-
350219294	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	6/XX/2014	2/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 Changed Circumstance not provided for GFE dated 04/XX/2014 from GFE dated 03/XX/2014
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial GFE was provided to borrower on 3/XX/2014.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing: List of settlement service provider made available to borrower is not dated.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated business arrangement disclosure dated on 3/XX/2014 was signed by borrower on 3/XX/2014.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership counseling organization list not provided to borrower.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA servicing disclosure provided to borrower on 3/XX/2014 is not signed by borrower.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive a copy of appraisal disclosure provided to borrower on 3/XX/2014 is not signed by borrower.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TIL document provided to borrower on 3/XX/2014 was signed by borrower on 3/XX/2014.
																																													-
350219303	XXX	XXX	XXX	XXX	XXX	$XXX	DC	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days
																																													-
350219292	XXX	XXX	XXX	XXX	XXX	$XXX	CT	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/12/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Approval not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Date not provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure
																																													-
350219305	XXX	XXX	XXX	XXX	XXX	$XXX	DE	5/XX/2014	3/XX/2014	Second Home	Purchase	Non QM	2	B	B	B	B						[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal provided on 5/XX/2014 was signed on the same date as provided.
Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Document not made available in file.
Federal Compliance - (Missing Data) Last Rate Set Date: No rate lock document or any other alternative rate lock document such as closing check list or compliance report is available in file to use and capture an initial rate lock date.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: A cure in the amount of $XXX which is insufficient to cure.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing: No list of service providers are made available in file.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD settlement cost booklet is missing in file.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing disclosure has as provided date 05/XX/2014 but was not signed by borrower.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive copy of appraisal provided on 5/XX/2014 was signed on the same date as provided.
																																													-
350219331	XXX	XXX	XXX	XXX	XXX	$XXX	VA	7/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219333	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B
[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX, Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX, Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX(K)
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/S-Corp)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Appraisal disclosure to consumer was not provided
Federal Compliance - Self-Employed Tax Return Recency - ATR: Lender guidelines and a loan designation was not provided.  The loan default tested to ATR requirements.
																																													-
350219337	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2014 Changed Circumstance not provided for GFE dated 06/XX/2014 from GFE dated 06/XX/2014
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Loan originator is federally approved has as start date 9/XX/2015 which is after the application and note date.					-
350219329	XXX	XXX	XXX	XXX	XXX	$XXX	TX	7/XX/2014	6/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/24/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12817269)
																																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated Loan Designation to non-QM per client request. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of special flood hazard disclosure provided on 7/XX/2014 was signed on the same date as provided. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Lender guidelines and a loan designation was not provided. The loan default tested to QM requirements.	REVIEWER - GENERAL COMMENT (2023/XX/16): EXCEPTION HISTORY - Exception Detail was updated on 11/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12106575)				-
350219335	XXX	XXX	XXX	XXX	XXX	$XXX	AL	7/XX/2014	7/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/09/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Right to receive copy of appraisal provided on 7/XX/2014 was signed on the same date as provided.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of special flood hazard disclosure provided to borrower was signed on 7/XX/2014.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: No HUD settlement cost booklet is made available in file for borrower.
																																													-
350219324	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/07/2014
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date:  XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] General - Missing Document: Official Check not provided
[3] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: 147.20119%
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																								The maximum loan amount for a first time homebuyer is $XXX.	REVIEWER - GENERAL COMMENT (2023-11-16): EXCEPTION HISTORY - Exception Explanation was updated on 11/16/2023 PRIOR Exception Explanation: Most Recent Valuation Inspection Date: 07/07/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2014 Changed Circumstance not provided for GFE dated 06/XX/2014 from GFE dated 06/XX/2014
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date.
																																													-
350219338	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	7/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - Federal FACTA Disclosure Timing Test: The disclosure was dated 7/11/14. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: The document was provided on 6//02/14. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Disclosure was not signed.					-
350219339	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	7/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 09/02/2020
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date:  XXX
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Disclosure not found in file. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure provided on 7/25/14. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Document not in file.					-
350219347	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	4/XX/2014	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/06/2014
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																																		2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/S-Corp)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Lender guidelines and a loan designation was not provided.  The loan default tested to ATR requirements.
																																													-
350219343	XXX	XXX	XXX	XXX	XXX	$XXX	OH	7/XX/2014	6/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).											2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.					-
350219295	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	3/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/21/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	A Statement verifying the monthly PITI payment is missing.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXX/25% Vacancy Method)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: QM requires justification of vacating primary residence rent which is missing which resulted in a Due Diligence Loan Designation of Non QM.
Miscellaneous Compliance - Rental Income Vacating Primary: Vacating Primary Rent Justification as required by QM standards is missing.
Federal Compliance - Federal FACTA Disclosure Timing Test: Evidence the disclosure was provided to the Borrower at the time the credit report was pulled is missing.
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Page 3 of the final HUD1 reflects Borrower does no have a monthly escrow payment.  However, Reserves were collected on page 2.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three business days of application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence the disclosure was provided to the Borrower within three days of applicatio nis missing.
																																													TILA ATR/QM
350219323	XXX	XXX	XXX	XXX	XXX	$XXX	WA	5/XX/2014	3/XX/2014	Primary	Purchase	Safe Harbor QM	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided											1	A	A	A	A							-
350219344	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2014	5/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/20/2014
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date:  XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																								No approval provided. Max conforming loan amount was $XXX. Missing lender 1008 and approval.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/XX/2014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																													-
350219321	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2014	7/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/02/2014
Disaster End Date:  XXX
Disaster Name: XXX
Disaster Declaration Date:  XXX
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XXX; Disbursement Date: XXX; Note Date: XXX; Transaction Date: XXX
																																		2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																																													-
350219312	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	3/XX/2014	Second Home	Purchase	Non QM	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/19/2014
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XXX; Disbursement Date: XXX; Note Date: XXX; Transaction Date: XXX
																								SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.78209% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .78209%).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: The loan failed points and fees testing and is missing verification of other REO payment vierifcation which resulted in a Due Diligence loan designation of Non QM.
Federal Compliance - QM Points and Fees: The loan failed points and fees testing.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Earliest acknowledgement of HUD Settlement Cost Booklet disclosure was provided on 5/20/14.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Earliest acknowledgement of Servicing Disclosure provided on 5/20/14.
																																									REVIEWER - GENERAL COMMENT (2022/XX/08): Received initial TIL from broker. Missing Initial TIL exception remains.				TILA ATR/QM
350219322	XXX	XXX	XXX	XXX	XXX	$XXX	VA	7/XX/2014	5/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	File is missing AUS, final approval, and 1008. Vacating primary rent justification is a QM requirement and is missing. Documented LTV of 75% or less on current primary residence being vacated (that is proven by either an appraisal dated within the 6 months prior to Creditor Application Date or dividing UPB into original sales price)										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXX/25% Vacancy Method)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Loan is missing departing residence rental income justification resulting in a Due Diligence Loan Designation of Non QM.
Miscellaneous Compliance - Rental Income Vacating Primary: Justification of rental income on departing residence is a QM requirement and is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal delivery to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Borrower acknowledged receipt XXXXXXX which is closing date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Borrower acknowledged receipt XXXXXXX which is closing date.
																																													TILA ATR/QM
350219330	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	7/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 08/15/2014; Disbursement Date:XXX; Note Date: XXX; Transaction Date: XXX
																								Reviewed to FNMA selling guide and exceeds conforming loan limit at time of origination. No approval, 1008 or AUS provided.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - RESPA -  Initial GFE Missing: Missing Initial/Subsequent GFE(s).
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Earliest evidence the borrower was provided the disclosure was 07/XX/2014 and the application date is 07/XX/2014.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Earliest evidence the borrower was provided the vooklet was 07/XX/2014 and the application date is 07/XX/2014.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Earliest evidence the borrower was provided the disclosure was 07/XX/2014 and the application date is 07/XX/2014.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Earliest evidence the borrower was provided the disclosure was 07/XX/2014 and the application date is 07/XX/2014.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Earliest evidence the borrower was provided the disclosure was 07/XX/2014 and the application date is 07/XX/2014.
																																													-
350219341	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2014	7/XX/2014	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/20/2014
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, NY, Address: XXX, NY Statement
Insurance Verification, Tax Verification
																								Missing mortgage statement for XXX. Missing tax and insurance documentation for XXX.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.66176% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.66176%).
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 04/XX/2014. (XXX/Schedule C)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 04/XX/2014. (XXX/Schedule C)
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Most recent returns or evidence of extension not provided.
Federal Compliance - QM Points and Fees: Itemization of fees or documentation of bona fide discount points not provided.
Federal Compliance - Sole Proprietorship Income Documentation Test: Most recent returns or evidence of extension not provided.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing evidence of initial application date.
Federal Compliance - Self-Employed Tax Return Recency: Most recent returns or evidence of extension not provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The loan closed 8/20104.  A 2013 tax return was not obtained because an extension was filed.
																																													TILA ATR/QM
350219315	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2014	1/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C						[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX											3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

Federal Compliance - Check Loan Designation Match - QM: Loan is missing a Balance Sheet for each business and tax returns which are signed and dated resulting in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Partnership Income Documentation Test: Safe Harbor QM requires a Balance Sheet as well as signed and dated tax returns which are missing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Safe Harbor QM requires a Lease Agreement for any property for which rental income is used to qualify.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Safe Harbor QM requires a Lease Agreement for any property for which rental income is used to qualify.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Safe Harbor QM requires a Lease Agreement for any property for which rental income is used to qualify.
Federal Compliance - S-Corp Income Documentation Test: Safe Harbor QM requires a Balance Sheet to support self employment income as well as signed and dated tax returns which are missing.
Federal Compliance - S-Corp Income Documentation Test: Safe Harbor QM requires a Balance Sheet as well as signed and dated tax returns which are missing.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Acknowledgement of Receipt of Good Faith Estimate was provided, Doc Id#292, however, the Good Faith Estimate was not provided for this Review.
																																													TILA ATR/QM
350219345	XXX	XXX	XXX	XXX	XXX	$XXX	LA	7/XX/2014	3/XX/2014	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

Federal Compliance - Check Loan Designation Match - QM: QM required YTD P&L Statement and Balance Sheet are missing which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - S-Corp Income Documentation Test: Loan was not agency approved.  Safe Harbor QM requires a YTD P&L Statement and Balance Sheet which are missing.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Disclosure provided was issued on 07/XX/2014 and initial application date is 03/XX/2014.
																																													TILA ATR/QM
350219346	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	6/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A						[3] Income Documentation - REO Documents are missing.: Address: XXX, PA Tax Verification	Verifcation of monthly property tax payment is required.										1	A	A	A	A							-
350219336	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2014	6/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/10/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Statement Statement Statement	File is missing a current mortgage statement for these 3 properties.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Lease agreements not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Lease agreement not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Lease agreement not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Lease agreement not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Lease agreement not provided.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																													TILA ATR/QM
350219340	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2014	7/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C
[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/05/2014
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[3] Application / Processing - Missing Document: Approval not provided
[3] General - Missing Document: Explanation Letter not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification, Statement
																								Donor gift funds not sourced. The max loan amount for a manually UW loan is $XXX. There is no AUS in the file. A letter of explanation is missing for the large deposit in the XXX acct. # XXX on 7/30/2014 for $XXX.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXX/25% Vacancy Method)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - QM: Missing REO documentation and signed tax returns.
Miscellaneous Compliance - Rental Income Vacating Primary: Verification of mortgage payment and HOA fees for rental property not provided.
Federal Compliance - Sole Proprietorship Income Documentation Test: Tax returns are not signed or dated by the borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: There was an acknowledgment of receipt of the disclosure document signed at closing, but no evidence of receipt of the disclosure within 3 business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: There was an acknowledgment of receipt of the disclosure document signed at closing, but no evidence of receipt of the disclosure within 3 business days of application
																																													TILA ATR/QM
350219332	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	6/XX/2014	5/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10896018)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: QM requires verification of a complete two year employment history. MIssing verification of employment for XXX and XXX					-
350219342	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2014	5/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/21/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	The loan was DU Ineligible and an investor approval is missing.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/XX/2014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																								Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Acknowledgement of Receipt of Good Faith Estimate Receipt was signed and dated by Borrowers on 5/XX/2014, however, the Good Faith estimate Disclosure was not provided for this review.					-
350219309	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/12/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-T (2013) [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/05/1994											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																													TILA ATR/QM
350219313	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2014	3/XX/2014	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/05/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506-T (2012), 4506-T (2013) 4506-T (2012), 4506-T (2013)	Missing 4506-T's as required by AUS.										3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																													TILA ATR/QM
350219327	XXX	XXX	XXX	XXX	XXX	$XXX	PA	5/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/25/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506-T (2012), 4506-T (2013) 4506-T (2012), 4506-T (2013)	Loan amount exceeds max conforming loan amount of $XXX.										3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
																																													TILA ATR/QM
350219297	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/04/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506-T (2012), 4506-T (2013) 4506-T (2012), 4506-T (2013)											3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
																																													TILA ATR/QM
350219300	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2014	3/XX/2014	Primary	Purchase	Non QM	3	C	C	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/04/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan amount exceeds max loan conforming loan amount of $XXX. Provide updated coverage or a replacement cost estimator to verify current coverage is sufficient.										3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
																																													TILA ATR/QM
350219286	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2013	4/XX/2013	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350219281	XXX	XXX	XXX	XXX	XXX	$XXX	GA	5/XX/2013	4/XX/2013	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350219284	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2013	4/XX/2013	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350219280	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2013	5/XX/2013	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350219282	XXX	XXX	XXX	XXX	XXX	$XXX	PA	5/XX/2013	3/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.						-
350219287	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2013	3/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																													-
350219288	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2012	10/XX/2012	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350219271	XXX	XXX	XXX	XXX	XXX	$XXX	MI	2/XX/2013	12/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
																																													-
350219272	XXX	XXX	XXX	XXX	XXX	$XXX	NY	6/XX/2013	4/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Escrow Service fee of $XXX and Tax Pick-up Fee of $XXX as prepaid finance charge.					-
350219285	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2012	10/XX/2012	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing initial application date.	REVIEWER - GENERAL COMMENT (2023/XX/23): Document dated 11/XX/2012				-
350219279	XXX	XXX	XXX	XXX	XXX	$XXX	AL	3/XX/2013	1/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																													-
350219289	XXX	XXX	XXX	XXX	XXX	$XXX	TX	1/XX/2013	10/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																																													-
350219274	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2013	1/XX/2013	Second Home	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Verified dates					-
350219291	XXX	XXX	XXX	XXX	XXX	$XXX	PA	6/XX/2013	3/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																													-
350219290	XXX	XXX	XXX	XXX	XXX	$XXX	MN	6/XX/2013	5/XX/2013	UTD	Refinance UTD		3	D	D	D	D						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																																												Yes	TR Indeterminable
350219283	XXX	XXX	XXX	XXX	XXX	$XXX	WA	5/XX/2013	4/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																													-
350219278	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2013	6/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																													-
350219316	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2013	12/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																													-
350219293	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2013	10/XX/2012	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 04/XX/2013
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																													-
350219307	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2013	3/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219319	XXX	XXX	XXX	XXX	XXX	$XXX	MD	7/XX/2013	6/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
																																													-
350219306	XXX	XXX	XXX	XXX	XXX	$XXX	CO	4/XX/2014	12/XX/2013	Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
350219317	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2014	11/XX/2013	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.						-
350219302	XXX	XXX	XXX	XXX	XXX	$XXX	GA	4/XX/2014	1/XX/2014	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
																																													-
350219584	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2005	6/XX/2005	Second Home	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219602	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.					-
350219595	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2013	1/XX/2013	Second Home	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350219601	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2013	9/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
																																													-
350219598	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2013	8/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Interest Only Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Introductory" interest-only payment on the Final TIL does not match interest-only payment for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Unable to test the First Adjustment Number of Years on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Unable to determine if the First Adjustment Escrow Payment on the Final TIL matches the First Adjustment Escrow Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Payment Inaccurate: Unable to determine if the First Adjustment Interest Payment on the Final TIL matches the First Adjustment Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Rate Inaccurate : Unable to determine if the First Adjustment Interest Rate on the Final TIL matches the First Adjustment Interest Rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Unable to determine if the First Adjustment Principal Payment on the Final TIL matches the First Adjustment Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Unable to determine if the First Adjustment Total Payment on the Final TIL matches the First Adjustment Total Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Unable to determine if the Max First Five Years Interest Payment on the Final TIL matches the Max Five Year Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Unable to determine if the Max First Five Years Principal Payment on the Final TIL matches the Max Five Year Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  interest payment on the Final TIL does not match the maximum interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  principal payment on the Final TIL does not match the maximum principal payment that may apply during the life of the loan.
																																													-
350219597	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2013	4/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
																																													-
350219594	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2011	4/XX/2011	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Unable to test the First Adjustment Number of Years on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Unable to determine if the First Adjustment Escrow Payment on the Final TIL matches the First Adjustment Escrow Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Payment Inaccurate: Unable to determine if the First Adjustment Interest Payment on the Final TIL matches the First Adjustment Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Rate Inaccurate : Unable to determine if the First Adjustment Interest Rate on the Final TIL matches the First Adjustment Interest Rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Unable to determine if the First Adjustment Principal Payment on the Final TIL matches the First Adjustment Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Unable to determine if the First Adjustment Total Payment on the Final TIL matches the First Adjustment Total Payment on the loan due to missing information.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine over disclosure due to missing itemization of amount financed.					-
350219586	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																													-
350219596	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2013	3/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Unable to test the First Adjustment Number of Years on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Unable to determine if the First Adjustment Escrow Payment on the Final TIL matches the First Adjustment Escrow Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Payment Inaccurate: Unable to determine if the First Adjustment Interest Payment on the Final TIL matches the First Adjustment Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Rate Inaccurate : Unable to determine if the First Adjustment Interest Rate on the Final TIL matches the First Adjustment Interest Rate on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Unable to determine if the First Adjustment Principal Payment on the Final TIL matches the First Adjustment Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Unable to determine if the First Adjustment Total Payment on the Final TIL matches the First Adjustment Total Payment on the loan due to missing information.
																																													-
350219605	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2014	12/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Unable to determine if the Max First Five Years Interest Payment on the Final TIL matches the Max Five Year Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Unable to determine if the Max First Five Years Principal Payment on the Final TIL matches the Max Five Year Principal Payment on the loan due to missing information.
																																													-
350219350	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2011	5/XX/2011	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2011 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2011, prior to three (3) business days from transaction date of 6/XX/2011 12:00:00 AM.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
																																													-
350219349	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2012	4/XX/2012	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																																													-
350219599	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2013	9/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
																																													-
350219351	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2012	3/XX/2012	Primary	Purchase		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2012 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: HUd-1 is marked Estimated at the top of page 1 and has a misc fee in the amount of $XXX on line 1302 indicated to be a cushion for final audit.
																																												No	TNR Testing Not Required
350219593	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2010	8/XX/2010	Investment	Refinance Cash-out - Other		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
																																								Federal Compliance - Cross Collateralized Mortgage Loan: 1. XXX, CA, XXX 2. XXX, CA, XXX 3. XXX, CA, XXX 4. XXX, CA, XXX 5. XXX, CA, XXX 6. XXX, CA, XXX 7. XXX, CA, XXX				No	TNR Testing Not Required
350219585	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																												Yes	TR HUD Deficiency
350219576	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2002	9/XX/2002	Second Home	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219581	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2004	8/XX/2004	Investment	Refinance Cash-out - Other		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																												No	TNR Testing Not Required
350219575	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2002	8/XX/2002	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2002 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350219582	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219583	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2005	2/XX/2005	Investment	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing.						-
350219577	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2003	7/XX/2003	Investment	Purchase		1	A	A	A	A																	1	A	A	A	A							-
350219634	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2001	7/XX/2001	Investment	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2001 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350219589	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2008	9/XX/2008	Second Home	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2008 used as disbursement date for compliance testing. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
350219579	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2003	7/XX/2003	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219588	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2008	3/XX/2008	Second Home	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2008 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350219587	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2006	7/XX/2006	Second Home	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.					-
350219591	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2009	1/XX/2009	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2009 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350219590	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2009	1/XX/2009	Investment	Purchase		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																												No	TNR Testing Not Required
350219580	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2004	5/XX/2004	Investment	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
350219592	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2009	1/XX/2009	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2009 used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
350219578	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2003	4/XX/2003	Investment	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing.						-
350219635	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2001	10/XX/2001	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose $XXX Settlement and $XXX Courier fees as prepaid finance charges and included $XXX prepaid interest and $XXX wire fee. HUD did not have a wire fee and disclosed the prepaid interest as -$XXX.					-
350219640	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2021	3/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 04/26/2021; Disbursement Date: XXXXXXX; Note Date: XXXXXXX; Transaction Date: XXXXXXX
[2] General - Loans with an application date after 10/01/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: XXXXXXX
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																								Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. Hazard Insurance Policy Effective Date is 04/26/2021 and Disbursement Date is XXXXXXX. The preliminary title report in file did not disclose the amount of title insurance coverage.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.60912% or Final Disclosure APR of 5.61800% is equal to or greater than the threshold of APOR 3.07% + 2.5%, or 5.57000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt is missing for all valuations.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt is missing for all valuations.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Waterfall due to HPML.
Federal Compliance - Federal HPML 2014 Non Compliant: Loan is non-compliant HPML due to missing evidence of appraisal delivery three days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List is missing.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Non-compliant due to missing evidence of appraisal receipt.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Non-compliant due to missing evidence of appraisal receipt.
																																													-
350219647	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	E-sign Consent Agreement is missing. Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on 10/XX/2021 are underdisclosed (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2021 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2021)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing in file,
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file.
Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: Tax and insurance are considered as per 1008 and Closing disclosure doesn't disclose tax and insurance
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Tax and insurance are considered as per 1008 and Closing disclosure doesn't disclose tax and insurance
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1 is blank.
																																													-
350219648	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	E-sign Consent Agreement is missing in file. Approved exception at origination is provided, with compensating factors low LTV of 75.00%, High Discretionary Income and Housing history 0 x 30. Title Report does not reflect the loan amount.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/09/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing in file.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.
Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List is missing in file.
																																													-
350219654	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2022	1/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure was not provided in the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: A copy of the appraisal/valuation was not provided to the borrower(s) three (3) days prior to consummation.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Loan Estimate dated 01/XX/2022 total combined title fees in the amount of $XXX increased on the final Closing Disclosure dated 02/XX/2022 to the amount of $XXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Estimated dated 01/XX/2022 Second Appraisal fee in the amount of $XXX increased on the final Closing Disclosure 02/XX/2022 to the amount of $XXX.File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
																																													-
350219643	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2021	7/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The preliminary title report in file did not disclose the amount of title insurance coverage.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021)
																																								Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was received 07/XX/2021, 1 day prior to closing. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was received 07/XX/2021, 1 day prior to closing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was provided to the borrower at closing.					-
350219653	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	2/XX/2022	1/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	Provide missing E-sign Consent Agreement. Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)

Federal Compliance - ARM Disclosure Status Test: Provide missing ARM Disclosure.
Federal Compliance - CHARM Booklet Disclosure Status: Provide missing Consumer Handbook on Adjustable Rate Mortgages.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Provide missing List of Homeownership Counseling Organizations provided to the Borrower within three business days of Loan Application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee disclosed as $XXX on LE dated 01/XX/2022, but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
																																													-
350219646	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2021	7/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2335014)
																																													-
350219641	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2021	3/XX/2021	Primary	Purchase	ATR Risk	3	C	C	C	C
[3] Miscellaneous - Credit Exception:
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 55.29638% exceeds Guideline total debt ratio of 50.00000%.
[3] Application / Processing - Mismatch of data related to Occupancy.
[3] General - Missing Document: Source of Funds/Deposit not provided
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																								Appraisal not signed by appraiser (XXX, XXX). Qualifying income calculated through audit is less than lender's qualifying income. Declarations on final 1003 indicate primary borrower will not occupy the subject property. Missing source of funds for increased balance in XXX #XXX. Verification of deposit issued on 04/06/2021 reflects balance of $XXX. Balance on prior bank statement dated 03/11/2021 was $XXX. The proposed title policy amount is not disclosed on the preliminary title report. The final policy is not provided for review.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.29638% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/03/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2021)

Federal Compliance - Check Loan Designation Match - ATR Risk: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Risk due to the following issue(s):  DTI exceeds guideline.  Qualifying income calculated through audit is less than lender's qualifying income.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Qualifying income calculated through audit is less than lender's qualifying income.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Qualifying income calculated through audit is less than lender's qualifying income.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.
																																													TILA ATR/QM
350219644	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2021	6/XX/2021	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506-T (2019), 4506-T (2020) 4506-T (2019), 4506-T (2020) [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Flood Certificate not provided [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Provide missing E-Sign Consent Agreement. Provide missing 4506-T Forms (2019 and 2020) for the Borrower and Co-Borrower. Income documentation requirements not met due to missing 4506-T Forms (2019 and 2020) for the Borrower and Co-Borrower. Provide missing Flood Certificate. Preliminary Title Report is missing the ALTA Loan Policy amount. Final Title Policy was not provided to verify sufficient title coverage was obtained.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the Creditor provided a copy of each valuation (08/XX/2023) to applicant three (3) business days prior to consummation. Federal Compliance - FACTA Disclosure Missing: Provide missing FACTA Credit Score Disclosure.					-
350219645	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2021	7/XX/2021	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Missing copy of Secured Note held by XXX verifying monthly payment amount. Missing 12-month mortgage history maximum 1x30 for XXX mortgage secured by primary residence.										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
350219662	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2020	9/XX/2020	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Trust Funds / Account Number: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Royalty Agreement
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/12/2008
[3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXX // Employment Type: Non-Employment Income / Income Type: Royalty / Start Date: 08/12/2008
[3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/12/2008
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																								The guidelines require two months bank statements to support assets, but only one month statement was provided for account #6066. Sufficient assets were not verified to support amount required for closing and 12 months reserves. VVOE within 10 business days of Note date is missing in file for Co-borrower's current employment. Most recent paystub or WVOE is missing in file for co-borrower's current employment										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Royalty/Royalty Income)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2020 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2020). (Final/10/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2020). (Final/10/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2020).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2020)

Federal Compliance - Check Loan Designation Match - ATR: Borrower's tax returns are not dated which caused a loan designation failure.
Federal Compliance - General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Borrower's tax returns are not dated.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Assets were not verified as required.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The guidelines require two months bank statements to support assets, but only one month statement was provided for account #6066.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: CD indicates SOFR 30 day and Note indicates Libor 1 year.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.  The index used was not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.  The index used was not provided.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure reflects Total of payments of $$XXX but calculated Finance Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.  The index used was not provided.
																																													TILA ATR/QM
350219656	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2022	12/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[3] General - Incomplete Document: Note - Subject Lien is incomplete	File is missing signature page (7) is missing of the Note.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document is missing in file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations document is missing in file
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure Page 4 does not specify reason the loan will not have an escrow account. Nether Borrower declined or lender does not offer options are checked.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure signed at closing is missing from the file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrowers within three business days of application. Initial Loan Estimate dated 12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing all Loan Estimates, Closing Disclosures and any COCs, to determine reason or timeframe for addition of Loan Discount Fees.
																																													-
350219642	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2021	4/XX/2021	Primary	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.58688% exceeds Guideline total debt ratio of 50.00000%. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The DTI calculated in accordance with the 1026.43(c)(5) of 51.59% moderately exceeds the guideline maximum of 50.00%. Payment Qualification per guides is the greater of the note rate or the fully indexed rate (margin + index) amortized over 30 years is used to qualify. XXX-Card Service $XXX revolving payment is not included in Lender's DTI calculation.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.58688% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)

Federal Compliance - Check Loan Designation Match - ATR Risk: Due to the DTI calculated in accordance with the 1026.43(c)(5) of 51.59% moderately exceeds the guideline maximum of 50.00%.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Due to the DTI calculated in accordance with the 1026.43(c)(5) of 51.59% moderately exceeds the guideline maximum of 50.00%.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The DTI calculated in accordance with the 1026.43(c)(5) of 51.59% moderately exceeds the guideline maximum of 50.00%.  Payment Qualification per guides is the greater of the note rate or the fully indexed rate (margin + index) amortized over 30 years is used to qualify.  XXX-Card Service $XXX revolving payment is not included in Lender's DTI calculation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest Closing Disclosure provided was the final provided to Borrower at closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title – Lender’s Title Insurance and Title – Settlement/Closing/Escrow Fee were increased on 7/XX/2021 with no valid Change of Circumstance evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Final Closing Disclosure dated 7/XX/2021 with no valid Change of Circumstance evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Final Closing Disclosure dated 7/XX/2021 with no valid Change of Circumstance evident.
																																													TILA SOL Not Expired
350219649	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX Disaster Declaration Date: XXX Disaster End Date: XXX [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-C (2019), 4506-C (2020) [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided
The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.
Missing 4506T.
SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.”
Appraisal was not provided in the file.
																																		3	C	C	C	C
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Notice of Right to Cancel Missing: Right to Cancel document was not provided in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point fees in the amount of $XXX disclosed on Loan Estimate dated 09/XX/2021 increased to $XXX on Final Closing Disclosure dated 11/XX/2021. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
																																													TILA SOL Not Expired
350219652	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2022	1/XX/2022	Primary	Purchase	ATR Risk	3	C	C	C	C
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] General - Flood Certificate Subject Address does not match Note address.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.32144% exceeds Guideline total debt ratio of 50.00000%.
[3] Insurance Analysis - Insurance address does not match Note address.
[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 02/02/2022, Valuation Type: Appraisal / Valuation Report Date: 02/10/2022
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
																								Subject hazard Address has been correctly updated as per the sourced documents and not matching with Note. DTI exceeds guideline maximum due to a lower P&I payment being used to qualify. Loan was qualified using P&I based on the initial interest only period and not fully amortized payment after the interest only period. Subject hazard Address has been correctly updated as per the sourced documents and not matching with Note Subject Valuation Address has been correctly updated as per the sourced documents and not matching with Note										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.32144% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

Federal Compliance - Check Loan Designation Match - ATR Risk: ATR failure due to DTI exceeding guideline maximum. P&I calculation. Loan was qualified using P&I based on the initial interest only period and not fully amortized payment after the interest only period.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: QM failure due to DTI exceeding guideline maximum. P&I calculation. Loan was qualified using P&I based on the initial interest only period and not fully amortized payment after the interest only period.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI exceeds guideline maximum due to P&I calculation. Loan was qualified using P&I based on the initial interest only period and not fully amortized payment after the interest only period.
Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing
Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missiing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List is missing
																																													TILA ATR/QM
350219661	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.82397% or Final Disclosure APR of 5.85800% is equal to or greater than the threshold of APOR 2.90% + 2.5%, or 5.40000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ARM Disclosure Status Test: ARM disclosure missing on file
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet missing on file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.
Federal Compliance - Federal HPML 2014 Non Compliant: Due to missing evidence of appraisal receipt.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations missing on file
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower.
																																													-
350219494	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2020	10/XX/2020	Second Home	Refinance Cash-out - Other		3	D	D	D	D																	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: The correct LE's and CD's were provided, but the Note and Security Instrument is not for subject transaction.
REVIEWER - CLEARED COMMENT (2024/XX/19): Sufficient core documentation was provided.
REVIEWER - RE-OPEN COMMENT (2024/XX/23): Cleared in error.  The Note and Security Instrument provided are not for subject transaction.
SELLER - GENERAL COMMENT (2024/XX/19): LE, CD, Note, and Security Instrument provided
REVIEWER - GENERAL COMMENT (2024/XX/19): The correct LE's and CD's were provided, but the Note and Security Instrument is not for subject transaction.
																																										GENERAL COMMENT (2024/XX/19): LE, CD, Note, and Security Instrument provided		UTD	Indeterminable
350219650	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2022	12/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B														[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing. Sec ID: 2: Note Date: XXXXXXX; Lien Position: 1			2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.81959% or Final Disclosure APR of 5.37300% is equal to or greater than the threshold of APOR 2.84% + 1.5%, or 4.34000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing in file.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal delivered to borrower not provided.
Federal Compliance - Federal HPML 2014 Non Compliant: APR on subject loan of 4.81959% or Final Disclosure APR of 5.37300% is equal to or greater than the threshold of APOR 2.84% + 1.5%, or 4.34000%.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Rate Lock Agreement is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeowner Counseling Organizations disclosure is missing in file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure is missing in file.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Verification of  appraisal delivered to borrower not provided.
																																													-
350219639	XXX	XXX	XXX	XXX	XXX	$XXX							3	D	D	D	D																	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file
Loan File - (Missing Doc) Incomplete loan images/file: Note, Security Instrument, LE's and CD's. provided.  Still missing initial & final 1003, income verification, asset verification, and an origination credit report.

SELLER - GENERAL COMMENT (2024/XX/19): LE and CD provided
REVIEWER - GENERAL COMMENT (2024/XX/19): LE's and CD's were provided, but a subject Note, Mortgage, initial 1003, income verification, asset verification, and an origination credit report are still missing.
SELLER - GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided
REVIEWER - GENERAL COMMENT (2024/XX/20): Note, Security Instrument, LE's and CD's. provided.  Still missing initial & final 1003, income verification, asset verification, and an origination credit report.
																																										GENERAL COMMENT (2024/XX/19): LE and CD provided GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided		UTD	Indeterminable
350219514	XXX	XXX	XXX	XXX	XXX	$XXX							3	D	D	D	D																	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file
Loan File - (Missing Doc) Incomplete loan images/file: Note and Security Instrument provided.  Still missing an initial and  final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report,

SELLER - GENERAL COMMENT (2024/XX/19): LE and CD provided
REVIEWER - GENERAL COMMENT (2024/XX/19): LE's and CD's were provided, but a Note and Mortgage, are still missing.
SELLER - GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided
REVIEWER - GENERAL COMMENT (2024/XX/20): Note and Security Instrument provided.  Still missing an initial and  final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report,
																																										GENERAL COMMENT (2024/XX/19): LE and CD provided GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided		UTD	Indeterminable
350219638	XXX	XXX	XXX	XXX	XXX	$XXX							3	D	D	D	D																	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file
Loan File - (Missing Doc) Incomplete loan images/file: Initial 1003, Note and Security Instrument, LE's and CD's provided.  Still missing income verification, asset verification, an and origination credit report.

SELLER - GENERAL COMMENT (2024/XX/19): LE and CD provided
REVIEWER - GENERAL COMMENT (2024/XX/19): LE's and CD's were provided, but a Note, Mortgage, initial 1003, income verification, asset verification, and an origination credit report are still missing.
SELLER - GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided
REVIEWER - GENERAL COMMENT (2024/XX/20): Initial 1003, Note and Security Instrument, LE's and CD's provided.  Still missing income verification, asset verification, an and origination credit report.
																																										GENERAL COMMENT (2024/XX/19): LE and CD provided GENERAL COMMENT (2024/XX/20): Note, Security Instrument and Riders provided		UTD	Indeterminable
350219370	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2016 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Other Disclosures: Unable to determine if the Other Disclosures section of the Final Closing Disclosure provided on (2016-07-15) was completed as expected due to missing information. (Final/07/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Real Estate Commission Buyers Broker.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (81728)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Fees.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77219)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Date not provided.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Information was not provided
Federal Compliance - TRID Final Closing Disclosure Other Disclosures: Information was missing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dates entered as shown on doc.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees entered as shown on CD and LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees entered as shown on CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees entered as shown on CD and LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees entered as shown on CD and LE.
																																													-
350219519	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 25,275.47 on Final Closing Disclosure provided on 02/XX/2018 are underdisclosed. (Final/02/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application date not provided.					-
350219574	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender's initial loan application. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of the date the borrower received the CD. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No tolerance cure found in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No tolerance cure found in file.					-
350219357	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2016	1/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Principal Only Payment Inaccurate: Unable to determine if the Principal Payment on the Final TIL matches the Principal Payment on the loan due to missing information.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: missing lenders application Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing lenders application					-
350219367	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 did not disclose whether the loan will have an escrow account. (Final/07/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/07/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on 07/XX/2016 are underdisclosed. (Final/07/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender's Initial 1003 not provided.
Federal Compliance - TRID Final Closing Disclosure Escrow Account: No boxes are checked  under "This estimate includes" and In escrow? column is blank on page 1 of the final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: The Final CD had 0 for Property Insurance and Taxes.  These should have been listed as non-escrowed.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Final CD lists Estimated Taxes, Insurance as $XXX.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The Final CD did not have either boxed checked on page 4 in regard to an Escrow Account.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only CD's in file were the final and the post closing CD.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The $XXX Title Policy Prep Fee listed on the Post Closing CD is not listed on the Loan Estimate.
																																													-
350219489	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
350219389	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine due to missing Creditor application Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: LE did not disclose the fee.					-
350219459	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.						-
350219490	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days from transaction date of 4/XX/2019 12:00:00 AM.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender's Initial 1003 not provided Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclousure dated 4/XX/2019 not provided at least 3 business days prior to closing					-
350219359	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2016	1/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 02/03/2016	ZIP Code matches but the City on the Note differs from the City on the Appraisal.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77185)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial 1003
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - SubEscrow Fee of $XXX exceeds tolerance of $XXX.  Insufficient cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan Fee  $XXX exceeds tolerance of $XXX.  Insufficient cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording Service Fee of $XXX exceeds tolerance of $XXX.  Insufficient cure provided
																																													-
350219516	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List not provided to borrower within 3 business days of Initial Application.					-
350219442	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552)
																																									REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing				-
350219570	XXX	XXX	XXX	XXX	XXX	$XXX	NY	3/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2019, prior to three (3) business days from transaction date of 3/XX/2019 12:00:00 AM.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																								Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: No evidence the Closing Disclosure was provided to the borrowers.	REVIEWER - CURED COMMENT (2024/XX/06): Sufficient Cure Provided At Closing				-
350219512	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2015	7/XX/2015	Investment	Refinance Rate/Term	N/A	1	A	A	A	A						[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2											1	A	A	A	A							-
350219387	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2017	4/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List provided 03/XX/2017 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided					-
350219630	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2015	1/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2015 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Lender's initial application is missing from file; Broker initial application only.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: The Lender's initial application is missing from file; Broker initial application only.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The Lender's initial application is missing from file; Broker initial application only.
																																													-
350219364	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Did not locate the Lender's Initial Application.					-
350219552	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender 1003 not provided					-
350219610	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Unable to determine if the Max First Five Years Interest Payment on the Final TIL matches the Max Five Year Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Unable to determine if the Max First Five Years Principal Payment on the Final TIL matches the Max Five Year Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Principal Only Payment Inaccurate: Unable to determine if the Principal Payment on the Final TIL matches the Principal Payment on the loan due to missing information.
																																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing application date					-
350219496	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
																																													-
350219559	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Purchase	Seasoned ATR	1	A	A	A	A																	1	A	A	A	A							-
350219360	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2016	1/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated 2/XX/2016 not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee of $XXX exceeds tolerance of $XXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee of $XXX exceeds tolerance of $XXX.					-
350219659	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2014	8/XX/2014	Second Home	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
																																													-
350219471	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77185)
																																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.					-
350219429	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2015	3/XX/2015	Primary	Purchase	Seasoned ATR Risk	3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2015 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Unable to determine if the Max First Five Years Principal Payment on the Final TIL matches the Max Five Year Principal Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Principal Only Payment Inaccurate: Unable to determine if the Principal Payment on the Final TIL matches the Principal Payment on the loan due to missing information.

Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Note payment was used as Qualifying Payment due to the Approval not having the Qualifying P&I documented.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Final TIL had the word None where a zero was expected for the principal portion of the payment during the interest only period.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Principal Only Payment Inaccurate: Final TIL had the word None where a zero was expected for the principal portion of the payment during the interest only period.
																																												Yes	TILA ATR/QM
350219393	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.						-
350219426	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													-
350219488	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2019	1/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender application date Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine reason for $XXX under disclosure due to missing itemization of prepaid finance charges. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to increased Settlement costs, no cure found in file.					-
350219395	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2017	8/XX/2017	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2017)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial lender credit application. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE received 9/8/17.					-
350219629	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2015	11/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350219435	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2015	3/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350219540	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,843.13 on Final Closing Disclosure provided on 08/XX/2018 are underdisclosed. (Final/08/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender Application date not located in file					-
350219373	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No evidence of lender's initial application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was issued on 07/XX/2016 with a closing date of 07/XX/2016
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan estimate was e-signed on 06/XX/2016. The e-sign agreement in file is dated 06/XX/2016.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimated dated 06/XX/2016 is not signed by borrower, closing date is 07/XX/2016.
																																									REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing				-
350219632	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	3/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2015)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender's initial application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing lender's initial application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing lender's initial application
Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 0.619% per the loan approval, however the lowest index value available in the lookback period is 0.669%.
																																													-
350219446	XXX	XXX	XXX	XXX	XXX	$XXX	VA	8/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Borrower signature dated the same day as disbursement.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 5/XX/2016 but disclosed as $XXX on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 5/XX/2016 but disclosed as $XXX on Final Closing Disclosure.
																																													-
350219491	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	3/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2019 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75201)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial 1003.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - SubEscrow Fee of $XXX exceeds tolerance of $XXX.  No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee of $XXX exceeds tolerance of $XXX.  No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail / Messenger Fee of $XXX exceeds tolerance of $XXX. No cure was provided.
																																													-
350219520	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2017	11/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial 1003.					-
350219550	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C						[3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)

Federal Compliance - Seasoned Ability To Repay DTI Variance: The Lender's Loan Approval Summary/Loan Worksheet reflects that a qualifying P&I of $XXX was used for the approval. Based on the interest rate and loan terms, the correct qualifying P&I was $XXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Right to Receive a Copy of Appraisal disclosure dated 8/XX/2018 (initial) and 10/XX/2018 (final).
Federal Compliance - TRID Esign Consent Agreement Status: Missing E-Consent form.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Le's dated 8/XX/2018 and 9/XX/2018 do not reflect Transfer taxes and Final CD dated 10/XX/2018 reflects transfer taxes in the amount of $XXX paid by seller.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE's dated 8/XX/2018 and 9/XX/2018 do not reflect Title - Processing fee and final CD dated 10/XX/2018 reflects Title - Processing fee in the amount of $XXX paid by seller.
																																													TILA ATR/QM
350219612	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" Interest payment on the Final TIL does not match the Interest payment that may apply during the first rate adjustment of the loan.

Federal Compliance - Seasoned Ability To Repay DTI Variance: The Lender's Loan Approval Summary/Loan Worksheet reflects that a qualifying P&I of $XXX was used for the approval. Based on the interest rate and loan terms, the correct qualifying P&I was $XXX.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing Lender's Initial application date.
																																													TILA ATR/QM
350219571	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)						-
350219434	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2016 disclosed a '-' in the initial payment stream. (ProjSeq:1/2379924)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75197)
																																								Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: Final Closing Disclosure provided on 04/XX/2016 disclosed a '-' in the initial payment stream.	REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided within 60 Days of Closing				-
350219423	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2016	9/XX/2015	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																													-
350219421	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2016	9/XX/2016	Primary	Purchase	Seasoned ATR	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7580)		REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing				-
350219406	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204)
																																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided for the $XXX wire fee on the Final CD that was not disclosed on the LE.					-
350219498	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.						-
350219469	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2018	3/XX/2018	Primary	Purchase	Seasoned ATR Fail	3	C	C	C	C						[3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Fail.
[3] Federal Compliance - Seasoned Ability To Repay Loan Approval: Ability-to-Repay (Dodd-Frank 2014): Missing loan approval, seasoned QM/ATR testing is incomplete.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Consumer Debt Check charge.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75225)

Federal Compliance - Check Seasoned Loan Designation Match - ATR: The file does not contain an any of the following documents: Approval, AUS, Underwriting Worksheet or 1008
Federal Compliance - Seasoned Ability To Repay Loan Approval: The file does not contain an any of the following documents: Approval, AUS, Underwriting Worksheet or 1008
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure for Consumer debt check charge was found per final CD or post closing CD
																																													TILA ATR/QM
350219473	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2018)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial Application. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD XXXXXXX with closing date 6/23/18. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised LE issued 6/18/18 and CD issued XXXXXXX.					-
350219465	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2018	11/XX/2017	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Sales Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75225)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7519)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7505)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid COC in file for tolerance.
																																													-
350219392	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender application date not provided Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified dates					-
350219362	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75150)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lenders initial application is not found in file; broker only. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC found in file or Lender credit; fee found on post close CD. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC found in file or Lender credit.					-
350219572	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2019	2/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/XX/20/2019)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial applicate cate. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of the date of receipt by the borrower. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of the date of receipt by the borrower.					-
350219613	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - Seasoned Ability To Repay DTI Variance: The Lender's Loan Approval Summary/Loan Worksheet reflects that a qualifying P&I of $XXX was used for the approval. Based on the interest rate and loan terms, the correct qualifying P&I was $XXX.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure not provided to borrower within 3 business days of Initial Application.
																																													TILA ATR/QM
350219410	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2015	11/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2015)
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7728)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77232)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183)
																																								Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: An $XXX cure was provided on the Post Closing CD, Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An $XXX cure was provided on the Post Closing CD, Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An $XXX cure was provided on the Post Closing CD, Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An $XXX cure was provided on the Post Closing CD,					-
350219627	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2015	12/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) HUD Error: First change date on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Maximum loan payment can ever rise to on page 3 of the  final HUD was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 First Change Date matches the first change date on the loan due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) HUD Error: Maximum loan payment can ever rise to on page 3 of the  final HUD was not provided.: The section is blank on the HUD page 3.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 11/XX/2014, missing lender’s initial application to verify timing requirements
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure receipt is dated 11/XX/2014, missing lender’s initial application to verify timing requirements
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure is dated 1/XX/2015, missing lender’s initial application to verify timing requirements
																																													-
350219534	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2018	3/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file”. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Lender did not provide a cure for exceeded tolerance. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE reflects appraisal fee of $XXX and final CD reflects $XXX without cure.					-
350219539	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lenders Application date					-
350219397	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender initial application date. Unable to verify timing requirements. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing disclosure provided on 09/XX/2017 to borrower.					-
350219391	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2017). (Final/07/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/07/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2017 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/07/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,915.00 on Final Closing Disclosure provided on 07/XX/2017 are underdisclosed. (Final/07/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/07/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Amount Financed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Unable to determine under disclosure due to missing payment schedule.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE labeled the attorney fee as a title related charge; however, the final CD does not associate it with title charges.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE disclosed an appraisal fee of $XXX.  Final CD reflects $XXX.
																																													-
350219460	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2016)						-
350219476	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2018	5/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2018)
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Bill Pay fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75225)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No Waiver in file Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure in file					-
350219541	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender's initial loan application.					-
350219563	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2019	12/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 11/XX/2018, missing lender’s initial application to verify timing requirements Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE did not disclose transfer taxes.					-
350219368	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,899.41 on Final Closing Disclosure provided on 06/XX/2016 are underdisclosed. (Final/06/XX/2016)
																																													-
350219403	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2019	4/XX/2019	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Lender initial application is missing from file, Broker application only.	REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided At Closing				-
350219522	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2017	11/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																								Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. No evidence of cure.					-
350219363	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003 [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 04/08/2016	The Unit listed on the Note is different than the Unit designation on the Appraisal.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial 1003 Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated 4/XX/2024 not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing.					-
350219437	XXX	XXX	XXX	XXX	XXX	$XXX	NV	8/XX/2016	6/XX/2016	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2016).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/08/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Reconveyance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77180)

Federal Compliance - Seasoned Ability To Repay DTI Variance: Note payment was used as Qualifying Payment due to the Approval not having the Qualifying P&I documented. Approval documentation also does not address consumer debt or net rental REO loss amount(s) used to qualify.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post close CD shows the correct Total of Payments.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.
																																													TILA ATR/QM
350219378	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2016	9/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2016)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: There were two Appraisals Completed. The borrower signed and Acknowledgement of Receipt of the Preliminary Appraisal.					-
350219607	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2014	2/XX/2014	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure is dated 1/XX/2014, missing lender’s initial application to verify timing requirements					-
350219480	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender's initial loan application is missing.					-
350219358	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2016	4/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2016 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/05/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2016)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender application date missing from file. Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Broker NMLS ID was not provided. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial disclosure provided to borrower on 05/XX/2016.					-
350219530	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Purchase	Seasoned ATR	1	A	A	A	A																	1	A	A	A	A							-
350219625	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	9/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List not provided to borrower within 3 business days of Initial Application.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Book not provided to borrower within 3 business days of Initial Application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure not provided to borrower within 3 business days of Initial Application.
																																													-
350219533	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2018	2/XX/2018	Second Home	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: A list date is not stated on the document Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earliest closing disclosure dated 03/XX/2018 was signed by the borrower on the closing date of 03/XX/2018.					-
350219417	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2016	4/XX/2016	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
350219606	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2014	2/XX/2014	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure not provided to borrower within 3 business days of Initial Application.					-
350219371	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	3/XX/2016	Primary	Purchase	Seasoned ATR	1	A	A	A	A																	1	A	A	A	A							-
350219475	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender's initial loan application.					-
350219565	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2019	12/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Commitment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77170)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Pick Up Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77189)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77187)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77167)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not reflect Title Tax Related Service fee and Final CD reflects Title Tax Related Service fee in the amount of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not reflect Title Escrow fee and Final CD dated 1/XX/2019 reflects Title Escrow fee in the amount of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE reflects Transfer Taxes of $XXX and Final CD dated 1/XX/2019 reflects total Transfer Taxes of $XXX; $XXX paid by borrower and $XXX paid by seller at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not reflect Title Tax Service fee and Final CD dated 01/XX/2019 reflects Title Tax Service fee in the amount of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Most recent LE dated 1/XX/2019 reflects a Survey fee of $XXX and Final CD dated 1/XX/2019 reflects a Survey fee of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not reflect Settlement fee and final CD dated 1/XX/2019 reflects Settlement fee in the amount of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not reflect Attorney's fee and Final CD dated 1/XX/2019 reflects Attorney's fee in the amount of $XXX.
																																													-
350219633	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	2/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2015 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																													-
350219376	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2016	7/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2016 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2016)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial lender application date missing from file. Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Broker NMLS ID missing from CD.					-
350219458	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender loan application Federal Compliance - TRID Esign Consent Agreement Status: Agreement is signed but does not have a signature date. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified signature dates on document Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified dates on document					-
350219463	XXX	XXX	XXX	XXX	XXX	$XXX	NV	12/XX/2017	9/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																									REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided At Closing				-
350219372	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Release(s).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77148)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Verified date
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified date of CD
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified date of CD
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure entered
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Seller paid fee
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure entered
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure entered
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure entered
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure entered
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax paid by seller
																																													-
350219569	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application not provided					-
350219626	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2015	12/XX/2014	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C						[3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - Seasoned Ability To Repay DTI Variance: The Lender's Loan Approval Summary/Loan Worksheet reflects that a qualifying P&I of $XXX was used for the approval. Based on the interest rate and loan terms, the correct qualifying P&I was $XXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine due to missing information.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine due to missing information.
																																													TILA ATR/QM
350219439	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2016	1/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Signed dated is 3/XX/2016.					-
350219408	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of date borrower received the disclosure. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of date borrower received the disclosure.					-
350219526	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	1/XX/2018	10/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Testing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Timing Testing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of the loan becoming an ARM.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																								Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance was provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance was provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance was provided.					-
350219468	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2018	2/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2018). (Final/03/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine under disclosure due to missing TIL itemization					-
350219548	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2018	8/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2018 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75199)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire /Funding/ Disbursement Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Service Charges of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail / Messenger Fee.of $XXX exceeds tolerance of $XXX.
																																													-
350219462	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lenders application not provided in file, so unable to enter date Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 10/XX/2017, but disclosed as $XXX on Final Closing Disclosure. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 10/XX/2017, but disclosed as $XXX on Final Closing Disclosure.					-
350219517	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD issued 10/XX/2017, Closing date is 10/XX/2017 and CD was signed on 10/XX/2017. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tolerance cure not located in file.					-
350219422	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2015	4/XX/2015	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																													-
350219420	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2016	11/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2016)
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2015)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Date provided on Final CD	REVIEWER - CURED COMMENT (2024/XX/06): Sufficient Cure Provided At Closing				-
350219461	XXX	XXX	XXX	XXX	XXX	$XXX	NY	3/XX/2018	7/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[2] State Compliance - (State HPML Provision) New York Subprime Loan (Escrow Not Established): New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan.  It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: New York Subprime Loan: APR on subject loan of 5.65578% is in excess of allowable threshold of Prime Mortgage Market Rate 3.67000% + 1.75%, or 5.42000%.  Non-Compliant SubPrime Loan.
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																													-
350219500	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2016	12/XX/2015	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2016)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
																																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated 1/27/16 and closing dated XXXXXXX.					-
350219558	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2018)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Lender's initial application is missing from file.					-
350219658	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	7/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of lender's application date. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing evidence of Lender's initial application date. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing evidence of lender's application date.					-
350219432	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2016	12/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD issued 2/19/16. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided by lender for excessive tolerance.	REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing				-
350219501	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2015	5/XX/2015	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A																	1	A	A	A	A							-
350219374	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2016	7/XX/2016	Primary	Refinance Rate/Term	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2016)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial creditor application is missing Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Information provided reflects CD Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Information provided reflects CD	REVIEWER - CURED COMMENT (2024/XX/06): Sufficient Cure Provided At Closing				-
350219478	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 08/XX/2018 but disclosed as $XXX on Final Closing Disclosure.					-
350219495	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	1/XX/2019	Primary	Refinance Rate/Term	Seasoned ATR	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											1	A	A	A	A							-
350219470	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine date Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified date Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided					-
350219456	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2015	9/XX/2015	Second Home	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List not provided to borrower within 3 business days of Initial Application.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Book not provided to borrower within 3 business days of Initial Application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure not provided to borrower within 3 business days of Initial Application.
																																													-
350219405	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2018) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 12/XX/2018 but disclosed as $XXX on Final Closing Disclosure.					-
350219353	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2015	5/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender initial application date. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing lender initial application date. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing lender initial application date.					-
350219450	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																									REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided At Closing				-
350219549	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2018	8/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2018 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Lender's initial credit application is missing from file; Broker initial only. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is dated 8/XX/2018, but is not signed by the borrower so could not confirm receipt date. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE did not disclose transfer taxes. CD reflects transfer taxes were paid by the seller.					-
350219499	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2015	4/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																													-
350219507	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	8/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Proof of a cure was not provided.					-
350219561	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lenders 1003 not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender cure not provided					-
350219428	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
																																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD not provided to Borrowewr(s) within 3 business days of closing.					-
350219567	XXX	XXX	XXX	XXX	XXX	$XXX	TX	2/XX/2019	1/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7568)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75204)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Notary Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance Fee of $XXX exceeds tolerance of $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Document Preparation Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Certificate Fee of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Feeof $XXX exceeds tolerance of $XXX.
																																													-
350219411	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2015	8/XX/2015	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																													-
350219547	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2018	7/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR Risk	3	C	C	C	C						[3] Application / Processing - Missing Document: Missing Final 1003											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2018)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2018 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Seasoned Ability To Repay DTI Variance: Approval indicates the qualifying rate was 5.802% but the qualifying P&I of $XXX reported on the approval does not correspond to that rate.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No date was provided on the document.
																																													TILA ATR/QM
350219354	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2015	7/XX/2015	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial lender loan application. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing initial lender loan application.					-
350219436	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2016	2/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2016). (Final/03/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of $XXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax is not stated on the final CD, the Seller CD is $XXX					-
350219553	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2018)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial application date	REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided within 60 Days of Closing				-
350219377	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2016	9/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial app missing; therefore, unable to document date received Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure noted in file Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was provided on final CD Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was provided on final CD					-
350219482	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2019	10/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 6.38322% or Final Disclosure APR of 6.38300% is equal to or greater than the threshold of APOR 4.77% + 1.5%, or 6.27000% Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2018)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Documentation not dated Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided					-
350219564	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7505)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 11/XX/2018, missing lender’s initial application to verify timing requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD is dated 11/XX/2018, but is not signed by the borrower so cannot confirm receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax was paid by the Seller.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance provided.
																																													-
350219528	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 1/XX/2018, missing lender’s initial application to verify timing requirements					-
350219396	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2017	7/XX/2017	Second Home	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
																																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The issue date is 7/19/17 and the electronic signature date is 7/24/17. E-consent signed 7/21/17. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.					-
350219535	XXX	XXX	XXX	XXX	XXX	$XXX	OR	4/XX/2018	2/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01707% or Final Disclosure APR of 6.01700% is equal to or greater than the threshold of APOR 4.45% + 1.5%, or 5.95000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2376819)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2376818)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2376817)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2018)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 3/XX/2018.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Disclosure is missing.
Federal Compliance - TRID Appraisal Disclosure - HPML Timing: Disclosure is missing.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Disclosure reflects a minimum P&I payment of $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Disclosure reflects a minimum P&I payment of $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Disclosure reflects a minimum P&I payment of $XXX.
																																													-
350219453	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 04/XX/2016 did not disclose the total principal paid off in 5 years. (Interim/04/XX/2016)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																								Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Disclosure is missing. Federal Compliance - TRID Final Loan Estimate 5 Year Paid Off: The disclosed amount does not match the loan terms. Federal Compliance - TRID Loan Estimate Timing: Initial LE is not signed. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance is missing.					-
350219524	XXX	XXX	XXX	XXX	XXX	$XXX	OH	1/XX/2018	12/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,644.78 on Final Closing Disclosure provided on 01/XX/2018 are underdisclosed. (Final/01/XX/2018)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/12/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/11/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial Loan Application. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax paid by Seller not disclosed to buyer on the LE.					-
350219414	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2016	12/XX/2015	Primary	Purchase	Seasoned ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											3	C	C	C	C
[3] Federal Compliance - Check Seasoned Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Seasoned ATR does not match Due Diligence Loan Designation of Seasoned ATR Risk.
[3] Federal Compliance - Seasoned Ability To Repay DTI Variance: Ability to Repay (Dodd-Frank 2014): DTI variance exceeds 3 points when using the correct P&I qualifying payment.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2016)
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7726)

Federal Compliance - Seasoned Ability To Repay DTI Variance: Approval indicates the borrower was qualified using a rate that is lower than the note rate. Qualifying P&I taken from the 1008 as the Loan Approval only indicates overall PITI and not qualifying P&I. Loan is a 7/1 IO ARM.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller fees provided on Closing Disclosure. No evidence of a Seller Closing Disclosure in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided on 01/XX/2016.
																																									REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided At Closing				TILA ATR/QM
350219624	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	8/XX/2014	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed prepaid interest of $XXX, however the Final HUD shows actual prepaid interest charged was $XXX.					-
350219554	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Seasoned ATR	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2018)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender initial loan application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing lender's initial loan application date.
																																									REVIEWER - GENERAL COMMENT (2024/XX/19): Received duplicate copy of Closing Disclosure that has no evidence of having been received by the borrower.			Yes	TR Indeterminable
350219542	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No acceptable evidence of Lender’s application date in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE dated 5/XX/2018 reflects $XXX in transfer taxes paid by borrower and and the final CD dated 6/XX/2018 reflects $XXX transfer taxes paid by seller.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE dated 5/XX/2018 does not reflect second appraisal fee and the final CD dated 6/XX/2018 reflects $XXX.
																																													-
350219527	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2018, prior to three (3) business days from transaction date of 12/XX/2018 12:00:00 AM.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2018 disclosed N/A as Non-Escrowed Property Costs over Year 1. (Final/02/XX/2018)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lenders initial 1003 not provided					-
350219390	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2017	3/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																								Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: COC in file that was revised after closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file that was revised after closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file that was revised after closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file that was revised after closing					-
350219416	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2016	3/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial LE does not disclose a second appraisal fee of $XXX. Valid change in circumstance was not provided.					-
350219402	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2019	3/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Transaction Management.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77122)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Assessment Service.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77121)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Mileage.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing lender initial credit application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender cure for excessive fee tolerance on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender cure for excessive fee tolerance on final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender cure for excessive fee tolerance on final CD.
																																													-
350219617	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A																	1	A	A	A	A							-
350219616	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Rate/Term	N/A	1	A	A	A	A																	1	A	A	A	A							-
350219619	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A																	1	A	A	A	A							-
350219481	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Other	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.31268% or Final Disclosure APR of 6.32700% is equal to or greater than the threshold of APOR 4.68% + 1.5%, or 6.18000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2018)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial lender loan application. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XXXXXXX. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE is verified as dated 12/12/18. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC for fee inclusion.					-
350219394	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75201)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75195)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Lender's Initial 1003.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance. Fee of $XXX exceeds tolerance of $XXX. No cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee  of $XXX exceeds tolerance of $XXX. No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow Fee of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire /Funding/ Disbursement Fee of $XXX exceeds tolerance of $XXX.   No cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - SubEscrow Fee of $XXX exceeds tolerance of $XXX. N0 cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee of $XXX exceeds tolerance of $XXX.  No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Processing Fee of $XXX exceeds tolerance of $XXX. No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail / Messenger Fee of $XXX exceeds tolerance of $XXX.  No cure provided.
																																													-
350219537	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2018	4/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/05/XX/2018)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2018)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - State of IL Policy Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77121)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender application date not provided
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Seller paid portion was not disclosed on the LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure not provided
																																													-
350219620	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																												No	TNR Testing Not Required
350219409	XXX	XXX	XXX	XXX	XXX	$XXX	OR	7/XX/2016	2/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the document was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Data entered reflects document
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of sufficient cure or valid change of circumstance in file.
																																													-
350219621	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)						-
350219457	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2016	4/XX/2016	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine under disclosure due to missing Itemization of Amounts Financed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Lender provided credit of $XXX which is insufficient to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Lender provided credit of $XXX which is insufficient to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Lender provided credit of $XXX which is insufficient to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Lender provided credit of $XXX which is insufficient to cure.
																																													-
350219545	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE did not disclose transfer taxes. CD reflects the transfer taxes were paid by the seller.					-
350219622	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Cash-out - Debt Consolidation	N/A	1	A	A	A	A																	1	A	A	A	A							-
350219464	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2017	10/XX/2017	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196)
																																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance exceeded for Underwriting Fee by $XXX. Cure for $XXX Fee was not provided.					-
350219556	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2018	10/XX/2018	Second Home	Purchase	Seasoned ATR	1	A	A	A	A																	1	A	A	A	A							-
350219623	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	7/XX/2014	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.						-
350219608	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2014	2/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
																																													-
350219544	XXX	XXX	XXX	XXX	XXX	$XXX	ID	7/XX/2018	6/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2018)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD was signed the same day as closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of cure provided.
																																													-
350219618	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	2/XX/2014	Investment	Refinance Rate/Term	N/A	3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																												No	TNR Testing Not Required
350219615	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 07/XX/2014
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350219562	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Second Home	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender initial loan application missing from file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD provided XXXXXXX, signed by borrowers XXXXXXX, with a close date of XXXXXX. With the weekend of XXXX and XXXX, plus the holiday of XXXX, this is only 2 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The LE's disclose the transfer tax fee at $XXX. The fee on the final CD is $XXX, with rounding up. Associated the closing statement for the variance in rounding.
																																									REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided At Closing				-
350219509	XXX	XXX	XXX	XXX	XXX	$XXX	NV	9/XX/2015	8/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2015 used as disbursement date for compliance testing.						-
350219657	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													-
350219487	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2019	1/XX/2019	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List not provided to borrower within 3 business days of Initial Application.					-
350219474	XXX	XXX	XXX	XXX	XXX	$XXX	CT	7/XX/2018	6/XX/2018	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 6.77123% is equal to or greater than the threshold of APOR 4.51% + 1.5%, or 6.01000%.  Non-Compliant Loan.
[2] State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (State HPML Provision) Connecticut Non-Prime Home Loan (Escrow Not Established): Connecticut Non-Prime Home Loan (HB5577): Escrow Account not established on first lien mortgage for payment of taxes and insurance.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Tolerance Fee Rounding: Unable to determine whether a cure was provided due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

State Compliance - (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided Timely): Unable to determine due to missing information.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine due to missing information.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on LE dated 06/XX/2018, but disclosed as $XXX on Final Closing Disclosure.
																																									REVIEWER - GENERAL COMMENT (2024/XX/11): Based upon the ambiguity within the statutory language regarding what extent of coverage for the master policy is needed in order to be considered exempt for the escrow requirements, outside counsel is agreeable to a an EV2-B for the escrow exception since there is a master policy in place providing a level of protection for the borrower.				-
350219614	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Primary	Purchase	Seasoned ATR	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																								Federal Compliance - RESPA (2010) - First Change Date on Final HUD-1 Inaccurate: First change date on Final HUD is 8/21/21 and does not match the Note of 8/1/21. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Missing initial lender loan application. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing initial lender loan applicat					-
350219543	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2018	5/XX/2018	Primary	Refinance Limited Cash-out XXX E	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/28/2018
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 11.18 is less than Guideline PITIA months reserves of 18.00.
[3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower:  $XXX; Total Cash Out:    $XXX;  Refi Purpose:  Limited Cash-out XXX E
																																		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Testing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Timing Testing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of the loan becoming an ARM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
																																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower					-
350219573	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	2/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/15/2019 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2019 did not disclose an accurate Margin as reflected on the Note. (Final/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/04/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2019 did not disclose an accurate Margin as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Disclosure disclosed a Amount Financed are $XXX . Due Diligence Amount Financed are $XXX . There is a variance of $XXX .
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Disclosure disclosed a Finance Charges are $XXX . Due Diligence Finance Charges are $XXX . There is a variance of $XXX .
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Disclosure disclosed a Total Of Payments are $XXX . Due Diligence Total Of Payments are $XXX . There is a variance of $XXX .
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
																																													-
350219538	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2018	4/XX/2018	Primary	Purchase	Non QM	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/18/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	The subject property is located in a FEMA Disaster area provide A post disaster inspection verifying there was no damage the inspection must include exterior photos and the property must be re-inspected on or after 10/16/2020.. declared end date.										1	A	A	A	A							-
350219551	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 09/19/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date:XXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was 01/31/2023. Provide a post-disaster inspection report showing no damage to the property.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial 1003 was not provided. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.					-
350219515	XXX	XXX	XXX	XXX	XXX	$XXX	CT	9/XX/2017	9/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/22/2017
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.
[3] General - Incomplete Document: Closing Disclosure is incomplete
[3] General - Incomplete Document: Closing Disclosure is incomplete
																								The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required. Date issued and other information missing Date issued and other information missing										2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2017 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/09/XX/2017)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2017 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/09/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2017)
																																								Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued and other information missing Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued and other information missing Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					-
350219631	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 11/10/2014
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 658 is less than Guideline representative FICO score of 680.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification, Tax Verification
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/05/2011
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/05/2011
																								Two months Bank statement not provided. Representative FICO score of 658 is less than Guideline representative FICO score of 680. Hazard Insurance Coverage Amount is insufficient by $XXX. Insurance Verification, Statement and Tax Verification not provided. This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided. This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 02/XX/2015 Changed Circumstance not provided for GFE dated 02/XX/2015 from GFE dated 02/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - Check Loan Designation Match - ATR: Loan Designation discrepancy due to missing W-2, VVOE and WVOE.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Unable to verify current Wages/W-2, VVOE and WVOE not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated 1/XX/2015 missing evidence of receipt.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided for GFE dated 02/XX/2015 from GFE dated 02/XX/2015
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																													TILA ATR/QM
350219404	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2019	3/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/09/2019 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was 09/05/2021. Provide a post-disaster inspection report showing no damage to the property.										2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No changed circumstance nor cure provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No changed circumstance nor cure provided.					-
350219472	XXX	XXX	XXX	XXX	XXX	$XXX	OR	7/XX/2018	5/XX/2018	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/30/2018
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, HOA Verification, Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, OR HOA Verification, Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, OR HOA Verification, Insurance Verification, Statement, Tax Verification
																								The property is in XXX, OR. A post-disaster inspection is required verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 11/03/2020. [Most Recent Valuation Inspection Date: 05/30/2018] Missing documentation verifying P&I, tax, insurance, and HOA obligations for retained property. Missing documentation verifying P&I, tax, insurance, and HOA obligations for retained property. Missing documentation verifying P&I, tax, insurance, and HOA obligations for retained property.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - C Corporation 1120: Ability to Repay (Dodd-Frank 2014): Unable to verify C Corp income using reasonably reliable third-party records. (XXX XXX/C-Corp 1120)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2372490)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2372489)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2372488)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: Missing most recent 1040 / 1120 / 1120S / 1065 tax returns.  Tax return extensions for tax year 2017 are provided.
Federal Compliance - General Ability To Repay Provision Income and Assets - C Corporation 1120: Missing most recent 1120 tax return.  Tax return extension for tax year 2017 is provided.
Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Missing most recent 1120S tax return.  Tax return extension for tax year 2017 is provided.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Missing most recent 1040 tax return.  Tax return extension for tax year 2017 is provided.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Missing most recent 1040 tax return.  Tax return extension for tax year 2017 is provided.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Missing most recent 1040 tax return.  Tax return extension for tax year 2017 is provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing is provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Calculated P&I of $XXX for payment stream 2 does not match P&I of $XXX disclosed on final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Calculated P&I of $XXX for payment stream 3 does not match P&I of $XXX disclosed on final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Calculated P&I of $XXX for payment stream 2 does not match P&I of $XXX disclosed on final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Fee disclosed as $XXX on the Loan Estimate dated 05/XX/2018 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
																																									REVIEWER - CURED COMMENT (2024/XX/05): Sufficient Cure Provided within 60 Days of Closing				TILA ATR/QM
350219513	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2018	2/XX/2018	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 01/11/2018
Disaster End Date: 11/17/2020
Disaster Name: XXX
Disaster Declaration Date: 10/16/2020
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.63903% exceeds Guideline total debt ratio of 45.00000%.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/08/2015

The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was 11/17/2020.
Provide a post-disaster inspection report showing no damage to the property.
Calculated investor qualifying total debt ratio of 45.63903% exceeds Guideline total debt ratio of 45.00000%. Lender exception requested for DTI exceeding guidelines. Compensating factors include High Credit score, High reserves, Long Term employment, BOC relationship. Borrower Credit meets Tier 1 expanded approval guidelines. Lender exception approval not found in file.
YTD Paystubs were not provided for wage earning job.
VOE was not provided.
																																		3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.63903% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2018)

Federal Compliance - Check Loan Designation Match - ATR: Loan designation discrepancy due to missing income documentation and DTI exceeds guidelines.
Federal Compliance - General Ability To Repay Provision Employment - W-2: YTD Paystubs were not provided.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Income documentation provided meets requirements. Verification of employment was provided after Note date but prior to funding date.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Calculated investor qualifying total debt ratio of 45.63903% exceeds Guideline total debt ratio of 45.00000%. Lender exception requested for DTI exceeding guidelines. Compensating factors include High Credit score, High reserves, Long Term employment, BOC relationship. Borrower Credit meets Tier 1 expanded approval guidelines. Lender exception approval not found in file.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Calculated investor qualifying total debt ratio of 45.63903% exceeds Guideline total debt ratio of 45.00000%. Lender exception requested for DTI exceeding guidelines. Compensating factors include High Credit score, High reserves, Long Term employment, BOC relationship. Borrower Credit meets Tier 1 expanded approval guidelines. Lender exception approval not found in file.
Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Loan Originator Organization not in approved license status to conduct loan origination activities. Originator has an Inactive status for Federal Registration in the NMLS database, Unable to determine if status was active at time of loan origination.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator NMLSR information on loan documents was not fouind in the NMLS database. No evidence of licensure at time of loan origination.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure is required to be delivered to borrower within 3 business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 06/XX/2018 not received by borrower at least four business days prior to closing.
																																													TILA ATR/QM
350219483	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	12/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 12/13/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.94 is less than Guideline PITIA months reserves of 6.00.											2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2018)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: There were no Seller paid fees disclosed on the Seller's CD.					-
350219400	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/17/2019
Disaster End Date: XXX
Disaster Name: XXX
Disaster Declaration Date: XXX
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 67.96117% exceeds Guideline loan to value percentage of 65.00000%.
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 705 is less than Guideline representative FICO score of 720.
																								The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required. LTV is over the guideline of 65% Representative FICO of 705 is under the guideline of 720.										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.					-
350219407	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2019	12/XX/2018	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 11/06/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XXX Provide a post-disaster inspection report showing no damage to the property. Note for Subordinate Lien or payment statement detailing current balance and interest rate of 2nd lien was not provided.										1	A	A	A	A							-
350219628	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud report is missing on file										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal was provided after the effective date, 10/24/14, but before the signature date of 12/18/14.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The information is entered accurately per the Final TIL document.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: The information is entered accurately per the Final TIL document.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: The information is entered accurately per the Final TIL document.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: The information is entered accurately per the Final TIL document.
																																													-
350219375	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2016	7/XX/2016	Primary	Purchase	Non QM	1	A	A	A	A						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/21/2016 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XXX. Provide a post-disaster inspection report showing no damage to the property.										1	A	A	A	A					Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
350219424	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	6/XX/2015	5/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification	Missing Insurance Verification										2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 05/XX/2015, GFE Date: 06/XX/2015, GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 05/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																																													-
350219398	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2019	3/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/07/2019 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required. VOR is missing										2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019) [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 03/XX/2019 not received by borrower at least four (4) business days prior to closing.					-
350219486	XXX	XXX	XXX	XXX	XXX	$XXX	HI	4/XX/2019	10/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 01/21/2019 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	Missing Post Disaster Inspection (PDI)										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on Closing Disclosure issued 4/XX/2019, Change of Circumstance in file dated 4/XX/2019 only states interest rate dependent charges.					-
350219611	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	5/XX/2014	Second Home	Purchase	ATR Risk	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/15/2014 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 (2013) [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided	Guidelines require signed US tax returns to verify foreign income which was not provided. Guidelines require signed U.S. tax returns verifying foreign income which was not provided. Fraud Report is missing										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - Check Loan Designation Match - ATR Risk: Loan Designation determined to be ATR Risk due to missing tax retruns.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Guidelines require signed U.S. tax returns verifying foreign income which was not provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Guidelines require signed U.S. tax returns verifying foreign income which was not provided.
Federal Compliance - Disbursement Date Missing Test: Disbursement Date is missing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations to borrower is missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure provided on 6/XX/2014
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: First Adjustment" date on the Final TIL disclosed as 8/XX/2019 and does not match the first adjustment date for the loan on Arm screen.
																																													TILA ATR/QM
350219609	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2014	3/XX/2014	Investment	Purchase	N/A	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/24/2014 Disaster End Date:XXX Disaster Name: XXX Disaster Declaration Date:XXX [3] Application / Processing - Missing Document: Fraud Report not provided											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.					-
350219479	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2018	8/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/17/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	Most Recent Valuation Inspection Date: 08/17/2018 Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX										2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure issued on 9/XX/2018 was not acknowledged by the Borrowers.					-
350219352	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													-
350219413	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2017	12/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 670 is less than Guideline representative FICO score of 700.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
																								670 is less than 700 Cash-out Refinance										2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest Closing Disclosure provided was the Final Closing Disclosure issued on same day as closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The 4/XX/2017 Revised Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the Revised Loan Estimate at least 4 business days before closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on Final Closing Disclosure dated 4/XX/2017 with a valid Change of Circumstance not evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on Final Closing Disclosure dated 4/XX/2017 with a valid Change of Circumstance not evident.
																																													-
350219441	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2016	8/XX/2016	Second Home	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B	[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.						-
350219427	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2016	5/XX/2016	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/15/2016	Income documentation requirements not met due to the co-borrower's VVOE not within 10 calendar days prior to the funding date as required. Verification of employment is not within 10 business days prior to the funding date as required.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, paystub provided was dated more than 90 days prior to closing, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2016)

Federal Compliance - Check Loan Designation Match - ATR: Loan Designation discrepancy due to the co-borrower's VVOE not within 10 calendar days prior to the funding date as required.
Federal Compliance - General Ability To Repay Provision Employment - W-2: W-2 are required to verify 2 years employment history for XXX.
Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Loan Designation discrepancy due to the co-borrower's VVOE not within 10 calendar days prior to the funding date as required.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Loan Designation discrepancy due to the co-borrower's VVOE not within 10 calendar days prior to the funding date as required.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Loan Designation discrepancy due to the co-borrower's VVOE not within 10 calendar days prior to the funding date as required.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
																																													TILA ATR/QM
350219425	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2016	7/XX/2016	Primary	Refinance Cash-out - Other	Non QM	1	A	A	A	A						[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 693 is less than Guideline representative FICO score of 700.											1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was disclosed as $XXX on initial LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided At Closing				-
350219385	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2017	12/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Commitment State: CA	The preliminary title report does not reflect an ALTA Loan Policy amount. Final Title Policy was not provided to verify sufficient title coverage was obtained.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/20/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR: As per Due Diligence Loan Designation of ATR Fail
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: 2 year history of Sole Proprietorship employment not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file that borrower received a copy of each appraisal at least 3 business days prior to closing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing initial Closing Disclosure.
																																													TILA ATR/QM
350219382	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2017	11/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX [3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of is less than Guideline representative FICO score of 680. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided [3] General - Missing Document: Verification of Non-US Citizen Status not provided	Missing third party documentation verifying residency status. FICO Score not provided. Approved lender exception is provided for use of alternative credit. Missing sales contract addendum reflecting final sales price of $XXX. Missing third party documentation verifying residency status.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2016)

Federal Compliance - Check Loan Designation Match - ATR: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Fail due to the following issue(s): Borrower is a foreign national and does not file taxes in the US.  An approved lender exception is provided for use of alternative income documentation.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Borrower is a foreign national and does not file taxes in the US.  An approved lender exception is provided for use of alternative income documentation.
Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Licensing record for XXX not found in NMLS database.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: The initial disclosure, issued within 3 business days of application, was not signed by borrower(s).
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate electronically issued on 11/XX/2016 and electronically signed on 11/XX/2016.  Earliest consent provided is dated 11/XX/2016.
																																													TILA ATR/QM
350219440	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2016	7/XX/2016	Second Home	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/22/2016 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification, Insurance Verification, Statement, Tax Verification	All other conditions were not met due to the missing REO documents. HOA information not mentioned on appraisal report.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Federal Compliance - Check Loan Designation Match - ATR Risk: Loan Designation discrepancy due to the missing REO document.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Loan Designation discrepancy due to the missing REO document.
Federal Compliance - Guideline Deficiency - ATR Impact: Loan Designation discrepancy due to the missing REO document.
																																													TILA ATR/QM
350219386	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2017	1/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 1.35 is less than Guideline PITIA months reserves of 6.00.	E-sign Consent Agreement is missing. Calculated PITIA months reserves of 1.35 is less than Guideline PITIA months reserves of 6.00.										2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					-
350219451	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2017	9/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	E-sign Consent Agreement is missing. Policy amount not provided in preliminary title.										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Loan Disclosures: Final Closing Disclosure provided on 02/XX/2017 Will Not Have Escrow - Reason.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $XXX on Loan Estimate but Appraisal Fee disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
																																													-
350219369	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2017	5/XX/2016	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Missing E-sign Consent Agreement $XXX cash proceeds to Borrower on Rate/Term Refinance loan approval.							[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 05/16/2017			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)

Federal Compliance - Check Loan Designation Match - ATR: Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date. Unable to verify S-Corp income using reasonably reliable third-party records. Unable to verify Sole Proprietorship income using reasonably reliable third-party records.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Most recent business returns in file are for 2015 tax year.  Missing third party verification dated within 120 days of Note date.
Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Most recent business returns in file are for 2015 tax year.  Missing third party verification dated within 120 days of Note date.
Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Missing third party verification dated within 120 days of Note date.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Missing third party verification dated within 120 days of Note date.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Missing third party verification dated within 120 days of Note date.
																																													TILA ATR/QM
350219419	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2017	11/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003	E-sign Consent is missing in file. Final 1003 is missing in file.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2017 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2377425)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2377424)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2377423)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2377422)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/02/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2017 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon sale in CA taxes are re-assessed.  1.25% of sales price was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: Documented costs in the loan file are $XXX monthly for property insurance and $XXX monthly for taxes for a total of $XXX monthly and the final Closing Disclosure reflected an escrow payment of $XXX.
																																									REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/07): Sufficient Cure Provided At Closing				-
350219443	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other	Non QM	1	A	A	A	A																	1	A	A	A	A							-
350219388	XXX	XXX	XXX	XXX	XXX	$XXX	HI	5/XX/2017	3/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 47.52920% exceeds Guideline total debt ratio of 45.00000%.	Total debt ratio of 47.52920% exceeds Guideline total debt ratio of 45.00000%.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.52920% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR Risk: P$L missing signature.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: P&L statement is missing signature.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.52920% moderately exceeds the guideline maximum of 45.00%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: CD dated 04/XX/2017 is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The 04/XX/2017 Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.
																																													TILA ATR/QM
350219383	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2017	11/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.11032% exceeds Guideline total debt ratio of 45.00000%. [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/01/2013	increase in DTI due to rental income calculation. Verification of employment is not within 10 calendar days of the Note. Verification of employment is not within 10 calendar days of the Note.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 51.11032% and based on 1026.43(c)(5) of 55.73% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75174)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: Third party verification is missing for Self Employment income of borrower.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Third party verification is missing for Self Employment income of borrower.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Third party verification is missing in file for Self Employment income of borrower.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Increase in DTI due to change in Rental income calculation.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Verifications of employment for the borrower were not provided within 10 calendar days for the wage income or 30 calendar days for the self-employment income.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																									REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024/XX/08): Sufficient Cure Provided within 60 Days of Closing				TILA ATR/QM
350219444	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2017	11/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXX XXX, CA Insurance Verification	Qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. E-sign Consent Agreement is missing. Need the homeowners insurance documentation for this property.										2	B	B	B	B
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $XXX on Loan Estimate but disclosed as $XXX.6on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
																																													-
350219415	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2016	8/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure provided to the borrower.					-
350219431	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2016	12/XX/2015	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 75.09142% exceeds Guideline total debt ratio of 45.00000%. [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	E-sign Consent Agreement is not provided. Calculated investor qualifying total debt ratio of 67.28891% exceeds Guideline total debt ratio of 45.00000%. Loan purpose disclosed on final 1003 and approval is Rate/Term Refinance. Cash to Borrower per final closing disclosure is $XXX exceeding guideline maximum.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 75.09142% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/03/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2378252)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/2378252)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Loan Designation Match - ATR Risk: Recalculated DTI of 75.091% exceeds guideline maximum DTI of 45.00% causing a loan designation discrepancy.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay fail due to  lower calculated REO income.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Recalculated DTI of 75.091% exceeds guideline maximum DTI of 45.00%, due to  lower calculated REO income.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final Closing Disclosure provided on 01/XX/2016 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on 01/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure is required.
																																													TILA ATR/QM
350219384	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C						[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 673 is less than Guideline representative FICO score of 680. [3] Income Documentation - Income documentation requirements not met. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Guideline requirement FICO score of 680 is not met. VOE provided but signed and dated after note date.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2016 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/12/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/12/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/2378278)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2378277)

Federal Compliance - Check Loan Designation Match - ATR: QM failure due to missing income documentation; VOE provided but signed and dated after note date.
Federal Compliance - General Ability To Repay Provision Employment - W-2: ATR failure due to missing income documentation; VOE provided but signed and dated after note date.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: ATR failure due to missing income documentation; VOE provided but signed and dated after note date.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: VOE provided but signed and dated after note date.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Payment shown on final CD matches input in Clarity.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Payment shown on final CD matches input in Clarity.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: The CD dated 12/XX/2016 indicates a max payment in year 8 of $XXX. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: The CD dated 12/XX/2016 indicates a max payment in year 8 of $XXX. The Note and Arm Disclosure indicate the loan is fixed through year 8.
																																													TILA ATR/QM
350219600	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2014	7/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013.  The source for this date is GFE, TIL, credit report.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
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350219604	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2014	12/XX/2013	Primary	Purchase		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013.  The source for this date is GFE, TIL and credit report.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																												No	TNR Testing Not Required
350219603	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2014	12/XX/2013	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or XXX)
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Unable to determine if the Max First Five Years Interest Payment on the Final TIL matches the Max Five Year Interest Payment on the loan due to missing information.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Unable to determine if the Max First Five Years Principal Payment on the Final TIL matches the Max Five Year Principal Payment on the loan due to missing information.
																																													-